UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust
(exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané Tyler, Secretary
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577

Date of fiscal year end:     December 31, 2006

Date of reporting period:  December 31, 2006

Item 1.  Reports to Stockholders

Westcore Equity Funds
Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund

Westcore Bond Funds
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC.

Shareholder Letter	2
Average Annual Total Returns	4
Fund Expenses	7
Morningstar Ratings and Lipper Leaders	8
Manager's Overview	16
Westcore MIDCO Growth Fund	16
Westcore Growth Fund	20
Westcore Select Fund	24
Westcore International Frontier Fund	28
Westcore Blue Chip Fund	32
Westcore Mid-Cap Value Fund	36
Westcore Small-Cap Opportunity Fund	40
Westcore Small-Cap Value Fund	44
Westcore Flexible Income Fund	48
Westcore Plus Bond Fund	52
Westcore Colorado Tax-Exempt Fund	56
Trustees and Officers	60

Financial Statements	65
Statements of Investments	65
Statements of Assets and Liabilities	124
Statements of Operations	129
Statements of Changes in Net Assets	140
Financial Highlights	152
Notes to Financial Statements	174
Shareholder Tax Information	192
Other Important Information	193
Report of Independent Registered Public Accounting Firm	194
1-800-392-CORE (2673) ■ www.westcore.com	1

Dear Fellow Shareholders:

This letter and report on the Westcore Funds provides a discussion of performance for the seven-month period ended December 31, 2006. While we normally provide you with this information every six months, we recently changed the Funds' fiscal year-end from May 31 to December 31. Therefore, to realign our semiannual shareholder reports with the Funds' new fiscal year, we are providing you with this seven-month update.

Our decision to change the funds' fiscal year was based primarily on the benefit it offers to shareholders. We believe shareholders will find it easier to understand and follow investment performance if it is discussed in a calendar year timeframe. In addition, we expect to realize a number of administrate efficiencies as a result of this change.

Turning to investment returns during this seven-month period, all 11 of the Westcore Funds produced gains, benefiting from solid-performing stock and bond markets. Even into the early days of January, it appeared as though this trend may extend through the first quarter of 2007: The S&P 500 Index recently reached a six-year high, and interest rates and inflation are low and stable.

We continued to see growth in the Westcore Fund Family assets during the period. Assets were $1.8 billion at the end of 2006, and they are currently approaching $2 billion. We believe this growth is a reflection of good performance, good service and reasonable costs. And we continue to work hard to improve each of these factors.

I hope you find the following individual fund overviews from each of our portfolio managers helpful. Please note that, because it has been only one month since our previous report to you, these commentaries have not changed substantially. Our next report to you will be for the six-months ending June 30, 2007.

2	Annual Report December 31, 2006

Thank you for the opportunity to help you reach your financial goals. If you have any questions, feel free to call us at 1-800-392-2673 or e-mail us at invest@westcore.com.

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 12/31/06
						Since Incep.
Westcore MIDCO	7-month*	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund	9.63%	12.15%	9.70%	8.87%	8.60%	12.22%
Russell Midcap Growth Index	7.46%	10.66%	12.73%	8.22%	8.62%	11.37%
Lipper Mid-Cap Growth Index	6.39%	11.02%	11.53%	6.09%	6.86%	10.41%

						Since Incep.
	7-month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Growth Fund	5.85%	4.60%	7.30%	4.32%	8.20%	9.91%
Russell 1000 Growth Index	9.66%	9.09%	6.88%	2.70%	5.45%	10.68%
Lipper Large-Cap Growth Index	7.52%	4.72%	6.58%	2.01%	4.72%	9.85%

						Since Incep.
	7-month*	1-Year	3-Year	5-Year	10-Year	10/1/99
Westcore Select Fund	10.77%	18.67%	14.68%	6.73%	NA	17.65%
Russell Midcap Growth Index	7.46%	10.66%	12.73%	8.22%	NA	5.34%
Lipper Mid-Cap Growth Index	6.39%	11.02%	11.53%	6.09%	NA	3.87%

						Since Incep.
Westcore International	7-month*	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund	8.33%	18.79%	13.59%	13.58%	NA	6.01%
MSCI EAFE Small-Cap Index	9.70%	19.31%	25.34%	23.97%	NA	13.22%
Lipper International Small-Cap Index	13.16%	28.06%	27.09%	23.99%	NA	10.73%

						Since Incep.
	7-month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Blue Chip Fund	9.65%	12.19%	10.85%	6.36%	7.96%	10.75%
S&P 500 Index	12.89%	15.79%	10.44%	6.19%	8.42%	11.72%
Lipper Large-Cap Core Index	11.07%	13.39%	9.08%	5.00%	7.27%	10.75%

						Since Incep.
Westcore Mid-Cap	7-month*	1-Year	3-Year	5-Year	10-Year	10/1/98
Value Fund	9.90%	12.20%	16.25%	11.96%	NA	13.81%
Russell Midcap Value Index	13.01%	20.22%	18.76%	15.88%	NA	13.74%
Lipper Mid-Cap Value Index	10.32%	15.66%	14.56%	12.28%	NA	12.76%

						Since Incep.
Westcore Small-Cap	7-month*	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund	8.86%	16.26%	14.39%	12.01%	9.96%	11.69%
Russell 2000 Index	10.09%	18.37%	13.56%	11.39%	9.44%	10.40%
Lipper Small-Cap Core Index	6.23%	13.70%	13.12%	10.50%	10.32%	11.57%
4	Annual Report December 31, 2006

Average Annual Total Returns as of 12/31/06 (continued)

						Since Incep.
Westcore Small-Cap	7-month*	1-Year	3-Year	5-Year	10-Year	12/13/04
Value Fund	15.19%	23.54%	NA	NA	NA	13.69%
Russell 2000 Value Index	13.18%	23.48%	NA	NA	NA	14.70%
Lipper Small-Cap Value Index	8.47%	17.13%	NA	NA	NA	13.48%

						Since Incep.
Westcore Flexible	7-month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund	9.80%	14.26%	7.92%	9.96%	8.13%	9.10%
Lehman Brothers U.S. Corporate High
Yield Ba Index	7.91%	10.07%	7.53%	7.93%	7.55%	9.19%
Westcore Flexible Income
Fund Custom Index [1]	7.91%	10.07%	7.53%	7.93%	7.84%	9.33%
Lipper High Current Yield Index	7.04%	10.17%	7.78%	9.08%	5.04%	7.46%

						Since Incep.
	7-month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Plus Bond Fund	5.75%	5.85%	4.75%	6.58%	6.49%	7.12%
Lehman Brothers
Aggregate Bond Index	5.32%	4.33%	3.70%	5.06%	6.24%	7.63%
Lipper Intermediate
Investment Grade Index	5.30%	4.47%	3.67%	4.93%	5.87%	6.94%

						Since Incep.
Westcore Colorado	7-month*	1-Year	3-Year	5-Year	10-Year	6/1/91
Tax-Exempt Fund	3.77%	4.02%	2.69%	4.08%	4.42%	5.25%
Lehman Brothers 10-Year
Municipal Debt Index	4.30%	4.71%	3.87%	5.47%	5.71%	6.51%
Lipper Intermediate
Municipal Debt Index	3.31%	3.87%	2.91%	4.27%	4.62%	5.32%

*At the August 9, 2006 Board Meeting, the Trustees unanimously approved a change in the Trust and Funds' fiscal year end from May 31 to December 31, effective with the fiscal year ending December 31, 2006. Therefore, this is the seven-month period beginning June 1, 2006 and ending December 31, 2006.

The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 days of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

1 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 12/31/06 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years.

Please see important footnotes on page 6

1-800-392-CORE (2673) ■ www.westcore.com	5

Westcore Select Fund:
This Fund may participate in the Initial Public Offering ("IPO") market, and a significant portion of the Fund's Since Inception return is attributable to its investment in IPOs, which in turn have had a magnified impact due to the Fund's relatively small asset base. As the Fund's assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier, Small-Cap Opportunity and Small-Cap Value Funds:
Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

Westcore Select Fund:
Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:
Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds:
These Funds are subject to additional risk in that it may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk.

Westcore Colorado Tax-Exempt Fund:
This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.

6	Annual Report December 31, 2006

Fund		Beginning Account Value at 7/1/06	Ending Account Value at 12/31/06	Expenses Paid During Period* 7/1/06 to 12/31/06
Westcore MIDCO Growth Fund	Actual Fund Return	$1,000	$1,096	$5.71
	Hypothetical Fund Return	$1,000	$1,020	$5.50
Westcore Growth Fund	Actual Fund Return	$1,000	$1,059	$5.76
	Hypothetical Fund Return	$1,000	$1,020	$5.65
Westcore Select Fund	Actual Fund Return	$1,000	$1,108	$6.08
	Hypothetical Fund Return	$1,000	$1,019	$5.83
Westcore International	Actual Fund Return	$1,000	$1,083	$7.85
Frontier Fund	Hypothetical Fund Return	$1,000	$1,018	$7.60
Westcore Blue Chip Fund	Actual Fund Return	$1,000	$1,097	$5.79
	Hypothetical Fund Return	$1,000	$1,020	$5.58
Westcore Mid-Cap Value Fund	Actual Fund Return	$1,000	$1,099	$6.52
	Hypothetical Fund Return	$1,000	$1,019	$6.27
Westcore Small- Cap	Actual Fund Return	$1,000	$1,089	$6.79
Opportunity Fund	Hypothetical Fund Return	$1,000	$1,019	$6.57
Westcore Small-Cap Value Fund	Actual Fund Return	$1,000	$1,152	$7.03
	Hypothetical Fund Return	$1,000	$1,019	$6.60
Westcore Flexible Income Fund	Actual Fund Return	$1,000	$1,098	$4.47
	Hypothetical Fund Return	$1,000	$1,021	$4.30
Westcore Plus Bond Fund	Actual Fund Return	$1,000	$1,058	$2.85
	Hypothetical Fund Return	$1,000	$1,022	$2.80
Westcore Colorado	Actual Fund Return	$1,000	$1,038	$3.34
Tax-Exempt Fund	Hypothetical Fund Return	$1,000	$1,022	$3.31

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the last six months of the fiscal half-year/365 (to reflect the half-year period). The annualized expense ratio for the last six months of Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds were 1.08%, 1.11%, 1.15%, 1.50%, 1.09%, 1.23%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively.

Disclosure Of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. The above examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2006 and held until December 31, 2006.

Actual Return. The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

1-800-392-CORE (2673) ■ www.westcore.com	7

Morningstar Ratings™ as of 12/31/06
Fund	Overall	3-Year	5-Year	10-Year
Westcore MIDCO	«««	«««	««««	«««
Growth Fund	out of 823	out of 823	out of 665	out of 264
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Growth Fund	««««	«««	««««	««««
	out of 1,405	out of 1,405	out of 1,109	out of 447
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Select Fund	«««	««««	«««
	out of 823	out of 823	out of 665	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds

Westcore International	«	«	«
Frontier Fund	out of 82	out of 82	out of 64	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds

Westcore Blue	«««	««««	«««	«««
Chip Fund	out of 1,574	out of 1,574	out of 1,238	out of 518
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Mid-Cap	««««	««««	««««
Value Fund	out of 378	out of 378	out of 310	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds

Westcore Small-Cap
	«««	«««	«««	«««
Opportunity Fund	out of 489	out of 489	out of 386	out of 119
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Flexible	««««	««««	««««	«««««
Income Fund	out of 472	out of 472	out of 386	out of 152
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds

Westcore Plus	«««««	«««««	«««««	«««««
Bond Fund	out of 951	out of 951	out of 759	out of 364
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds

Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 325 Muni	out of 325 Muni	out of 294 Muni	out of 233 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

©2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/06. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

Westcore Small-Cap Value Fund does not yet have a three-year history; therefore Morningstar does not calculate a Morningstar Rating for the Fund.

See complete disclaimers beginning on page 11.

8	Annual Report December 31, 2006

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	9

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

10	Annual Report December 31, 2006

Please see the Average Annual Total Returns chart beginning on page 4 for complete performance.

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/06 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 823 funds in the last three years, 665 funds in the last five years and 264 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 3 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,405 funds in the last three years, 1,109 funds in the last five years and 447 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 3 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 823 funds in the last three years and 665 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 4 stars and 3 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 82 funds in the last three years and 64 funds in the last five years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 star and 1 star for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,574 funds in the last three years, 1,238 funds in the last five years and 518 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 4 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 378 funds in the last three years and 310 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Value Fund received a Morningstar Rating of 4 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 489 funds in the last three years, 386 funds in the last five years and 119 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 472 funds in the last three years, 386 funds in the last five years and 152 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income

1-800-392-CORE (2673) ■ www.westcore.com	11

Fund received a Morningstar Rating of 4 stars, 4 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 951 funds in the last three years, 759 funds in the last five years and 364 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 5 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 325 funds in the last three years, 294 funds in the last five years and 233 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 485 funds in the last three years, 383 funds in the last five years and 486 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Consistent Return rating of Lipper Leader, 4 and 2 for the three-year, five-year and overall periods, respectively.

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 221 funds in the last three years, 166 funds in the last five years and 222 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Consistent Return rating of Lipper Leader, 4 and 2 for the three-year, five-year and overall periods, respectively.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 387 funds in the last three years, 314 funds in the last five years, 99 funds in the last ten years and 387 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received a Consistent Return rating of Lipper Leader, 4, 3 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Total Return

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

12	Annual Report December 31, 2006

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 489 funds in the last three years, 385 funds in the last five years and 489 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Total Return rating of Lipper Leader, 1 and Lipper Leader for the three-year, five-year and overall periods, respectively.

Westcore Blue Chip Fund was rated among the following number of Large-Cap Core Equity Funds for the following time periods: 680 funds in the last three years, 581 funds in the last five years, 251 funds in the last ten years and 680 funds in the overall period. With respect to these Large-Cap Core Equity Funds, Westcore Blue Chip Fund received a Total Return rating of Lipper Leader, 2, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 419 funds in the last three years, 357 funds in the last five years, 151 funds in the last ten years and 419 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Tax Efficiency

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 222 funds in the last three years, 166 funds in the last five years and 222 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income Funds for the following time periods: 113 funds in the last three years, 95 funds in the last five years, 67 funds in the last ten years and 69 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Expense

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 12/31/06. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	13

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 168 funds in the last three years, 147 funds in the last five years, 75 funds in the last ten years and 168 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 141 funds in the last three years, 122 funds in the last five years, 66 funds in the last ten years and 141 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 367 funds in the last three years, 354 funds in the last five years, 319 funds in the last ten years and 367 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively. The Single State Category is a culmination of multiple single state categories.

14	Annual Report December 31, 2006

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1-800-392-CORE (2673) ■ www.westcore.com	15

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of medium-sized companies with growth potential.

     The U.S. equity markets posted strong returns during the seven-month period ended December 31, 2006. A favorable economic environment along with robust corporate profits resulted in broad-based gains across most equity segments. The Westcore MIDCO Growth Fund performed well, with a return of 9.63% over this same period, outpacing the 7.46% return of its benchmark, the Russell Midcap Growth Index and the 6.39% return of its peer group, the Lipper Mid-Cap Growth Index.

     We are pleased with how well the Fund performed in this recent market environment. We benefited in particular from strong stock selection in the information technology, consumer discretionary, industrial and healthcare sectors. The technology sector comprised about 20% of the overall portfolio throughout the period and was a strong contributor to our results. A standout in this group included Research In Motion Ltd., which was driven by accelerating growth from a new product cycle for its wireless mobile solutions. Security software company RSA Security Inc. also rose significantly upon the announcement that it was being acquired by EMC Corporation. A few tech stocks that were weak during the period were SanDisk Corp., NAVTEQ Corp. and Red Hat Inc. We continued to hold SanDisk, a developer of flash storage cards for various consumer electronics, believing its longer-term prospects are favorable; however, we sold both NAVTEQ, a creator of navigation software, and Red Hat, a distributor of Linux software, due to concerns over competitive pressures in their respective markets.

     Within the consumer discretionary sector, up-scale retailers Coach Inc. and Polo Ralph Lauren Corp. contributed solidly to the Fund. In addition, Tempur-

16	Annual Report December 31, 2006

Pedic International Inc., a leading mattress manufacturer, rebounded nicely after experiencing weakness early in our holding period. Tempur-Pedic is a great example of being patient long enough to let our investment thesis play out. We remained underweight in this sector during the period at 17% versus 22% in the benchmark due to our concerns about the financial strength of the consumer.

The sector that was most detrimental to our relative performance was financials. We maintained an overweight position during the period at 14% in this sector versus 9% in the benchmark, which helped our performance; however, our stock selection lagged the benchmark's, causing our overall relative exposure to trail. Stock selection within the materials and energy sectors also detracted slightly from performance.

The major market event during this past seven months was the Federal Reserve Board's decision in August to pause from its steady campaign of raising interest rates over the past two years. Although inflationary pressures had increased modestly during this period, a recent decline in energy and commodity prices, falling bond yields, and a weakening housing market signaled that inflation will remain in check and that the Fed may be done raising interest rates for a while. Corporate profits remained strong throughout the period as the economy appeared to be weathering the downturn in the housing and automotive sectors. The other positive influence for equities has been robust mergers and acquisition activity due to the tremendous amount of capital available to private equity buyers along with corporations being flush with cash.

Going forward, the economy appears to be moderating, with forecasts for 2007 real GDP growth around 2.5%. Some forecasters are predicting a greater economic slowdown, or even a recession, along with an interest rate cut by the Fed in the first half of next year. However, we foresee reasonable economic growth combined with low interest rates and tame inflation, which should create an attractive environment for stocks. Market valuations for equities have risen and, in general, no longer appear cheap, but we are still finding good values with attractive secular growth prospects. We appreciate your continued confidence and look forward to serving you in 2007 and beyond.

1-800-392-CORE (2673) ■ www.westcore.com	17

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

18	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

2.72%	Coach Inc. (COH) Designs, produces and markets primarily leather goods including handbags, business cases and luggage and travel cases

2.48%	T. Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans

2.32%	DaVita Inc. (DVA) Provides dialysis services in the U.S. for patients suffering from chronic kidney failure

2.25%	International Game Technology (IGT) Designs and manufactures computerized casino gaming systems

2.23%	NII Holdings Inc. (NIHD) Provides mobile communications for business customers in Latin America

2.22%	Activision Inc. (ATVI) Publishes, develops and distributes interactive entertainment software for use with Microsoft Windows compatible personal computers and console game systems

2.11%	NVIDIA Corp. (NVDA) Designs, develops and markets three dimensional (3D) graphics processors and related software

2.02%	Eaton Vance Corp (EV) Provides mutual funds and investment advisory management and counseling services to individual and institutional clients

1.96%	State Street Corp. (STT) Services institutional investors and manages financial assets worldwide

1.95%	AMBAC Financial Group Inc. (ABK) Provides financial guarantee insurance and financial management services

Percent of Net Assets in Top Ten Holdings: 22.26%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore Growth Fund

FUND STRATEGY: Investing primarily in large companies with growth potential.

"Hope for a good harvest, but keep on plowing."

The first seven months of the fiscal year felt like "the best of times and the worst of times," as investors continued to grapple with the course of the U.S. economy. After several years of interest rate hikes, the Federal Reserve decided to "pause," fueling the debate of a potential economic recession. With high fuel and commodity costs, a stalling housing market and a "hawkish" tone on inflation from the Federal Reserve, investors sold equities aggressively. On June 1, 2006, the Russell 1000 Growth Index closed at 515.23 and did not find reprieve from the selling until July 17, when the Index closed at 484.14, some 6% lower. The Fund was unable to avoid the damage during the period, as the malaise was so broad in nature that even diversification did not provide the Fund with the expected risk protection. Key to our research process, we checked in once again with our companies and concluded it was best to "stay the course," as fundamentals appeared solid and valuations were very attractive. Adhering to our investment philosophy of creating opportunity when others are fearful, we used market volatility to increase our investments in those companies in which our research gave us the greatest conviction. Overall, we believed the most attractive risk/reward opportunities created by the market's retraction were in companies at the higher end of the capitalization range.

"Bull markets climb a wall of worry."

As they did during this period last year, the markets eventually worked through many of their doubts and fears, setting the fundamental backdrop for a strong rally. By mid-August, we had executed on a plan to increase the Fund's average market capitalization, as our research led us to believe such a change would better position the Fund to participate in a recovery and help shield it from further declines. However, for the seven month period ended

20	Annual Report December 31, 2006

December 31, 2006, the Westcore Growth Fund's increase of 5.85% lagged the 9.66% return of its benchmark, the Russell 1000 Growth Index, and the 7.52% return of its peer group, the Lipper Large-Cap Growth Index. Although we don't get overly excited or too concerned regarding short-term performance trends, we are encouraged by the portfolio's performance in the months following the summer decline. We continue to stay true to our investment philosophy by remaining focused on trying to identify (from a risk/reward standpoint) the best-positioned large-cap growth companies, which ultimately should lead to superior long-term performance. Additionally, we continue to uncover growth catalysts for many companies, which should result in rising equity values over longer periods of time. Even though the market posted five-year highs during the period, we continued to see opportunity for capital appreciation in many companies fueled by robust margin expansion and also experiencing productivity gains, strong operating profit growth, and healthy balance sheets.

Positive contributions to the Fund's performance were derived from investments in the consumer discretionary, telecommunications and industrials sectors. Within consumer discretionary, the Fund's holdings in gaming stocks, namely Wynn Resorts Ltd . and Las Vegas Sands Corp., drove performance. Both Wynn Resorts and Las Vegas Sands have significant leverage to the explosive growth in resort gaming in Macau, China. Macau has over 100 million people within a three-hour drive and approximately 1 billion people within a three hour flight - with continued meaningful increases in visitation driven by the excitement around the opening of new mega-resorts, the future of gaming appears bright. In telecommunications, America Movil SA de CV capitalized on strong subscriber trends in Latin America, resulting in solid returns.

Meanwhile, the largest obstacle to performance was technology, with healthcare and energy also providing a drag. Most notably within technology, Corning Inc. declined 22.85% during the period after several of its customers lowered order shipment expectations mid-summer. Although the recent price action of Corning was quite painful, we continue to believe the company remains the most direct beneficiary of the strong secular trend toward next generation/flat-panel televisions. In addition, we believe once the market's concern over "options backdating" scandals subsides, investors will return to the sector as growth remains solid and valuations are very attractive.

Looking forward, we believe we are in the midst of a "mid-cycle" slowdown - a period of slowing growth with moderate inflation . Historically under this scenario, a "mid-cycle slowdown" was followed by years of growth, as experienced in the mid‑

1-800-392-CORE (2673) ■ www.westcore.com	21

Westcore Growth Fund (continued)

1980s and mid-1990s. Given the backdrop of relatively low interest rates, decent profit growth, increased merger and acquisition activity, and reasonable valuations, we currently see more opportunities than risks in the marketplace. Near term, we anticipate the volatility in the marketplace will not abate; however, we are very encouraged by the recent out-performance of large capitalization growth stocks, which hopefully will mark the end of a long period of sub-par returns for the asset class.

     In conclusion, although the summer was a difficult period, our conviction remains high that the Fund is positioned to outperform over the longer term as we exit this “mid-cycle” slowdown and enter a new projected period of growth.

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

Lipper Large-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index ..

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

22	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

4.20%	Microsoft Corp. (MSFT) Develops, manufactures, licenses, sells and supports software products

4.13%	Apple Computer Inc. (AAPL) Designs, manufactures and markets personal computers and related personal computing and communicating solutions

3.86%	Google Inc. (GOOG) Provides a web-based search engine through its Google.com website

3.24%	Goldman Sachs Group Inc. (GS) A global investment banking and securities firm 4pecializing in investment banking, trading and principal investments and asset management and securities services

2.72%	UnitedHealth Group Inc. (UNH) Provides employers products and resources to plan and administer employee benefit programs

2.69%	American Express Company (AXP) Through its subsidiaries, provides travel-related, financial advisory and international banking services around the world

2.61%	Las Vegas Sands Corp. (LVS) Owns and operates the Venetian Casino Resort and theSands Expo and Convention Center in Las Vegas, NV, and the Sands Macao Casino in Macau, China

2.35%	Cisco Systems Inc. (CSCO) Supplies data networking products to the corporate enterprise and public wide area service provider markets

2.21%	UBS AG (UBS) A wealth management, investment banking and asset management firm

2.19%	Precision Castparts Corp. (PCP) A worldwide manufacturer of complex metal components and products used in jet aircraft engines and other metal products markets

Percent of Net Assets in Top Ten Holdings: 30.20%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

The U.S. equity markets posted strong returns during the fiscal seven-month period ended December 31, 2006. A favorable economic environment along with robust corporate profits resulted in broad-based gains across most equity segments. The Westcore Select Fund performed very well, with a return of 10.77% over this same period, outpacing the Russell Midcap Growth Index return of 7.46% and the Lipper Mid-Cap Growth Index peer group return of 6.39%.

     The Fund normally invests in a core group of 20-35 mid-cap growth stocks that we believe offer strong, long- term performance potential. Even though the individual holdings are concentrated, we seek to maintain broad diversification across both sectors and industries. Due to the concentrated nature of the Fund, there will be times when our sector weights will deviate meaningfully from the benchmark sectors.

     Stock selection in the Fund was very strong during the period, with holdings in the consumer discretionary, industrial and information technology sectors contributing the most to our out-performance. During the period, we were meaningfully underweight the consumer discretionary sector. The strong gains delivered by holdings such as Tempur-Pedic International Inc., Coach Inc., Aeropostale Inc., and GameStop Corp. more than made up for this underweight. We have sold Coach, replacing it with Ross Stores, Inc., but we continued to hold the others at the end of the period. Our underweight position reflects our cautious outlook for this sector.

     Within the industrial sector, our holdings in Continental Airlines Inc. and AMR Corp. performed exceptionally well. Both benefited from capacity growth in the airline industry remaining low while pricing and load factors remain high. Thus, we’re seeing a substantial improvement in returns due to improving margins and asset turns.

     The information technology sector also performed well, and continues to be one of our largest sectors in the Fund. Electronic Arts Inc., a leading provider of video-game software, gained due to increased demand resulting from the release of next-

24	Annual Report December 31, 2006

generation video game consoles. We recently added Seagate Technology Inc. to the Fund, believing that rising demand for high-density storage devices, particularly from the rapidly expanding consumer electronics marketplace, along with new product releases, will increase growth for the company.

     A few challenging sectors for the Fund were utilities, materials and telecommunications. We did not have any exposure to the utilities and materials sectors during the period and our underweight positions proved to be a modest opportunity cost. The telecommunications sector was a small part of the overall portfolio, but our stock selection did detract from our performance.

“…we foresee reasonable economic growth combined with low interest rates and tame inflation, which should create an attractive environment for stocks.”

The other sector of note is energy. We held a meaningful underweight during the last seven months, which proved to be beneficial as energy prices weakened and the sector underperformed. We sold our energy-related holdings, and we currently do not have any exposure in this sector. We will continue to monitor this sector carefully and add positions as we see fit.

     The major market event during this past seven months was the Federal Reserve Board’s decision in August to pause from its steady campaign of raising interest rates over the past two years. Although inflationary pressures had increased modestly during this period, a recent decline in energy and commodity prices, falling bond yields, and a weakening housing market signaled that inflation will remain in check and that the Fed may be done raising interest rates for a while. Corporate profits remained strong throughout the period as the economy appeared to be weathering the downturn in the housing and automotive sectors. The other positive influence for equities has been robust merger and acquisition activity due to the tremendous amount of capital available to private equity buyers along with corporations being flush with cash.

Going forward the economy appears to be moderating with forecasts for 2007 real GDP growth around 2.5%. Some forecasters are predicting a greater economic slowdown or even a recession along with an interest rate cut by the Fed in the first half of next year. However, we foresee reasonable economic growth combined with low interest rates and tame inflation, which should create an attractive environment

1-800-392-CORE (2673) ■ www.westcore.com	25

Westcore Select Fund (continued)

for stocks. Market valuations for equities have risen and, in general, no longer appear cheap, but we are still finding good values with attractive secular growth prospects. We appreciate your continued confidence, and we look forward to serving you in 2007 and beyond.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

26	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

5.16%	Constellation Brands Inc. (STZ) Produces and markets beverage alcohol in North America, Europe and Australia including such brands as Corona and Inglenook

5.06%	Laboratory Corp. of America (LH) A clinical laboratory organization that offers a wide range of clinical laboratory tests which are used in the medical profession

5.05%	DaVita Inc. (DVA) Provides dialysis services in the U.S. for patients suffering from chronic kidney failure

4.98%	Amdocs Limited (DOX) Provides integrated customer care and billing systems for major wireless and wireline telecommunications companies in the U.S. and internationally

4.97%	Seagate Technology (STX) Designs, manufactures and markets rigid disc drives for enterprise, personal computer and consumer electronic applications

4.90%	Oshkosh Truck Corp. (OSK) Designs, manufactures and markets fire and emergency apparatus and specialty commercial and military trucks

4.78%	Aeropostale Inc. (ARO) A mall-based retailer of casual apparel and accessories that targets young women and men in the pre-teen and teenage markets

4.71%

Fidelity National Information Services (FIS) Provides credit and debit card processing, electronic banking services, check risk management, check cashing and merchant card processing services to financial institutions and merchants

4.63%	AMR Corp. (AMR) Operates an airline that provides scheduled passenger, freight and mail service throughout North America, the Caribbean, Latin America, Europe and the Pacific

4.57%	CapitalSource Inc. (CSE) Provides loans to small- and medium-sized businesses that require customized and sophisticated debt financing

Percent of Net Assets in Top Ten Holdings: 48.81%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

The Westcore International Frontier Fund experienced a meaningful rebound in performance halfway through the period yet fell short of matching the benchmark return or peer group returns. For the seven months ended December 31, 2006, the Fund gained 8.33% versus its benchmark, the MSCI EAFE Small Cap Index, which returned 9.70% and its peer group, the Lipper International Small-Cap Index which advanced 13.16%.

The rally extended across most sectors. In the Fund, we attribute the positive performance to fundamental company factors. Positive contributions from sectors such as commercial services, producer manufacturing and industrial services - three areas in which we benefited from strong stock selection - bolstered the Fund's overall performance.

For example, one portfolio holding that stood out during the period was SAI Global Ltd., a Sydney-based publisher and distributor of Australian and international standards including technical and business standards and codes of practice. Ninety-five percent of revenues for this division come from standards for which they have the exclusive right to publish and distribute. Revenues tend to be recurring as companies buy each update. SAI also provides training and consulting on standards and through a series of acquisitions is becoming a leading player in the U.S. compliance, ethics learning and communications business a fast-growing industry given the more stringent rules on compliance and reporting imposed by regulatory bodies. For standards, SAI retains exclusive rights to publish from Standards Australia and other international organizations. During the period, SAI had a total return of over 20% on the back of solid earnings growth.

On the negative side, our investments in the retail trade, consumer services and finance sectors detracted from the Fund's relative performance. Again, the relative underperformance is largely explained by company-specific events. A poor performer in our portfolio was U.K-based NETeller, operator of an online funds transfer service. In response to new legislation in the U.S., NETeller is being forced to reposition its business. We consequently sold our entire position of this consumer services company.

From a country standpoint, the Fund's Japan-based investments offered the highest positive variation in contribution to performance. This essentially

28	Annual Report December 31, 2006

means that although the markets were down in Japan for the period, our country weighting and performance provided a more favorable combination over the index. Nonetheless, a handful of our Japanese holdings experienced what we view as temporary setbacks during the period, including EPS, a contract research organization (CRO) that provides clinical testing services to pharmaceutical companies. Traditionally, clinical trials were conducted internally but legislation encouraged pharmaceutical companies to have clinical trials conducted externally for efficiency, quality and neutrality factors. In Japan, the growth rate of the CRO market over the past ten years is up six-fold. EPS was down over 14% during the period based on increased competition in one of its business segments. We are confident that its successful and strong position in its core CRO business will translate into success in EPS' related businesses.

We still believe that the most inefficiently priced stocks are those international companies with market capitalizations under $1.5 billion. In our judgment these companies, as a group, are under-researched, under-owned, and are often available at attractive prices. Through our value-driven, bottom-up approach to stock selection and portfolio construction, we believe that we can identify well-managed, fast-growing businesses selling at bargain prices relative to their intrinsic value that can generate excess returns.

To amplify our stock selection process, we broadened our geographic and sector mix in July. It was necessary to also increase the number of holdings to effectuate this change. The purpose of this more diversified strategy is to reduce near-term volatility resulting from country and industry risk. We feel that, over time, stock selection will drive relative performance. Since implementing this strategy, the Fund's returns have been in-line with the index, giving us confidence that it will serve shareholders well in the long-term.

Also of note during the period, both Adam Schor and Kevin Beck announced their resignations as portfolio managers of the Fund. We would like to thank both Adam and Kevin for their contribution to the Fund over the past four years. With over 16 years of investment experience, John Fenley will continue to work on the investment team as lead manager of the Fund. Senior research analysts Jeremy Duhon and Koji Oki will support John in the research process.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund (continued)
Country Breakdown as of December 31, 2006
Country	Market Value	%	Country	Market Value	%

Australia	$3,144,402	8.83%	Netherlands	881,052	2.47%
Austria	424,170	1.19%	New Zealand	375,285	1.05%
Denmark	821,236	2.30%	Norway	1,052,187	2.95%
Finland	746,419	2.10%	Singapore	980,266	2.75%
France	1,423,601	4.00%	Spain	617,109	1.73%
Germany	1,374,429	3.86%	Sweden	1,214,488	3.41%
Greece	729,006	2.05%	Switzerland	1,351,016	3.79%
Hong Kong	989,027	2.78%	United Kingdom	6,805,060	19.10%
Ireland	289,479	0.81%	Cash Equivalents and
Italy	974,143	2.73%	Net Other Assets	765,976	2.15%
Japan	10,670,632	29.95%	Net Assets	$35,628,983	100%

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

30	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

1.84%	Misumi Group Inc. (Japan) Distributes precision machinery parts by mail order including items such as press die, plastic mold, automated machinery, PC, network and wiring components

1.69%

Nabtesco Corp. (Japan) Manufactures a variety of industrial products from reduction gears for robots to hydraulic equipment, airplane components including high voltage power units for airplanes, and marine control systems

1.68%	EPS CO Ltd. (Japan) A leading CRO (contract research organization) and SMO (site management organization) to pharmaceutical companies in Japan

1.67%	Nihon Eslead Corp. (Japan) Manufactures gourmet and healthy foods and toiletry goods for pets, targeting small-sized dogs, aging dogs and cats, and pets kept inside homes

1.65%	Alpine Electronics, Inc. (Japan) A manufacturer of car audio and navigation systems, targeting premium autos

1.63%	Pal Co. Ltd. (Japan) A multi-brand clothing and accessory retailer, targeting both basic and high fashion

1.62%	Unicharm Petcare Corp. (Japan) One of the leading condominium developers in Japan’s Kinki region, with the management’s focus on the zero-inventory policy and the cash flow generation

1.57%	Kenedix Inc. (Japan) An asset management company focusing on real estate and nonperforming loans

1.55%	Mani Inc. (Japan) Manufactures medical goods and equipment including threads and needles for surgeries, surgical knives for eye surgeries and dental instruments and equipment

1.55%	Point Inc. (Japan) A nationwide casual wear retailer, managing multiple brands such as “Lowrys Farm” and “Global Work”

Percent of Net Assets in Top Ten Holdings: 16.45%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

The Westcore Blue Chip Fund gained 9.65% for the seven-month period ended December 31, 2006. While we are pleased with this strong absolute performance, we are disappointed to report that the Fund lagged the 12.89% return posted by the S&P 500 Index and the 11.07% return of its peer group, the Lipper Large-Cap Core Index for the seven-month period.

The past seven months have been difficult for many large-cap managers. With valuation spreads between companies remaining tight, differentiation between opportunities has been more difficult than in the recent past. However, we continue to believe that our focus on companies that generate free cash flow and improve returns on capital will, over time, allow us to outperform. This focus provides an additional element that managers focused purely on earnings may not see.

We have noted that, with valuation differences compressed, we have gradually seen more opportunities in areas like technology, communications and healthcare, where the prospects for growth are greater. For example, semiconductor maker Intel Corp. was a strong contributor during the period, as its competitive recovery gained traction. In addition, Zimmer Holdings Inc. (a medical device company) was among our most notable performers. However, the overall performance of our investments in healthcare and communications detracted from the portfolio's results during the period. Specifically, our investment in Teva Pharmaceutical Industries Ltd. came under pressure on concerns about competition in the generic drug industry. We continue to believe that, over time, the significant quantity of large, branded drugs with expiring patents, and the increasing pressure from health insurers and the government for affordable drugs, will enable companies like Teva to succeed.

Our investment in cell phone giant Nokia Corp. underperformed our expectations, as demand forecasts moved lower and short-term uncertainty was created by certain license re-negotiations. However, Nokia continues to gain market share and remains dominant in emerging markets where demand growth is the strongest.

32	Annual Report December 31, 2006

Our energy holdings lagged the index energy stocks. The source of this underperformance can be tied primarily to our position in Transocean Inc., an offshore contract drilling company, where the pullback in oil price hurt market expectations. Given the longer-term nature of their contracts and our belief that drilling activity must remain high even at these somewhat lower oil prices, we continue to be optimistic about Transocean.

Our best performance came from our investments in the capital goods, interest rate sensitive and consumer staples sectors. Our capital goods holdings in defense industry giants General Dynamics Corp. and Raytheon Co. benefited as the budget appropriations remained robust, extending the improvements in free cash flow. Our interest rate sensitive holdings included Merrill Lynch & Co., Inc. and Morgan Stanley. Both of these companies continue to benefit from a very strong trading market, a good mergers and acquisitions market, and from strong equity issuance in initial public offering. Within consumer staples, Bunge Ltd. (one of the world's largest processors of soybeans, with related fertilizer and food products businesses) was a significant contributor to our results. Early in the year, the company faced several short-term issues that led to a decrease in margins. Transportation costs were also a headwind. Bunge aggressively dealt with these concerns, rationalizing its manufacturing and processing footprint to reduce transport costs and gain efficiencies. During the period, Bunge benefited from overall strength in commodities and improved free cash flow and returns.

Looking ahead, we remain optimistic about the prospects for the equity markets in general and for the Westcore Blue Chip Fund in particular. Interest rates remain relatively low, energy prices have come down, and the economy as a whole appears stable at a somewhat slower growth rate. The portfolio continues to emphasize quality, large-cap stocks that we believe possess promising opportunities, purchased at attractive valuations. As we look forward to 2007, we thank you for your continued trust and support.

1-800-392-CORE (2673) ■ www.westcore.com	33

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Large-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

34	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

4.14%	Microsoft Corp. (MSFT) Develops, manufactures, licenses, sells and supports software products

3.44%	Abbott Laboratories (ABT) Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services

2.94%	Citigroup Inc. (C) A diversified financial services holding company that provides a broad range of financial services

2.94%	Teva Pharmaceutical Industries Ltd. (TEVA) Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis

2.89%	Medtronic Inc. (MDT) Provides device-based therapies that restore health, extend life and alleviate pain

2.73%	The Walt Disney Co. (DIS) An entertainment company that conducts operations in media networks, studio entertainment, theme parks and resorts, consumer products and Internet and direct marketing

2.72%	American International Industries Inc. (AMIN) A holding company with holdings in industry, finance, oil and gas and real estate

2.71%	International Business Machines Corp. (IBM) Provides computer solutions including systems, software, services and financing globally

2.62%	Colgate Palmolive Co. (CL) A consumer products company that markets its products throughout the world

2.62%	Campbell Soup Co. (CPB) With its subsidiaries, manufactures and markets branded convenience foods

Percent of Net Assets in Top Ten Holdings: 29.75%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Mid-Cap Value Fund
FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

The Westcore Mid-Cap Value Fund delivered shareholders a positive return of 9.90% during the seven months ended December 31, 2006. While we produced strong results in absolute terms, we are disappointed that we did not outperform the Fund's benchmark, the Russell Midcap Value Index, which returned 13.01%. Our results also lagged those of our peers, as reflected in the Lipper Mid-Cap Value Index return of 10.32%.

Over the past seven months, we maintained a constructive outlook on the economy and the stock market. Entering into the period, we believed the Federal Reserve was nearing an end to its program to raise short-term interest rates. As we anticipated, the Fed stopped raising rates in August and, as of the end of this period, has left the federal funds rate unchanged at 5.25%. With the core inflation rate moderating, we do not foresee another round of rate increases entering 2007. We also believed that economic growth would slow to a more sustainable pace but remain solid and supportive of improving company fundamentals and higher stock prices. Not only were we pleased to see this scenario play out during the period, but our optimism was further boosted by reports of positive job creation and real wage increases, which should enable the consumer to remain a key driver of future economic growth.

Our best-performing sector versus the benchmark was basic materials. Pactiv Corp., which engages in the production and sales of consumer and food service/food packaging products, was a stellar performer in this sector. The company has improved margins through a combination of cost reductions and pricing initiatives. Another sector that had a favorable effect on the Fund's relative performance was capital goods. One stock that stood out in this group was Manitowoc Company Inc., one of the world's leading producers of heavy cranes. The company is benefiting from the global upswing in crane demand, thus leading to higher margins and stronger

36	Annual Report December 31, 2006

cash flows. Also making a noteworthy contribution to the Fund's performance was the interest rate sensitive sector, where the collective performance of such stocks as AMVESCAP PLC., American Capital Strategies Ltd, Affiliated Managers Group Inc., and Nationwide Financial Services Inc. boosted our results.

In contrast, the sectors that detracted most from the portfolio's relative results were medical/healthcare, consumer staples and utilities. Biovail Corp. was our most disappointing stock within the medical/healthcare sector. The company, a specialty pharmaceutical company, has specific expertise in drug delivery technology. We liquidated our position following Biovail's loss of a patent case, which significantly impacted the company's future cash flow. The negative impact we felt from the consumer staples sector was influenced by a moderately negative return from Smithfield Foods Inc. In fact our other two holdings in this sector produced positive returns. However, their collective results lagged the benchmark; therefore, making the sector one of our under performers. Finally, the utilities sector held back our results, due primarily to our underweighting. Strong returns within this sector have pushed general valuations to lofty levels, therefore, we maintain our underweighting.

In summary, we continue to manage a well-diversified portfolio of stocks with strong free cash flow and improving fundamentals. As we look ahead, we are optimistic about the stock market and specifically about companies in your portfolio. As always, we thank you for your confidence and trust. We will continue to work hard on your behalf.

1-800-392-CORE (2673) ■ www.westcore.com	37

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

38	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

3.56%	Cephalon Inc. (CEPH) Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer

3.40%	AMVESCAP, PLC (AVZ) An independent investment management group operating under the AIM, INVESCO and Atlantic Trust brand names

3.21%	NiSource Inc. (NI) A holding company whose operating companies engage in all phases of the natural gas business

3.20%	Crown Holdings Inc. (CCK) Manufactures packaging products for household and consumer goods

2.94%	Bunge Ltd. (BG) An integrated global agribusiness and food company spanning the farm-to-consumer food chain

2.88%	CenterPoint Energy Inc. (CNP) Provides energy services to customers in mid-western states

2.64%	DPL Inc. (DPL) A holding company whose principal subsidiary is The Dayton Power and Light Company which sells electricity in west central Ohio

2.64%	Radian Group Inc. (RDN) Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing

2.56%	Starwood Hotels & Resorts Worldwide Inc. (HOT) Owns, manages and franchises hotels throughout the world

2.55%	Westar Energy Inc. (WR) An electric utility company servicing customers in Kansas

Percent of Net Assets in Top Ten Holdings: 29.58%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

For the seven-month period ended December 31, 2006, the Westcore Small-Cap Opportunity Fund produced a positive return of 8.86%. While this is less than the 10.09% gain posted by the Fund's benchmark, the Russell 2000 Index, it is well ahead of the 6.23% return of our peer group, the Lipper Small-Cap Core Index.

Throughout the past seven months, we remained optimistic about the economy and the stock market, especially small-cap stocks. Our belief going into the period was that inflation was moderating and that, as the economy showed signs of slowing, the Federal Reserve would stop raising short-term interest rates. Our theory proved correct and, after 17 consecutive increases in the fed funds rate, policymakers left rates unchanged in August and have not raised them since. This supports our assessment that economic growth has slowed to a more sustainable rate and that the economy appears to be on solid footing. While the downturn in home sales and prices created some angst among investors, the fact that workers are experiencing real wage increases and positive job creation should enable consumers to maintain their status as key contributors in future economic growth. Finally, the weaker dollar is making U.S. products more competitive globally. These promising underpinnings lead us to believe that stocks, and specifically small-cap stocks, will continue to deliver attractive returns in 2007.

Turning to the Fund, the three sectors that contributed the most to our results versus the benchmark index were interest rate sensitive, capital goods and consumer cyclical. The top performer in the interest rate sensitive sector was Clark Inc., a leading broker of life insurance products used to fund deferred compensation plans. Aegon saw the same potential improvement in company fundamentals that we saw and offered to acquire the company. General Cable Corp., a leading manufacturer of wire and cable products, also continued to be a strong performer for the portfolio. The company continues to produce improving sales, margins and cash flow, reflecting strong demand and high capacity utilization. Zale Corp., after struggling earlier in the

40	Annual Report December 31, 2006

year, has rebounded nicely. This specialty retailer of fine jewelry has sold some of its underperforming operations, specifically Bailey Banks & Biddle, and cleared out unwanted inventory through aggressive promotions. This has enabled Zale to get back to its core jewelry business in time for the critical holiday season.

The three sectors that detracted the most from the Fund's relative performance were communications, medical/healthcare and commercial services.

Within communications, Novatel Wireless, Inc. was a notable underperformer for the seven-month period.  Novatel manufactures wireless data cards that enable laptops to connect to high-speed wireless networks. Near term weakness centered around an announced new entrant into their embedded card business. Despite the new entrant, we believe that the growth of the embedded card market will dramatically improve the cash flow profile of Novatel. We feel confident that Novatel has a competitive advantage in that their cards operate on all global networks, which enables laptop manufacturers to design PCs faster and cheaper for their customers.

Within the medical/healthcare space, Molecular Devices Corp. was our most significant underperformer. Molecular Devices is a supplier of bioanalytical measurement systems that accelerate and improve drug discovery. The stock came under pressure when management reduced guidance in the third quarter due to weaker-than-expected demand for the company's imaging products. We still believe that this company should benefit from a renewed focus on research and development activity by the pharmaceutical and biotechnology industries and therefore we have maintained our position during the period.

Source Interlink Cos. Inc., a distributor of books, magazines, DVDs and other home entertainment products, was the biggest detractor from performance within the commercial services sector. Weakness was driven by the announced departure of the company's founder and CEO. While change in senior management can sometimes bring uncertainty, we look for the new CEO to focus on driving down

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund (continued)

costs and capitalizing on operating synergies, thus generating greater free cash flow and improving returns.

Going forward, we believe our focus on high-quality companies that are generating free cash flow is a solid investment process.  As always, we value your support and confidence.

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

42	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

3.61%	General Cable Corp. (BGC) Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world

3.37%	Epicor Software Corp. (EPIC) Designs, develops, markets and supports enterprise software solutions integrating back office applications with front office applications for sales, marketing and customer support

3.36%	Piper Jaffray Cos. (PJC) A financial services firm that provides investment advice and services to businesses, institutions and individuals

3.05%	Clark Inc. (CLK) Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.

2.76%	Kendle International Inc. (KNDL) Provides a broad range of Phase I through Phase IV clinical research and drug development services to pharmaceutical and biotechnology industries

2.64%	K-V Pharmaceutical Co. Class A (KVa) Researches, develops, manufactures and markets controlled-release and tastemasked forms of drug products using proprietary drug delivery and tastemasking technologies

2.59%	Sciele Pharma Inc. (SCRX) A pharmaceutical company that focuses on sales, marketing and development of branded prescription products for the treatment of cardiovascular/metabolic and women’s health

2.41%	Spartech Corp. (SEH) Produces engineered thermoplastic materials, polymer compounds and molded and profile products for a variety of manufacturing customers

2.35%	KKR Financial Corp. (KFN) A real estate investment trust

2.33%	Orthofix International NV (OFIX) Develops, produces and markets products for the medical device industry

Percent of Net Assets in Top Ten Holdings: 28.47%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

The seven-month period ended December 31, 2006, was characterized in part by strong small-cap stock returns and the Westcore Small-Cap Value Fund also turned in impressive results. In fact, strong stock selection helped the Fund outpace its benchmark during the seven months ended December 31, 2006, allowing it to gain 15.19% compared to a 13.18% return posted by the Russell 2000 Value Index. We're also pleased with our performance relative to our peers. The Fund significantly outperformed the Lipper Small-Cap Value Index, which produced a seven-month return of 8.47%. While we are happy to report strong seven-month returns, our focus remains on producing superior long-term, risk-adjusted performance for our shareholders.

Throughout the past seven months, we remained optimistic about the economy and the stock market, especially small-cap stocks. Our belief going into the period was that inflation was moderating and that, as the economy showed signs of slowing, the Federal Reserve would stop raising short-term interest rates. Our theory proved correct and, after 17 consecutive increases in the fed funds rate, policymakers left rates unchanged in August and have not raised them since. This supports our assessment that economic growth has slowed to a more sustainable rate and that the economy appears to be on solid footing. While the downturn in home sales and prices created some angst among investors, the fact that workers are experiencing real wage increases and positive job creation should enable consumers to maintain their status as key contributors in future economic growth. Finally, the weaker dollar is making U.S. products more competitive globally. These promising underpinnings lead us to believe that stocks, and specifically small-cap stocks, will continue to deliver attractive returns in 2007.

In this environment, the sectors that most positively impacted our relative performance were transportation, energy and interest rate sensitive. Within the transportation sector, Diana Shipping Inc. was a meaningful contributor to results. The company is benefiting from a combination of increased demand for dry bulk

44	Annual Report December 31, 2006

shipping capacity and a constrained supply of new ships. Over the next couple of years, shipyards are focusing their production capabilities on the more profitable specialized tankers and wet bulk ships. These supply/demand factors paint a favorable picture for dry bulk shippers such as Diana Shipping. Looking next at energy, our largest contributor to the Fund's performance was Gulf Island Fabrication Inc., a company engaged in the fabrication and refurbishment of drilling and production platforms. Gulf Island's stock price was under pressure earlier this year due to higher-than-expected costs associated with hurricane Katrina. These cost pressures proved to be temporary in nature and margins resumed their expansionary path during the third quarter. Our outlook on Gulf Island remains positive, as we believe increased deep-water drilling in the Gulf will drive strong demand for the company's platform equipment. Cash America International Inc. also had strong results over the past seven months, and was a key performer in the interest rate sensitive sector. This financial services company, which offers pawn loans, short-term unsecured cash advances, and check cashing, benefited from the successful introduction of its Internet payday lending services. Cash America is currently doing Internet business in 26 states and, importantly, has proactively registered in each of these 26 states - something that we believe gives it an edge over the competition.

The three sectors that most detracted from relative performance over the past seven months were basic materials, technology and medical/healthcare. Albany International Corp., a maker of paper production products, was affected by investor concerns over European operations. We believe these issues will not materially impact the company, and we remain constructive on the long-term outlook for the stock. Our most disappointing holding during the period was in the technology sector. Nam Tai Electronics, a China-based provider of electronics components, was sold from the portfolio after management announced unexpected capital expenditures that would negatively impact profitability. These developments undermined our thesis for owning the stock and we liquidated the position. The underperformance of our position in the medical/healthcare sector was not driven by any particular holding. Our slight overweight in the sector versus our benchmark was in fact the correct

1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Small-Cap Value Fund (continued)

positioning, as this group was a solid performer for the market during the period.  However, collectively, our holdings underperformed the Russell 2000 Value Index medical/healthcare returns.

Our bottom-up, research-driven approach enables our analyst team to focus their attention on what we believe are the most promising ideas within each sector.  We remain confident in our investment selection process focused on finding dividend-paying companies that generate strong free cash flow and have positive company fundamentals. We thank you for your confidence and support.

Russell 2000 Value Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification.  This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 4 and 5.

46	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

4.31%	Belden CDT Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and date networking markets

2.75%	Ennis Inc. (EBF) Manufacturer of printed business products including business forms, checks, commercial printing, promotional products, office supplies, etc.

2.65%	Sauer Danfoss Inc. (SHS) Designs, manufactures and sells hydraulic systems and components for use primarily in applications of off-highway mobile equipment

2.64%	Clark Inc. (CLK) Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.

2.52%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California

2.33%	Lincoln Electric Holdings Inc. (LECO) Designs and manufactures welding and cutting products

2.26%	MCG Capital Corp. (MCGC) Lends to and invests in small- and medium-sized private companies within the media, communications, technology and information industry sectors

2.26%	Platinum Underwriters Holdings Ltd. (PTP) A holding company that provides property and casualty reinsurance coverage to insurers and select reinsurers on a worldwide basis

2.23%	Lennox International Inc. (LII) Designs, manufactures and markets heating, ventilation, air conditioning and refrigeration equipment

2.23%	Movado Group Inc. (MOV) Designs, manufactures, retails and distributes watches as well as jewelry, tabletop and accessory products

Percent of Net Assets in Top Ten Holdings: 26.18%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

We always like to start this commentary by reiterating our investment philosophy. We believe the most important aspect of the total return of our investors' portfolio should be to maximize income yield while maintaining safety of principal rather than to capture gains through rapid trading. In our opinion, the best way to achieve this is through a diversified portfolio of high-yield debt, investment grade corporate bonds, preferred stocks and income-generating equities. Our goal is to achieve a higher, long-term, risk-adjusted return than either a high-quality or a pure high-yield debt fund can produce.

Performance for the calendar year was strong. Westcore Flexible Income Fund's return for the seven months ended December 31, 2006, was 9.80%. This exceeded the performance of our benchmark, the Lehman Brothers U.S. Corporate High Yield Ba Index, which gained 7.91% and our peer group, the Lipper High Current Yield Index which advanced 7.04%. Our calendar year return in 2006 was 14.26% versus 10.07% for the Lehman Index and 10.17% for the Lipper Index. Longer-term performance also remained solid, with the Fund earning 7.92% for the three years ended December 31 compared to a 7.53% return for the Lehman Index and 7.78% for the Lipper Index.

We continued to see strong returns from most areas of the portfolio, especially from some of our Master Limited Partnership (MLP) equity investments. Our auto positions also performed well, but not as strongly as during the first half of the year. We continue to be constructive on most of the credits in the auto and auto-related sectors, but are growing more concerned about their prospects should the economy take a turn for the worse in 2007. The biggest drag on our overall performance has been our atypically large cash position. While we are encouraged by the Fund's strong relative and absolute performance during 2006, rest assured that we continue to watch for speed bumps that may impact returns over the coming years.

In our letter to you in May, we again expressed our concerns about the health of the U.S. consumer amidst the downturn in the housing market. The weakening of

48	Annual Report December 31, 2006

the housing market continued throughout 2006. While it doesn't yet show signs of a wholesale collapse, if current trends continue, we could be facing an increased probability of a consumer-led economic slowdown in 2007.

What does this mean in terms of your portfolio? We have grown increasingly cautious regarding credit as the year has progressed. In a "high-yield" fund it is rather difficult - and not what you pay us for - to abandon credit. Instead, we feel the best alternative is to increase our cash position as a natural hedge against potential credit weakness. Those of you who have been following the portfolio closely via the various services that report our holdings will note our increased cash holdings. We are currently targeting cash in the 10%-15% range, potentially for the next few quarters. We are also increasing our positions in shorter maturity debt.

We have increased cash not only to hedge credit, but also to provide us with "dry powder" should the economy start to weaken and spreads start to offer value. We think the current credit spreads are indicating that the market expects very low default rates and very strong credit performance as a whole. These expectations are similar to the "goldiocks" economy of the mid-1990s: modest growth with modest inflation. We also think that, for the broader market, investors are not being compensated in terms of yield to take on significant credit risk. We believe that, over the next few quarters, either a change in the economic winds or a more rational alignment of risk and reward will present us with better opportunities to invest.

There has been discussion in the financial press about the current leveraged buyout (LBO) "boom." We have seen two of the largest transactions in history take place since May: HCA Inc. and Kinder Morgan Inc. The market is still awash with piles of private equity money waiting to be put to work. Companies that no one would ever think could be LBO targets have been the subjects of speculation (Anheuser-Busch Companies, Inc., John Deere, Home Depot Inc.). That these companies could ever be the subjects of LBO discussions indicates the significant amount of capital that has been allocated to private equity.

We are very concerned about LBO risk, but note this would be more of a problem for the investment grade credit markets as opposed to the high yield market. Generally, the companies that are potential targets are highly rated, low-leverage enterprises with weak share prices. Some high yield credits we like, such as Station Casinos Inc., are LBO targets, but these are the exception rather than the rule. We think that if LBOs of investment grade companies do accelerate in 2007, it will provide us with the opportunity to invest in strong enterprises (like Kinder Morgan Inc.) that will be trading at yields offering value to debt investors.

1-800-392-CORE (2673) ■ www.westcore.com	49

Westcore Flexible Income Fund (continued)

As we mentioned earlier, we are being very cautious when it comes to credit selection. Our approach has always been to focus on those companies with a competitive advantage and strong assets that we believe can ride through a financial storm. Our primary focus will continue to be on the underlying strength of the companies in which we invest your capital.

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance ofintermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor's Service or if unratedpreviously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 -9/30/00 and the Lehman Brothers U.S. Corporate High Yield BaIndex for the time period 10/1/00 -12/31/06 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed ratedebt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or FitchInvestor's Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Fundsclassification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected Lipper High Current Yield Index asthe most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

50	Annual Report December 31, 2006

Top 10 Corporate Credit Exposure as of 12/31/06		Top 10 Sectors as of 12/31/06

6.39%	General Motors Acceptance Corp	14.10%	Autos
6.31%	Cox Enterprises Inc.	12.82%	Leisure
3.37%	Ford Motor Co.	8.33%	Energy (Non-Utilities)
2.67%	Leucadia National Corp.	8.26%	Cable & Media
2.25%	MGM Mirage Inc.	5.99%	Financial Services
2.19%	Wynn Resorts LLC	5.19%	Collateralized Debt Obligations
1.72%	iStar Financial Inc.	5.02%	Other Industrials
1.58%	Caesars Entertainment Inc.	4.62%	REITs-Diversified
1.57%	Hilton Hotels Corp.	2.79%	REITs-Healthcare
1.53%	Host Marriott Corp.	2.51%	Healthcare
Percent of Net Assets in Top Ten Corporate Credit		Percent of Net Assets in Top Ten Sectors: 69.63%
Exposure: 29.58%

Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change.  There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

In pursuit of Westcore Plus Bond Fund's investment objective our goal is to achieve a higher, long-term, risk-adjusted return than a typical intermediate investment grade bond fund. We're therefore pleased to report that the Fund's return for the seven months ended December 31, 2006, was 5.75%. This compares to the 5 ..32% return of our benchmark, the Lehman Brothers Aggregate Bond Index, and the 5.30% return of our peer group, the Lipper Intermediate Investment Grade Index. Our 2006 calendar year return was 5.85% versus 4.33% for the Lehman Index and 4.47% for our peer group . Meanwhile, for the three-year period, the Fund earned an average annual return of 4.75% compared to a 3.70% return for the benchmark and 3.67% for our peer group.

We continued to see strong returns from most areas of the portfolio, especially corporate bonds, which included REITs, energy infrastructure, cable, and utilities. Our auto positions also performed well, but not as strongly as during the first half of the year, and we will continue to watch these closely in 2007.

Our government-sponsored mortgage backed securities, which we increased over the course of 2006, continued to add attractive income to the portfolio. Meanwhile, a significant cash position held back the Fund's overall performance. Nonetheless, we think it is wise to be particularly selective as we put capital to work in this environment.

In our letter to you in May, we expressed our concerns about the health of the U.S. consumer amidst the downturn in the housing market. The downturn continued throughout 2006. If current trends continue, the probability of a consumer-led economic slowdown in 2007 could increase. We will be watching for additional weakness in the housing market and continue to avoid securities backed by mortgage loans that carry more risk than we are comfortable with.

Against this backdrop, we have grown increasingly cautious regarding credit. Barring clear evidence of an imminent recession, it is rather difficult - and not what you pay us for - to abandon credit. Instead, we feel the best alternative is to manage our cash position and select securities while being mindful of credit weakness.

52	Annual Report December 31, 2006

A contributing factor to our cautious stance is the rapid growth of credit derivative products and leverage in the fixed income markets. While the trading of these derivatives has resulted in record bonuses on Wall Street, we do not use them, and we are concerned that the credit derivative market may be overextended.

We think the current credit spreads are indicating that the market expects very low default rates and very strong credit performance as a whole. These expectations are similar to the "goldiocks" economy of the mid-1990s: modest growth with modest inflation. We also believe that many segments of the market do not compensate investors with yields that justify the associated credit risk. Over the next few quarters, we feel that either a change in the economic winds or a more rational alignment of risk and reward will present us with appealing opportunities to invest.

There has been discussion in the financial press about the current leveraged buyout (LBO) "boom." Companies that no one previously would have thought could be LBO targets have been the subjects of speculation (Anheuser-Busch Companies, Inc., John Deere, Home Depot Inc.), suggesting that a significant amount of capital has been allocated to private equity.

We are very concerned about LBO risk but, so far, the impact to the portfolio has been limited due to our emphasis on bonds linked to the assets of companies and regulated industries. In some cases we believe we have found opportunities in the LBO news by adding securities with strong bondholder protections, as was the case with Harrah's and its legacy Park Place Entertainment debt.

Our strategy with respect to the direction of interest rates has helped the Fund's performance over the course of the year. While we entered the year with lower-than-index exposure to interest rates, when the Fed "paused" later in the year and rates came down, we adjusted our position to be in line with the index.

Looking ahead, we anticipate that the Fed will be slow to lower the Fed Funds Rate until it is clear that the economy is slowing and the inflation threat has receded. While energy and commodity prices have moderated, labor costs remain high year over year, recent productivity figures have declined and GDP growth remains steady.

Going forward, we will continue to focus on companies we believe possess a competitive advantage and strong assets that can ride through a financial storm.

1-800-392-CORE (2673) ■ www.westcore.com	53

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 -11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

54	Annual Report December 31, 2006

Top 10 Corporate Credit Exposure
as of 12/31/06*		Top 10 Sectors as of 12/31/06
1.25%	Ford Motor Co.	27.28%	Agency Mortgaged-Backed
0.92%	Prologis Trust		Securities
0.89%	EOP Properties	11.57%	U.S. Government & Agency
0.88%	Cox Enterprises		Obligations
0.86%	Daimler Chrysler	7.05%	Financial Services
0.83%	iStar Financial Inc.	5.68%	Energy (Non-Utilities)
0.82%	Westfield Capital	4.96%	Utilities
0.82%	FPL Group	4.39%	Autos
0.80%	Williams Companies	3.70%	Asset-Backed Securities
0.79%	General Motors Acceptance Corp	3.53%	Leisure
		3.06%	Other Industrials
		2.81%	REITs-Shopping Centers
Percent of Net Assets in Top Ten
Corporate Credit Exposure: 8.86%		Percent of Net Assets in Top Ten Sectors: 74.03%

Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municial bonds of investment quality.

When the Federal Reserve put their interest rate hike campaign on hold in August, bond investors saw it as an indication that economic growth was moderating. Bond prices consequently staged a rally during the seven months ended December 31, 2006, causing yields to decline. This decline was reflected in the average yield of the Municipal 20 Bond Buyer Index, a gauge of "AAA" rated, 20-year tax-exempt general obligation bonds, which fell from 4.52% on June 1 to 4.17% on December 31.

During this same seven-month period, the Westcore Colorado Tax-Exempt Fund returned 3.77% after fund expenses. This compares to a 4.30% return for the Fund's primary benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and a 3.3 1% return for the Fund's peer group, the Lipper Intermediate Municipal Debt Index. The Fund's lower return relative to its benchmark was due in part to higher coupon Colorado bonds that were redeemed this past November and December prior to their stated maturity date.

The Fund concentrated on enhancing total return during the period by purchasing long duration assets while selling shorter maturity securities. In keeping with our goal of minimizing tax liability, the Fund did not pay out a capital gain distribution in 2006. The issues we purchased are not subject to the Alternative Minimum Tax (AMT), which is also consistent with our underlying philosophy of providing shareholders a double-tax exempt return on investment. Among these purchases was a Colorado charter school obligation, which is rated single-"A" by Standard & Poor's.

Despite lowering the quality of our recent purchases, the Fund maintains an overall weighted average quality of Aa1 as rated by Moody's and AA+ as rated by Standard & Poor's. We intend to adhere to a high-quality portfolio while still

56	Annual Report December 31, 2006

increasing the Fund's overall yield to maturity. This objective will be a challenge in light of the overall decline in yields we have experienced over the past seven months. Nonetheless, we believe our goal can be achieved by selling shorter maturity bonds and extending into longer maturity assets.

We continue to favor debt obligations issued by Colorado Health Facilities Authority. Two examples we purchased within the past seven months include Evangelical Lutheran 5.25% due 6/01/2020, which has a potential call date of 6/01/2016 and carries an A3 rating by Moody's, and Adventist Health 5.125% due 11/15/2020, which carries a potential call date of 11/15/2016 and is rated A2 by Moody's. The former was purchased at 4.45% to the call date; Adventist Health was purchased to yield 4.37% to the 2016 call. At the time of purchase, these securities represented tax equivalent yields to the shorter call date of 7.24% and 7.11%, respectively, to Colorado investors in the 35% Federal tax bracket.

Our strategy is to purchase longer term securities in the 11-20 year range. Recent municipal bond demand reflects year-end buy programs from large institutional investors that have abundant cash. And while the new-issue calendar shows an increase in supply, municipal debt securities are being well received because of their attractive after-tax yields relative to taxable bonds.

Looking ahead, we'll continue to keep a close eye on signs of a potential softness in job growth, manufacturing activity or consumer spending, which could trigger a decrease in municipal bond yields and an increase in municipal bond prices. With Democratic control of Congress, some people theorize that attempts will be made to repeal President Bush's tax cuts, leading to higher Federal marginal tax rates in the future. Should such a scenario come to pass, we believe long maturity, high-quality Colorado municipal debt securities should provide an excellent asset class for the tax-averse investor.

1-800-392-CORE (2673) ■ www.westcore.com	57

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

58	Annual Report December 31, 2006

Top 10 Holdings as of December 31, 2006

3.58%	Colorado Housing & Finance, Zero Coupon 11/01/2021
2.17%	Arkansas River Power Authority, 5.875% 10/01/2026
1.94%	Larimer County, Poudre School District R-1, 6.00% 12/15/2017
1.92%	Denver City & County, 5.00% 11/15/2018
1.92%	Douglas & Elbert Counties School District Re-1, 5.25% 12/15/2017
1.91%	Jefferson County School District R-1, 5.00% 12/15/2024
1.90%	El Paso County School District 12, 5.00% 09/15/2013
1.84%	Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.00% 03/01/2025
1.83%	Adams 12 Five Star Schools, Zero Coupon 12/15/2024
1.83%	Boulder & Gilpin Counties, Boulder Valley School District Re-2
5.00% 12/01/2011

Percent of Net Assets in Top Ten holdings: 20.84%

Top ten holdings do not include and cash or cash equivalent investments and are subject to change.  There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	59

The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll free 1-800-392-CORE (2673).

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]
INDEPENDENT TRUSTEES
Jack D. Henderson	Chairman	Since	Attorney, Jack D.	11	None
Age 79		Dec. 12,	Henderson, Self-Employed
		1985	Attorney-at-Law, 1952 to
present.

Mary K. Anstine	Trustee	Since	Retired, 2004 to present;	11	Ms. Anstine
Age 66		Feb. 22,	President/Chief Executive		is a Trustee
		2006	Officer, HealthONE Alliance,		of Financial
			Denver, Colorado, from		Investors
			September 2004		Trust; and
Reaves
Utility
Income
Fund
McNeil S. Fiske[5]	Trustee	Since	Chairman of the Board,	11	None
Age 72		Dec. 12,	MacCourt Products (plastics
		1985	manufacturer).

Vernon L. Hendrickson	Trustee	Since	Retired, March 2006 to	11	None
Age 60		Feb. 13,	present; Director, Craig
		2007	Hospital, from April 1998 to
March 2006 (Chairman of
the Board from April 2004
to March2005); District
Manager, Wells Fargo Co.,
from 1990 to 2002.

60	Annual Report December 31, 2006

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]
James B. O’Boyle	Trustee	Since	Business Consultant, 1986 to	11	None
Age 78		Dec. 12,	present.
1985

Rick A. Pederson	Trustee	Since	President, Foundation	11	None
Age 54		Feb. 13,	Properties, Inc., 1994 to
		2007	present; Partner, Western
Capital Partners, 2000 to
present.

Lyman E. Seely[5]	Trustee	Since	Retired	11	None
Age 88		April 29,
1987

Robert L. Stamp	Trustee	Since	Retired	11	None
Age 74		Dec. 12,
1985

Janice M. Teague	Trustee	Since	Retired, June 2003 to	11	None
Age 53		Feb. 13,	present; Vice President,
		2007	Secretary, and Assistant
Secretary, Berger Financial
Group LLC, from October
1996 to May 2003;
Vice President, Secretary,
and Assistant Secretary,
Berger Funds, from
September 1996 to
May2003; Vice President
and Secretary, Berger
Distributors, LLC, from
August 1998 to May 2003;
Vice President, Secretary
and Treasurer, Berger/Bay
Isle LLC, from September
1999 to December 2002;
Vice President and Secretary,
Bay Isle Financial LLC, from
January 2002 to December
2002.

1-800-392-CORE (2673) ■ www.westcore.com	61

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

OFFICERS
Todger	President	Since	Chairman, Denver Investment	N/A	N/A
Anderson, CFA		Feb. 18,	Advisors LLC, January 2004 to
Age 62		2005	present; President and
DenverInvestment			Executive Manager, Denver
Advisors LLC			Investment Advisors LLC,
1225 17th Street-26th Fl.			April 1995 to January 2004;
Denver, Colorado 80202			prior thereto, President and
Director of Portfolio
			Management, Denver	Investment
			Advisors, Inc.; Portfolio	Manager,
Westcore MIDCO Growth Fund,
			August 1986 through May	2005;
			Portfolio Co-Manager,	Westcore
Select Fund, December 2001
through May 2005.

Jasper R. Frontz,	Treasurer	Since	Treasurer, November 1997	N/A	N/A
CPA, CFA, Age 38		Feb. 12,	to present, Chief Compliance
Denver Investment		1997	Officer September 2004
Advisors LLC			to present, Blue Chip Value
1225 17th Street-26th Fl.	Chief	Sep. 29	Fund, Inc.; Vice President,
Denver, Colorado 80202	Compliance	2004	May 2000 to present and
	Officer		Officer Director of Mutual	Fund
Administration, June 1997 to
present, Denver Investment
Advisors LLC; Registered
			Representative, ALPS	Distributors,
Inc., 1995 to present.

62	Annual Report December 31, 2006

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]
Wade A. Clouse	Assistant	Since	Mr. Clouse is a Fund Controller of ALPS	N/A	N/A
Age 30	Treasurer	2004	Mutual Funds Services, Inc.
ALPS Mutual Funds			and prior to holding this
Services, Inc			position, he was a Fund
1625 Broadway			Accountant from 1999-2004.
Suite 2200			He also serves as Assistant
Denver, Colorado 80202			Treasuer for other mutual
fund clients of ALPS.

Tané T. Tyler	Secretary	Since	Ms. Tyler is General Counsel	N/A	N/A
Age 41		2005	of ALPS and ADI. She also
ALPS Mutual Funds			serves as Secretary for other
Services, Inc			mutual fund clients of
1625 Broadway			ALPS Mutual Funds Services,
Suite 2200			Inc. Formerly Vice President
Denver, Colorado 80202			and Associate Counsel,
OppenheimerFunds, Inc.,
from January 2004 to August
2004 and Vice President and
Assistant General Counsel,
INVESCO Funds Group, Inc.
from September 1991 to
December 2003.

[1] Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1625 Broadway, Suite 2200, Denver, Colorado 80202.

[2] Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates. Each officer is typically elected for a term of one year, serving until the earliest of: (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s Code of Regulations; or (c) the Trust terminates.

[3] The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. As of July 1, 2006, there are thirteen Funds in the Fund Complex, including eleven Westcore Funds, Blue Chip Value Fund, Inc. and the Dunham Small-Cap Value Fund which are also advised or sub-advised by Denver Investment Advisors LLC (the “Adviser” or “DIA”).

[4] Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

[5] Mr. Fiske and Mr. Seely are retired from the Board of Trustees effective February 13, 2007.

1-800-392-CORE (2673) ■ www.westcore.com	63

Statement of Investments	65
Westcore MIDCO Growth Fund	65
Westcore Growth Fund	68
Westcore Select Fund	70
Westcore International Frontier Fund	72
Westcore Blue Chip Fund	77
Westcore Mid-Cap Value Fund	79
Westcore Small-Cap Opportunity Fund	81
Westcore Small-Cap Value Fund	84
Westcore Flexible Income Fund	87
Westcore Plus Bond Fund	101
Westcore Colorado Tax-Exempt Fund	115

Statements of Assets and Liabilities	124

Statements of Operations	129

Statements of Changes in Net Assets	140

Financial Highlights	152

Notes to Financial Statements	174

Shareholder Tax Information	192

Other Important Information	193

Report of Independent Registered Public Accounting Firm	194

64	Annual Report December 31, 2006

Westcore MIDCO Growth Fund

	Shares	Market Value
Common Stocks 98.11%
Consumer Discretionary 18.92%
Hotels - Restaurants - Leisure 5.17%
International Game
Technology	89,600	$4,139,520
Scientific Games Corp **	82,400	2,490,952
Wynn Resorts Ltd.	30,800	2,890,580
		9,521,052
Household Durables 0.84%
Tempur-Pedic
International Inc.**	76,100	1,557,006

Internet & Catalog Retail 1.05%
Coldwater Creek Inc.**	79,100	1,939,532

Leisure Equipment & Products 0.74%
Marvel Entertainment
Inc.**	50,400	1,356,264

Media 1.45%
XM Satellite Radio
Holdings Inc.**	184,800	2,670,360

Specialty Retail 5.11%
Aeropostale Inc.**	76,400	2,358,468
Bed Bath & Beyond Inc.**	55,100	2,099,310
GameStop Corp.**	56,200	3,097,182
Ross Stores Inc.	63,000	1,845,900
		9,400,860

Textiles & Apparel 4.56%
Coach Inc.**	116,500	5,004,840
Polo Ralph Lauren Corp.	43,600	3,385,976
		8,390,816
Total Consumer Discretionary
(Cost $26,825,921)		34,835,890

Consumer Staples 3.95%
Beverages 1.38%
Constellation Brands Inc.**	87,300	2,533,446

Food & Drug Retailing 1.75%
United Natural Foods Inc.**	90,000	3,232,800
	Shares	Market Value
Food Products 0.82%
Hain Celestial Group Inc.**	48,200	$1,504,322

Total Consumer Staples
(Cost $5,661,689)		7,270,568

Energy 7.19%
Energy Equipment & Services 5.61%
BJ Services Co.	47,400	1,389,768
Cameron International
Corp. **	35,100	1,862,055
FMC Technologies Inc.**	34,600	2,132,398
Grant Prideco Inc.**	68,500	2,724,245
Noble Corp.	29,100	2,215,965
		10,324,431
Oil & Gas 1.58%
Range Resources Corp.	105,800	2,905,268

Total Energy
(Cost 10,473,535)		13,229,699

Financials 15.00%
Capital Markets 8.01%
Eaton Vance Corp.	112,600	3,716,926
Lazard Ltd.	60,200	2,849,868
State Street Corp.	53,400	3,601,296
T. Rowe Price Group Inc.	104,500	4,573,965
		14,742,055

Commercial Banks 3.53%
Marshall & Ilsley Corp.	71,300	3,430,243
Zions Bancorporation	37,200	3,066,768
		6,497,011
Insurance 3.46%
Ambac Financial
Group Inc.	40,350	3,593,974
HCC Insurance
Holdings Inc.	86,550	2,777,390
		6,371,364
Total Financials
(Cost 18,318,582)		27,610,430

1-800-392-CORE (2673) ■ www.westcore.com	65

Westcore MIDCO Growth Fund (continued)

	Shares	Market Value

Healthcare 18.59%
Biotechnology 3.93%
Digene Corp.**	55,000	$2,635,600
Human Genome
Sciences Inc.**	211,900	2,636,036
Medimmune Inc.**	60,600	1,961,622
		7,233,258
Healthcare Equipment & Supplies 2.80%
ArthroCare Corp.**	44,400	1,772,448
Kinetic Concepts Inc. **	46,200	1,827,210
St. Jude Medical Inc. **	42,500	1,553,800
		5,153,458
Healthcare Providers & Services 4.64%
DaVita Inc.**	75,150	4,274,532
Genesis Healthcare
Corp. **	18,400	869,032
Laboratory Corporation
of America**	46,200	3,394,314
		8,537,878
Life Sciences Tools & Services 4.61%
Covance Inc.**	7,400	435,934
Illumina Inc.**	64,200	2,523,702
Thermo Fisher
Scientific Inc.**	56,500	2,558,885
Ventana Medical
Systems Inc.**	69,200	2,977,676
		8,496,197
Pharmaceuticals 2.61%
Allergan Inc.	15,300	1,832,022
Endo Pharmaceuticals
Holdings Inc.**	108,100	2,981,398
		4,813,420
Total Healthcare
(Cost $27,267,516)		34,234,211

Industrials 8.96%
Aerospace and Defense 1.79%
BE Aerospace Inc.**	128,500	3,299,880

Airlines 4.21%
AirTran Holdings Inc.**	193,500	2,271,690
AMR Corp.**	95,100	2,874,873
Continental Airlines
Inc.**	63,200	2,607,000
		7,753,563
	Shares	Market Value

Machinery 2.96%
Dover Corp.	56,600	$2,774,532
Oshkosh Truck Corp.	55,000	2,663,100
		5,437,632
Total Industrials
(Cost $14,591,429)		16,491,075

Information Technology 21.03%
Communication Equipment 1.08%
F5 Networks Inc.**	26,700	1,981,407

Computers & Peripherals 2.87%
SanDisk Corp.**	54,600	2,349,438
Seagate Technology Inc.	110,700	2,933,550
		5,282,988

Internet Software & Services 2.90%
Digital River Inc.**	58,200	3,246,978
WebEx Communications
Inc.**	59,800	2,086,422
		5,333,400
IT Services 1.60%
Fidelity National Information
Services Inc.	73,500	2,946,615

Semiconductors & Semiconductor
Equipment 4.43%
NVIDIA Corp.**	105,200	3,893,452
Silicon Laboratories
Inc.**	49,000	1,697,850
Varian Semiconductor
Equipment**	56,500	2,571,880
		8,163,182
Software 8.15%
Activision Inc.**	236,900	4,084,156
Amdocs Ltd.**	61,000	2,363,750
AutoDesk Inc.**	70,300	2,844,338
Electronic Arts Inc.**	59,700	3,006,492
Take-Two Interactive
Software Inc.**	152,600	2,710,176
		15,008,912

Total Information Technology
(Cost $31,115,619)		38,716,504

66	Annual Report December 31, 2006

Westcore MIDCO Growth Fund (continued)

	Shares	Market Value
Telecommunication Services 4.47%
Diversified Telecommunication
Services 1.09%
NeuStar Inc.**	62,000	$2,011,280

Wireless Telecommunication
Services 3.38%
Leap Wireless
International**	35,500	2,111,185
NII Holdings Inc.**	63,700	4,104,828
		6,216,013

Total Telecommunication Services
(Cost $7,147,526)		8,227,293

Total Common Stocks
(Cost $141,401,817)		180,615,670
	Shares	Market Value
Money Market Mutual Funds 2.11%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	3,895,334	$3,895,334

Total Money Market Mutual Funds
(Cost $3,895,334)		3,895,334

Total Investments
(Cost $145,297,151)	100.22%	$184,511,004

Liabilities in Excess
of Other Assets	(0.22)%	(414,148)

Net Assets	100.00%	$184,096,856
See Notes to Statement of Investments on
page 123.

1-800-392-CORE (2673) ■ www.westcore.com	67

Westcore Growth Fund

	Shares	Market Value
Common Stocks 97.85%
Consumer Discretionary 17.00%
Hotels - Restaurants - Leisure 7.22%
Las Vegas Sands Corp.**	79,840	$7,144,083
Marriott International Inc.	67,780	3,234,462
MGM Mirage **	85,660	4,912,601
Wynn Resorts Ltd.	48,050	4,509,492
		19,800,638

Media 2.39%
CBS Corp.	68,630	2,139,883
Comcast Corp.**	103,930	4,399,357
		6,539,240
Multiline Retail 3.02%
JC Penney Co. Inc.	46,640	3,608,071
Nordstrom Inc.	94,900	4,682,366
		8,290,437
Specialty Retail 2.88%
Best Buy Inc.	98,570	4,848,658
Home Depot Inc.	75,560	3,034,490
		7,883,148
Textiles & Apparel 1.49%
Coach Inc. **	95,000	4,081,200

Total Consumer Discretionary
(Cost $36,531,016)		46,594,663

Consumer Staples 1.97%
Food & Staples Retailing 1.97%
CVS Corp.	126,320	3,904,551
Whole Foods Market Inc.	32,090	1,505,984
		5,410,535

Total Consumer Staples
(Cost $5,930,905)		5,410,535

Energy 3.18%
Energy Equipment & Services 3.18%
Baker Hughes Inc.	39,830	2,973,708
Schlumberger Ltd.	42,240	2,667,878
Transocean Inc. **	37,920	3,067,349
		8,708,935
Total Energy
(Cost $4,837,920)		8,708,935
	Shares	Market Value
Financials 11.73%
Capital Markets 7.90%
Franklin Resources Inc.	40,030	$4,410,105
Goldman Sachs Group Inc.	44,600	8,891,010
Nuveen Investments Inc.	44,180	2,292,058
UBS AG	100,360	6,054,719
		21,647,892
Consumer Finance 2.69%
American Express Co.	121,280	7,358,058

Diversified Financials 0.52%
Intercontinental Exchange
Inc.**	13,180	1,422,122

Insurance 0.62%
Prudential Fianancial Inc.	19,830	1,702,604

Total Financials
(Cost $27,049,009)		32,130,676

Healthcare 16.49%
Biotechnology 6.63%
Amgen Inc. **	45,860	3,132,696
Genentech Inc. **	59,490	4,826,424
Genzyme Corp. **	69,390	4,273,036
Gilead Sciences Inc. **	91,500	5,941,095
		18,173,251

Healthcare Equipment & Supplies 1.00%
Medtronic Inc.	51,500	2,755,765

Healthcare Providers & Services 4.59%
UnitedHealth Group Inc.	138,720	7,453,425
WellPoint Inc. **	65,030	5,117,211
		12,570,636

Pharmaceuticals 4.27%
Novartis AG	76,560	4,397,607
Shire Pharmaceutical	50,850	3,140,496
Wyeth	81,670	4,158,636
		11,696,739

Total Healthcare
(Cost $39,962,035)		45,196,391

68	Annual Report December 31, 2006

Westcore Growth Fund (continued)

	Shares	Market Value

Industrials 10.52%
Aerospace & Defense 5.74%
Boeing Co.	64,390	$5,720,408
Precision Castparts Corp.	76,590	5,995,465
United Technologies Corp.	64,290	4,019,411
		15,735,284
Air Freight & Logistics 1.86%
FedEx Corp.	46,960	5,100,795

Airlines 0.84%
Southwest Airlines Co.	150,350	2,303,362

Industrial Conglomerates 1.04%
General Electric Co.	76,500	2,846,565

Machinery 1.04%
Deere & Co.	29,800	2,833,086

Total Industrials
(Cost $25,787,292)		28,819,092

Information Technology 32.56%
Communication Equipment 5.57%
Cisco Systems Inc. **	235,940	6,448,240
Corning Inc. **	200,240	3,746,490
QUALCOMM Inc.	133,835	5,057,625
		15,252,355
Computers & Peripherals 4.94%
Apple Computer Inc. **	133,410	11,318,504
Dell Inc. **	88,750	2,226,738
		13,545,242

Internet Software & Services 7.01%
Akamai Technologies Inc. ** 54,570		2,898,758
eBay Inc. **	86,730	2,607,971
Google Inc. **	22,980	10,581,831
Yahoo! Inc. **	122,650	3,132,481
		19,221,041

IT Consulting & Services 1.28%
Cognizant Technology
Solutions **	45,300	3,495,348

Semiconductors and Semiconductor
Equipment 5.26%
Applied Materials Inc.	180,840	3,336,498
Intel Corp.	278,620	5,642,055
NVIDIA Corp. **	68,770	2,545,178
Texas Instruments Inc.	100,340	2,889,792
		14,413,523
	Shares	Market Value
Software 8.50%
Adobe Systems Inc. **	82,920	$3,409,670
BEA Systems Inc. **	185,920	2,338,874
Electronic Arts Inc. **	67,670	3,407,861
Microsoft Corp.	385,850	11,521,481
Oracle Corp. **	152,820	2,619,335
		23,297,221
Total Information Technology
(Cost $77,859,134)		89,224,730

Materials 0.77%
Chemicals 0.77%
Monsanto Co.	39,950	2,098,573

Total Materials
(Cost $1,921,635)		2,098,573

Telecommunication Services 3.63%
Wireless Telecommunication Services 3.63%
America Movil SA
de CV ADS	110,940	5,016,707
NII Holdings Inc. **	76,660	4,939,970
		9,956,677
Total Telecommunication Services
(Cost $5,378,965)		9,956,677

Total Common Stocks
(Cost $225,257,911)		268,140,272

Money Market Mutual Funds 2.10%
Goldman Sachs Financial Square
Prime Obligations
Fund - FST Shares	5,767,219	5,767,219

Total Money Market Mutual Funds
(Cost $5,767,219)		5,767,219

Total Investments	99.95%	$273,907,491
(Cost $231,025,130)
Other Assets in Excess
of Liabilities	0.05%	127,872

Net Assets	100.00%	$274,035,363

See Notes to Statement of Investments on
page 123.

1-800-392-CORE (2673) ■ www.westcore.com	69

Westcore Select Fund

	Shares	Market Value
Common Stocks 96.03%
Consumer Discretionary 15.88%
Household Durables 4.25%
Tempur-Pedic International
Inc.**	47,700	$975,942

Specialty Retail 11.63%
Aeropostale Inc.**	35,500	1,095,885
GameStop Corp.**	14,500	799,095
Ross Stores Inc.	26,500	776,450
		2,671,430
Total Consumer Discretionary
(Cost $3,217,552)		3,647,372

Consumer Staples 5.16%
Beverages 5.16%
Constellation Brands
Inc.**	40,800	1,184,016

Total Consumer Staples
(Cost $1,072,674)		1,184,016

Financials 11.98%
Commercial Banks3.41%
Marshall & Ilsley Corp.	16,300	784,193

Insurance 4.00%
Ambac Financial
Group Inc.	10,300	917,421

Real Estate Investment
Trusts (REITs) 4.57%
Capital Source Inc.	38,400	1,048,704

Total Financials
(Cost $2,665,088)		2,750,318

Healthcare 22.53%
Healthcare Equipment & Supplies 4.17%
Kinetic Concepts Inc.**	24,200	957,110

Healthcare Providers & Services 14.42%
DaVita Inc.**	20,400	1,160,352
	Shares	Market Value
Genesis Healthcare
Corp.**	21,000	$991,830
Laboratory Corporation
of America**	15,800	1,160,826
		3,313,008
Pharmaceuticals 3.94%
Endo Pharmaceuticals
Holdings Inc.**	32,800	904,624

Total Healthcare
(Cost $4,669,871)		5,174,742

Industrials 17.97%
Airlines 8.68%
AMR Corp.**	35,200	1,064,096
Continental Airlines Inc.**	22,500	928,125
		1,992,221
Machinery 9.29%
Dover Corp.	20,600	1,009,812
Oshkosh Truck Corp.	23,200	1,123,344
		2,133,156
Total Industrials
(Cost $3,801,412)		4,125,377

Information Technology 22.51%
Computers & Peripherals 8.89%
SanDisk Corp.**	20,900	899,327
Seagate Technology Inc.	43,100	1,142,150
		2,041,477
IT Services 4.71%
Fidelity National Information
Services Inc.	27,000	1,082,430

Software 8.91%
Amdocs Ltd.**	29,500	1,143,125
Electronic Arts Inc.**	17,900	901,444
		2,044,569
Total Information Technology
(Cost $5,167,913)		5,168,476

Total Common Stocks
(Cost $20,594,510)		22,050,301

70	Annual Report December 31, 2006

Westcore Select Fund (continued)

	Shares	Market Value

Money Market Mutual Funds 3.93%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	903,207	$903,207

Total Money Market Mutual Funds
(Cost $903,207)		903,207

Total Investments
(Cost $21,497,717)	99.96%	$22,953,508
Other Assets in Excess
of Liabilities	0.04%	9,078

Net Assets	100.00%	$22,962,586

See Notes to Statement of Investments on
page 123.

1-800-392-CORE (2673) ■ www.westcore.com	71

Westcore International Frontier Fund

	Shares	Market Value
Common Stocks 97.82%
Commercial Services 18.18%
Advertising - Marketing Services 3.81%
Clear Media Ltd.
(Hong Kong) **	126,000	$153,890
D+S europe AG
(Germany) **	33,800	376,126
Observer AB
(Sweden) **	61,300	346,527
So-net M3 Inc.
(Japan) **	150	480,232
		1,356,775

Financial Publishing - Services 1.39%
Alma Media OYJ (Finland)	15,200	185,598
Iress Market Technology
Ltd. (Australia)	55,600	308,092
		493,690

Miscellaneous Commercial Services 9.68%
CTS Eventim AG
(Germany)	9,100	352,324
Eurofins Scientific
(France) **	2,700	192,819
GST Holdings Ltd.
(Hong Kong)	388,000	140,169
Intrum Justitia AB
(Sweden)	24,100	312,429
ITE Group PLC
(United Kingdom)	155,200	528,749
Prosegur S.A. Compania de
Seguridad S.A. (Spain)	7,200	234,757
Raffles Education Corp.
Ltd. (Singapore)	222,000	256,196
SAI Global Ltd.
(Australia)	136,400	414,518
Savills PLC
(United Kingdom)	35,600	473,988
Secom Techno Service
(Japan)	13,400	543,859
		3,449,808
Personnel Services 3.30%
Accident Exchange Group
PLC (United Kingdom)	55,000	414,602
	Shares	Market Value

en-japan Inc. (Japan)	100	$479,812
Seek Ltd. (Australia)	60,900	282,659
		1,177,073
Total Commercial Services
(Cost $5,597,629)		6,477,346

Communications 1.59%
Specialty Telecommunications 1.59%
Genesys S.A. (France) **	128,985	197,508
Reverse Corp. Ltd.
(Australia)	123,000	368,941
		566,449
Total Communications
(Cost $426,706)		566,449

Consumer Durables 7.12%
Electronics - Appliances 2.67%
Alpine Electronics, Inc.
(Japan)	39,500	589,488
Fisher & Paykel
Appliances Holdings
Ltd. (New Zealand)	41,100	111,194
G.U.D. Holdings Ltd.
(Australia)	35,900	250,504
		951,186

Home Furnishings 1.18%
Ekornes ASA (Norway)	11,700	268,331
HTL International Holdings
(Singapore)	254,300	153,368
		421,699
Homebuilding 1.67%
Nihon Eslead Corp.
(Japan)	19,600	596,210

Recreational Products 1.60%
Amer Sports OYJ (Finland)	6,600	145,321
Jumbo S.A. (Greece)	12,100	264,825
Rodriguez Group (France)	3,200	157,772
		567,918

Total Consumer Durables
(Cost $2,236,572)		2,537,013

72	Annual Report December 31, 2006

Westcore International Frontier Fund (continued)

	Shares	Market Value
Consumer Non-Durables 6.22%
Apparel - Footwear Retail 1.28%
Folli - Follie S.A. (Greece)	6,200	$244,710
Prime Success International
Group (Hong Kong)	228,000	211,928
		456,638
Beverages: Alcoholic 0.55%
Baron de Ley S.A.
(Spain) **	3,200	195,156

Consumer Sundries 0.47%
OSIM International Ltd.
(Singapore)	185,000	168,867

Food - Meat - Fish - Dairy 0.15%
Cranswick PLC
(United Kingdom)	3,098	54,926

Food - Specialty - Candy 2.98%
Barry Callebaut AG
(Switzerland) **	500	252,359
Hiestand Holding AG
(Switzerland)	200	229,791
Unicharm Petcare Corp.
(Japan)	15,900	578,522
		1,060,672

Household - Personal Care 0.79%
McBride PLC
(United Kingdom)	72,700	280,064

Total Consumer Non-Durables
(Cost $2,012,395)		2,216,323

Consumer Services 9.40%
Casinos - Gaming 1.35%
IG Group Holdings PLC
(United Kingdom)	84,500	480,631

Hotels - Resorts - Cruiselines 1.32%
San-A Co. Ltd. (Japan)	14,900	469,518

Movies - Entertainment 0.89%
Endemol NV (Netherlands) 13,800		315,148
	Shares	Market Value
Other Consumer Services 2.96%
Hartford Education Corp.
Ltd. (Singapore)	9,250	$4,704
InvoCare Ltd.
(Australia)	71,600	314,801
Renaissance Inc.
(Japan)	27,000	340,776
Rightmove PLC
(United Kingdom)	51,000	394,435
		1,054,716

Publishing - Books - Magazines 0.83%
Informa Group PLC
(United Kingdom)	25,326	296,039

Publishing - Newspapers 1.07%
Independent News & Media
PLC (Ireland)	36,800	146,219
Schibsted ASA (Norway)	6,600	236,047
		382,266
Restaurants 0.98%
Domino’s Pizza Group
Ltd. (United Kingdom)	30,000	350,087

Total Consumer Services
(Cost $3,050,249)		3,348,405

Distribution Services 7.10%
Electronics Distributors 1.29%
Diploma PLC
(United Kingdom)	16,500	282,845
Esprinet SpA (Italy)	9,300	175,799
		458,644
Wholesale Distributors 5.81%
As One Corp. (Japan)	20,300	520,272
Compania de Distribucion
Integral Logista
SA (Spain)	2,900	187,196
KS Energy Services Ltd.
(Singapore)	131,940	215,061
Misumi Group Inc.
(Japan)	34,160	654,467
United Arrows Ltd.
(Japan)	28,000	492,920
		2,069,916
Total Distribution Services
(Cost $2,311,306)		2,528,560

1-800-392-CORE (2673) ■ www.westcore.com	73

Westcore International Frontier Fund (continued)

	Shares	Market Value
Electronic Technology 2.26%
Computer Peripherals 0.79%
Lectra S.A. (France)	38,750	$282,869

Electronic Equipment - Instruments 0.99%
Kudelski S.A. (Switzerland) 9,400		354,091

Telecommunications Equipment 0.48%
VTECH Holdings Ltd.
(Hong Kong)	27,500	169,703

Total Electronic Technology
(Cost $612,999)		806,663

Finance 7.73%
Finance - Rental - Leasing 1.42%
Coates Hire Ltd. (Australia) 50,400		232,731
Helphire Group PLC
(United Kingdom)	35,600	271,846
		504,577
Financial Conglomerates 0.61%
Azimut Holding SpA
(Italy)	16,400	219,518

Investment Banks - Brokers 2.09%
London Capital Group
Holdings PLC
(United Kingdom) **	111,700	342,276
Macquarie Media Group
Ltd. (Australia)	103,900	402,684
		744,960
Major Banks 0.66%
Bank Sarasin & Cie AG
(Switzerland)	75	236,602

Real Estate Development 1.57%
Kenedix Inc. (Japan)	124	559,540

Regional Banks 1.38%
The Bank of Okinawa Ltd.
(Japan)	12,500	490,526

Total Finance
(Cost $2,580,651)		2,755,723

Health Technology 7.79%
Medical Specialties 5.71%
Bespak PLC
(United Kingdom)	29,300	360,850
	Shares	Market Value
Elekta AB (Sweden	18,236	$384,248
Fisher & Paykel
Healthcare Corp.
Ltd. (New Zealand)	87,990	264,091
Mani Inc. (Japan)	7,487	553,638
Sysmex Corp. (Japan)	12,000	469,896
		2,032,723
Pharmaceuticals - Other 2.08%
EPS Co. Ltd. (Japan)	239	598,479
Icon PLC (Ireland) **	3,800	143,260
		741,739
Total Health Technology
(Cost $2,823,749)		2,774,462

Industrial Services 6.89%
Contact Drilling 0.42%
Songa Offshore ASA
(Norway) **	14,100	148,684

Engineering & Construction 4.67%
Connaught PLC
(United Kingdom)	63,000	360,190
Koninklijke Boskalis
Westminster
(Netherlands)	3,400	336,612
Mears Group PLC
(United Kingdom)	68,500	486,191
Speedy Hire PLC
(United Kingdom)	20,400	481,311
		1,664,304

Environmental Services 0.68%
Transpacific Industries
Group Ltd. (Australia) 32,300		243,231

Oilfield Services - Equipment 1.12%
ProSafe ASA (Norway)	28,120	399,125

Total Industrial Services
(Cost $1,747,597)		2,455,344

Process Industries 2.83%
Chemicals - Major Diversified 1.25%
Kemira OYJ (Finland)	8,400	188,835
Victrex PLC
(United Kingdom)	16,300	256,438
		445,273

74	Annual Report December 31, 2006

Westcore International Frontier Fund (continued)

	Shares	Market Value
Containers - Packaging 0.99%
Goodpack Ltd.
(Singapore)	170,700	$171,396
Guala Closures SpA
(Italy)**	29,800	181,542
		352,938
Industrial Specialities 0.59%
SGL Carbon AG
(Germany)**	8,500	210,494

Total Process Industries
(Cost $914,434)		1,008,705

Producer Manufacturing 8.93%
Electrical Products 0.65%
Pfeiffer Vacuum Technology
AG (Germany)	2,710	229,628

Industrial Machinery 3.44%
Andritz AG (Austria)	1,100	238,572
Interpump Group SpA
(Italy)	20,000	180,978
Nabtesco Corp. (Japan)	48,000	601,387
Rational AG (Germany) 1,100		205,857
		1,226,794
Metal Fabrication 1.22%
Metka S.A. (Greece)	16,300	219,471
Sabaf SpA (Italy)	6,300	216,306
		435,777
Miscellaneous Manufacturing 0.52%
Semperit AG Holding
(Austria)	5,000	185,598

Office Equipment - Supplies 1.62%
Domino Printing Sciences
PLC (United Kingdom)	44,600	283,155
Neopost (France)	2,330	292,653
		575,808
Trucks - Construction - Farm
Machinery 1.48%
Haulotte Group (France)	11,250	299,980
KCI Konecranes International
OYJ (Finland)	7,700	226,665
		526,645
Total Producer Manufacturing
(Cost $2,618,040)		3,180,250
	Shares	Market Value
Retail Trade 6.55%
Apparel - Footwear Retail 3.54%
Giordano International
Ltd. (Hong Kong)	233,500	$127,583
Pal Co. Ltd. (Japan)	14,500	581,194
Point Inc. (Japan)	8,400	551,977
		1,260,754
Electronics - Appliance Stores 0.91%
JB Hi-Fi Ltd. (Australia)	63,100	326,241

Specialty Stores 2.10%
Better BED Holdings
NV (Netherlands)	9,000	229,292
Village Vanguard Co.
Ltd. (Japan)	105	517,919
		747,211
Total Retail Trade
(Cost $2,498,822)		2,334,206

Technology Services 2.40%
Information Technology Services 0.78%
Swisslog Holding AG
(Switzerland) **	220,100	278,173

Internet Software & Services 1.62%
Boss Media AB
(Sweden) **	90,200	171,284
SurfControl PLC
(United Kingdom) **	39,900	406,437
		577,721
Total Technology Services
(Cost $795,096)		855,894

Transportation 2.83%
Marine Shipping 2.83%
D/S Norden A/S (Denmark)	500	423,984
Dfds A/S (Denmark)	3,300	397,252
Noble Group Ltd.
(Hong Kong)	259,000	185,754
		1,006,990
Total Transportation
(Cost $638,043)		1,006,990

Total Common Stocks
(Cost $30,864,288)		34,852,333

1-800-392-CORE (2673) ■ www.westcore.com	75

Westcore International Frontier Fund (continued)

	Shares	Market Value
Warrants 0.03%
Process Industries 0.03%
Containers - Packaging 0.03%
Goodpack Ltd. - Warrants
(Singapore) **	33,412	$10,674

Total Process Industries
(Cost $1,214)		10,674

Total Warrants
(Cost $1,214)		10,674

Money Market Mutual Funds		2.20%
Goldman Sachs
Financial
Square Prime
Obligations Fund -
FST Shares	784,517	784,517

Total Money Market Mutual Funds
(Cost $784,517)		784,517

Total Investments
(Cost $31,650,019)	100.05%	$35,647,524

Liabilities in Excess
of Other Assets	(0.05)%	(18,541)

Net Assets	100.00%	$35,628,983

See Notes to Statement of Investments on page 123.
Country Breakdown as of December 31, 2006
Country	Market Value	%
Australia $	3,144,402	8.83%
Austria	424,170	1.19%
Denmark	821,236	2.30%
Finland	746,419	2.10%
France	1,423,601	4.00%
Germany	1,374,429	3.86%
Greece	729,006	2.05%
Hong Kong	989,027	2.78%
Ireland	289,479	0.81%
Italy	974,143	2.73%
Japan	10,670,632	29.95%
Netherlands	881,052	2.47%
New Zealand	375,285	1.05%
Norway	1,052,187	2.95%
Singapore	980,266	2.75%
Spain	617,109	1.73%
Sweden	1,214,488	3.41%
Switzerland	1,351,016	3.79%
United Kingdom	6,805,060	19.10%
Cash Equivalents and
Net Other Assets	765,976	2.15%
Net Assets $	35,628,983	100%

76	Annual Report December 31, 2006

  Westcore Blue Chip Fund

	Shares	Market Value
Common Stocks 99.38%
Capital Goods 9.12%
Aerospace & Defense 4.14%
General Dynamics Corp.	20,200	$1,501,870
Raytheon Co.	23,600	1,246,080
		2,747,950
Electrical Equipment 1.90%
General Electric Co.	34,000	1,265,140
Industrial Products 3.08%
ITT Corp.	13,100	744,342
Parker Hannifin Corp.	16,900	1,299,272
		2,043,614

Total Capital Goods
(Cost $4,254,626)		6,056,704

Commercial Services 4.36%
IT Services 1.87%
Computer Sciences
Corp. **	23,200	1,238,184

Transaction Processing 2.49%
First Data Corp.	34,550	881,716
The Western Union Co.	34,550	774,611
		1,656,327
Total Commercial Services
(Cost $2,349,642)		2,894,511

Communications 3.81%
Networking 2.45%
CCisco Systems Inc. **	59,400	1,623,402

Telecomm Equipment & Solutions 1.36%
Nokia Corp.	44,500	904,240

Total Communications
(Cost $2,062,403)		2,527,642

Consumer Cyclicals 10.04%
Clothing & Accessories 2.53%
TJX Companies Inc.	59,000	1,680,320
	Shares	Market Value
Department Stores 1.22%
JC Penney Co. Inc.	10,500	$812,280

Hotels & Gaming 1.86%
Starwood Hotels & Resorts
Worldwide Inc.	19,700	1,231,250

Publishing & Media 2.73%
Walt Disney Co.	52,900	1,812,883

Restaurants 1.70%
Darden Restaurants Inc.	28,100	1,128,777

Total Consumer Cyclicals
(Cost $4,049,271)		6,665,510

Consumer Staples 7.70%
Consumer Products 2.62%
Colgate Palmolive Co.	26,700	1,741,908

Food & Agricultural Products 5.08%
Bunge Ltd.	22,500	1,631,475
Campbell Soup Co.	44,700	1,738,383
		3,369,858
Total Consumer Staples
(Cost $3,695,202)		5,111,766

Energy 7.92%
Exploration & Production 3.96%
Occidental Petroleum
Corp.	29,700	1,450,251
XTO Energy Inc.	25,000	1,176,250
		2,626,501
Integrated Oils 1.95%
Marathon Oil Corp.	14,000	1,295,000

Oil Services 2.01%
Transocean Inc. **	16,500	1,334,685

Total Energy
(Cost $2,378,253)		5,256,186

Interest Rate Sensitive 25.67%
Integrated Financial Services 2.94%
Citigroup Inc.	35,066	1,953,176

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Blue Chip Fund (continued)

	Shares	Market Value
Money Center Banks 2.22%
Bank of America Corp.	27,600	$1,473,564

Property & Casualty Insurance 6.76%
ACE Ltd.	26,300	1,592,991
American International
Group Inc.	25,200	1,805,832
MBIA Inc.	14,900	1,088,594
		4,487,417
Regional Banks 5.52%
The Bank of New York
Co. Inc.	36,300	1,429,131
SunTrust Banks Inc.	9,500	802,275
US Bancorp	19,600	709,324
Wachovia Corp.	12,700	723,265
		3,663,995
Securities & Asset Management 3.63%
Merrill Lynch & Co. Inc	12,800	1,191,680
Morgan Stanley	15,000	1,221,450
		2,413,130
Specialty Finance 2.94%
Countrywide Financial
Corp.	21,200	899,940
Freddie Mac	15,500	1,052,450
		1,952,390
Thrifts 1.66%
Washington Mutual Inc.	24,200	1,100,858

Total Interest Rate Sensitive
(Cost $13,603,529)		17,044,530

Medical - Healthcare 16.34%
Healthcare - Services 1.07%
Caremark Rx Inc.	12,400	708,164

Medical Technology 5.38%
Medtronic Inc.	35,900	1,921,009
Zimmer Holdings Inc.	21,100	1,653,818
		3,574,827
Pharmaceuticals 9.89%
Abbott Laboratories	46,950	2,286,934
Amgen Inc.**	25,000	1,707,750
Barr Pharmaceuticals
Inc.**	12,450	623,994
Teva Pharmaceutical
Industries Ltd.	62,800	1,951,824
		6,570,502
	Shares	Market Value
Total Medical - Healthcare
(Cost $9,358,847)		$10,853,493

Technology 11.92%
Computer Software 5.42%
Microsoft Corp.	92,100	2,750,106
VeriSign Inc.**	35,300	848,965
		3,599,071
PC’s & Servers 2.71%
International Business
Machines Corp.	18,500	1,797,275

Semiconductors 3.79%
Altera Corp.**	54,700	1,076,496
Intel Corp.	71,300	1,443,825
		2,520,321
Total Technology
(Cost $6,952,659)		7,916,667

Transportation 2.50%
Railroads 2.50%
Norfolk Southern Corp.	33,050	1,662,085

Total Transportation
(Cost $1,183,068)		1,662,085

Total Common Stocks
(Cost $49,887,500)		65,989,094

Money Market Mutual Funds 0.58%
Goldman Sachs
Financial
Square Prime
Obligations Fund -
FST Shares	389,063	389,063

Total Money Market Mutual Funds
(Cost $389,063)		389,063

Total Investments
(Cost $50,276,563)	99.96%	$66,378,157
Other Assets in Excess
of Liabilities	0.04%	23,377

Net Assets	100.00%	$66,401,534

See Notes to Statement of Investments on
page 123.

78	Annual Report December 31, 2006

Westcore Mid-Cap Value Fund

	Shares	Market Value
Common Stocks 97.92%
Basic Materials 4.79%
Other Materials (Rubber & Plastic) 4.79%
Crown Holdings Inc. **	134,150	$2,806,418
Pactiv Corp. **	38,850	1,386,557
		4,192,975
Total Basic Materials
(Cost $2,677,756)		4,192,975

Capital Goods 3.04%
Industrial Products 1.19%
Parker Hannifin Corp.	13,550	1,041,724

Machinery 1.85%
Manitowoc Co. Inc.	27,250	1,619,468

Total Capital Goods
(Cost $2,246,174)		2,661,192

Commercial Services 4.97%
Distributors & Wholesalers 2.18%
ARAMARK Worldwide
Corp.	57,100	1,909,995

Environmental - Pollution Control 1.78%
Waste Connections Inc. **	37,450	1,556,047

IT Services 1.01%
Computer Sciences
Corp. **	16,650	888,611

Total Commercial Services
(Cost $3,646,990)		4,354,653

Communications 3.35%
Telecom Equipment & Solutions 3.35%
Adtran Inc.	57,150	1,297,305
CommScope Inc. **	53,600	1,633,728
		2,931,033
Total Communications
(Cost $2,824,702)		2,931,033

Consumer Cyclicals 11.86%
Clothing & Accessories 3.57%
Abercrombie & Fitch Co.	12,900	898,227
TJX Companies Inc.	78,200	2,227,136
		3,125,363
	Shares	Market Value
Hotels & Gaming 2.56%
Starwood Hotels & Resorts
Worldwide Inc.	35,900	$2,243,750

Motor Vehicle Parts 2.22%
Autoliv Inc.	32,200	1,941,660

Restaurants 3.51%
Brinker International Inc.	33,350	1,005,836
Darden Restaurants Inc.	51,550	2,070,763
		3,076,599
Total Consumer Cyclicals
(Cost $8,572,669)		10,387,372

Consumer Staples 6.59%
Food & Agricultural Products 6.59%
Bunge Ltd.	35,450	2,570,480
Smithfield Foods Inc. **	57,700	1,480,582
Tyson Foods Inc.	104,550	1,719,847
		5,770,909
Total Consumer Staples
(Cost $5,319,132)		5,770,909

Energy 5.54%
Exploration & Production 5.54%
Denbury Resources Inc. ** 31,900		886,501
Forest Oil Corp. **	25,500	833,340
Range Resources Corp.	57,350	1,574,831
XTO Energy Inc.	32,966	1,551,050
		4,845,722
Total Energy
(Cost $3,439,079)		4,845,722

Interest Rate Sensitive 25.86%
Life & Health Insurance 2.83%
Nationwide Financial
Services Inc.	16,000	867,200
Protective Life Corp.	33,900	1,610,250
		2,477,450
Other Banks 2.44%
Colonial BancGroup Inc.	83,150	2,140,281

Property Casualty Insurance 10.76%
Ambac Financial
Group Inc.	24,380	2,171,527
Assured Guaranty Ltd.	64,550	1,717,030

1-800-392-CORE (2673) ■ www.westcore.com	79

Westcore Mid-Cap Value Fund (continued)

	Shares	Market Value

First American
Financial Corp.	32,250	$1,311,930
PartnerRe Ltd.	26,950	1,914,258
Radian Group Inc.	42,850	2,310,044
		9,424,789
Regional Banks 1.92%
Marshall & Ilsley Corp.	34,850	1,676,634

Securities & Asset Management 5.65%
Affiliated Managers Group
Inc.**	18,750	1,971,187
AMVESCAP PLC.	120,700	2,975,255
		4,946,442

Specialty Finance	2.26%
American Capital
Strategies Ltd.	42,850	1,982,241

Total Interest Rate Sensitive
(Cost $19,181,805)		22,647,837

Medical - Healthcare 6.78%
Medical Products & Supplies 1.83%
Mentor Corp.	32,800	1,602,936

Pharmaceuticals 4.95%
Barr Pharmaceuticals
Inc.**	24,275	1,216,663
Cephalon Inc. **	44,300	3,119,163
		4,335,826
Total Medical - Healthcare
(Cost $4,974,473)		5,938,762

Real Estate Investment Trusts (REITs) 7.10%
Office Properties 6.07%
AAMB Property Corp.	16,050	940,690
Archstone-Smith Trust	16,660	969,779
Boston Properties Inc.	14,600	1,633,448
Camden Property Trust	11,850	875,123
Maguire Properties Inc.	22,400	896,000
		5,315,040
Healthcare 1.03%
Ventas Inc.	21,300	901,416

Total Real Estate Investment Trusts (REITs)
(Cost $5,487,724)		6,216,456

Technology 6.76%
Computer Software 1.64%
VeriSign Inc. **	59,800	1,438,190
	Shares	Market Value

Semiconductors 3.37%
Altera Corp.**	62,350	$1,227,048
Fairchild Semiconductor
International Inc. **	102,500	1,723,025
		2,950,073

Technology Resellers/Distributors 1.75%
Ingram Micro Inc. **	75,150	1,533,811

Total Technology
(Cost $5,362,287)		5,922,074

Utilities 11.28%
Regulated Electric 8.07%
CenterPoint Energy Inc.	152,100	2,521,818
DPL Inc.	83,200	2,311,296
Westar Energy Inc.	85,900	2,229,964
		7,063,078
Regulated Gas 3.21%
NiSource Inc.	116,700	2,812,470

Total Utilities
(Cost $8,443,045)		9,875,548

Total Common Stocks
(Cost $72,175,836)		85,744,533

Money Market Mutual Funds 3.99%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	3,497,865	3,497,865

Total Money Market Mutual Funds
(Cost $3,497,865)		3,497,865

Total Investments
(Cost $75,673,701)	101.91%	$89,242,398

Liabilities in Excess
of Other Assets	(1.91)%	(1,671,421)

Net Assets	100.00%	$87,570,977

See Notes to Statement of Investments on
page 123.

80	Annual Report December 31, 2006

Westcore Small-Cap Opportunity Fund

	Shares	Market Value
Common Stocks 98.83%
Basic Materials 4.11%
Other Materials (Rubber & Plastic) 4.11%

A. Schulman Inc.	18,325	$407,731
Spartech Corp. 22,100		579,462
		987,193
Total Basic Materials
(Cost $813,662)		987,193

Capital Goods 9.56%
Electrical Equipment 4.65%
General Cable Corp. **	19,845	867,425
Pike Electric Corp. **	15,300	249,849
		1,117,274
Engineering & Construction 3.21%
EMCOR Group Inc.**	8,235	468,160
Insituform Technologies
Inc.**	11,725	303,208
		771,368
Machinery 1.70%
Columbus McKinnon
Corp.**	19,400	407,788

Total Capital Goods
(Cost $1,321,569)		2,296,430

Commercial Services 5.23%
Business Products & Services 3.21%
Quanta Services Inc.**	21,350	419,954
Source Interlink Cos.
Inc.**	42,850	349,656
		769,610

Environmental - Pollution Control 2.02%
Waste Connections Inc.**	111,700	486,135

Total Commercial Services
(Cost $1,057,562)		1,255,745

Communications 7.01%
Telecomm Equipment & Solutions 7.01%
Belden CDT Inc.	12,350	482,762
CommScope Inc. **	12,700	387,096
	Shares	Market Value
Novatel Wireless Inc.**	34,925	$337,725
Superior Essex Inc. **	14,350	477,137
		1,684,720
Total Communications
(Cost $1,451,949)		1,684,720

Consumer Cyclicals 11.15%
Apparel & Footwear Manufacturers 3.36%
Paxar Corp. **	17,150	395,479
Wolverine World Wide Inc.	14,400	410,688
		806,167
Clothing & Accessories 3.03%
Aeropostale Inc. **	12,300	379,701
Oxford Industries Inc.	7,000	347,550
		727,251
Motor Vehicle Parts 1.72%
CSK Auto Corp. **	24,100	413,315

Recreation & Leisure 1.12%
WMS Industries Inc. **	7,750	270,165

Specialty Retail 1.92%
Zale Corp. **	16,325	460,528

Total Consumer Cyclicals
(Cost 2,268,496)		2,677,426

Consumer Staples 2.23%
Grocery & Convenience 2.23%
Casey’s General Stores Inc. 22,700		534,585

Total Consumer Staples
(Cost $482,639)		534,585

Energy 5.63%
Exploration & Production 5.63%
ATP Oil and Gas Corp.**	6,740	266,702
Berry Petroleum Co.	17,275	535,698
Cabot Oil & Gas Corp.	4,850	294,152
Carrizo Oil & Gas Inc.**	8,775	254,651
		1,351,203
Total Energy
(Cost $989,277)		1,351,203

1-800-392-CORE (2673) ■ www.westcore.com	81

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value
Interest Rate Sensitive 20.53%
Insurance - Real Estate Brokers 3.05%
Clark Inc.	44,050	$732,552

Other Banks 2.76%
City Holding Co.	5,450	222,851
First Community
Bancorp Inc.	8,400	439,068
		661,919

Property Casualty Insurance 5.77%
IPC Holdings Ltd.	14,100	443,445
Max Re Capital Ltd.	16,550	410,771
Triad Guaranty Inc. **	9,700	532,239
		1,386,455

Securities & Asset Management 4.95%
Cowen Group Inc. **	18,100	382,815
Piper Jaffray Cos. **	12,375	806,231
		1,189,046
Specialty Finance 4.00%
Advanta Corp.	9,050	394,851
KKR Financial Corp.	21,100	565,269
		960,120

Total Interest Rate Sensitive
(Cost $3,641,355)		4,930,092

Medical - Healthcare 12.61%
Medical Products & Supplies 4.62%
Molecular Devices Corp.**	15,650	329,746
Orthofix Intl. N.V. **	11,200	560,000
STERIS Corp.	8,750	220,237
		1,109,983

Medical Technology 2.76%
Kendle International Inc.**	21,050	662,023

Pharmaceuticals 5.23%
K-V Pharmaceutical Co.
- Class A **	26,675	634,331
Sciele Pharma Inc. **	25,875	621,000
		1,255,331

Total Medical - Healthcare
(Cost $2,821,250)		3,027,337
	Shares	Market Value
Real Estate Investment Trusts (REITs) 4.33%
Hotels 2.29%
Winston Hotels Inc.	41,575	$550,869

Office Properties 2.04%
PS Business Parks Inc.	6,925	489,666

Total Real Estate Investment Trusts REITs)
(Cost $814,930)		1,040,535

Technology 11.68%
Computer Software 3.37%
Epicor Software Corp.**	59,950	809,924

Electronic Equipment 1.61%
X-Rite Inc.	31,350	385,605

PC’s & Servers 1.07%
Neoware Inc. **	19,500	257,595

Semiconductor Capital Equipment 2.44%
ChipMOS Technologies
Bermuda Ltd. **	47,500	322,525
FEI Co.**	9,975	263,041
		585,566
Semiconductors 2.11%
Fairchild Semiconductor
International Inc. **	30,150	506,822

Technology Resellers - Distributors 1.08%
Richardson Electronics
Ltd.	28,550	260,090

Total Technology
(Cost $2,419,093)		2,805,602

Transportation 2.62%
Trucking - Shipping - Air Freight 2.62%
Marten Transport Ltd. **	11,950	219,044
Tsakos Energy
Navigation Ltd.	8,950	410,805
		629,849
Total Transportation
(Cost $425,843)		629,849

Utilities 2.14%
Regulated Electric 1.06%
Westar Energy Inc.	9,800	254,408

82	Annual Report December 31, 2006

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value
Regulated Gas 1.08%
South Jersey Industries Inc.	7,800	$260,598

Total Utilities
(Cost $467,335)		515,006

Total Common Stocks
(Cost $18,974,960)		23,735,723

Money Market Mutual Funds 3.42%
Goldman Sachs
Financial
Square Prime
Obligations Fund -
FST Shares	820,746	820,746

Total Money Market Mutual Funds
(Cost $820,746)		820,746

Total Investments
(Cost $19,795,706)	102.25%	$24,556,469

Liabilities in Excess
of Other Assets	(2.25)%	(541,120)

Net Assets	100.00%	$24,015,349

See Notes to Statement of Investments on
page 123.

1-800-392-CORE (2673) ■ www.westcore.com	83

Westcore Small-Cap Value Fund

	Shares	Market Value
Common Stocks 96.46%
Basic Materials 3.52%
Forestry & Paper 1.66%
Albany International
Corp.	29,420	$968,212

Other Materials (Rubber & Plastic) 1.86%
A. Schulman Inc.	22,400	498,400
Spartech Corp.	22,400	587,328
		1,085,728
Total Basic Materials
(Cost $1,980,971)		2,053,940

Capital Goods 8.19%
Electrical Equipment 3.21%
Lennox International
Inc.	42,525	1,301,690
LSI Industries Inc.	28,750	570,688
		1,872,378
Industrial Products 4.98%
Lincoln Electric
Holdings Inc.	22,470	1,357,637
Sauer-Danfoss Inc.	47,960	1,546,710
		2,904,347
Total Capital Goods
(Cost $3,533,190)		4,776,725

Commercial Services 4.17%
Business Products & Services 4.17%
CDI Corp.	33,235	827,551
Ennis Inc.	65,610	1,604,821
		2,432,372
Total Commercial Services
(Cost $1,994,210)		2,432,372

Communications 6.92%
Telecomm Equipment & Solutions 6.92%
Adtran Inc.	26,000	590,200
Belden CDT Inc.	64,350	2,515,441
Inter-Tel Inc.	41,970	930,055
		4,035,696
Total Communications
(Cost $3,088,668)		4,035,696
	Shares	Market Value
Consumer Cyclicals 15.21%
Apparel & Footwear Manufacturers 1.44%
Cherokee Inc.	19,525	$837,818

Clothing & Accessories 2.48%
Men’s Wearhouse Inc.	15,200	581,552
Stage Stores Inc.	28,500	866,115
		1,447,667
Consumer Durables 1.00%
Knoll Inc.	26,600	585,200

Hard Goods Retail 2.01%
Aaron Rents Inc.	40,710	1,171,634

Recreation & Leisure 1.41%
Callaway Golf Co.	57,265	825,189

Restaurants 3.15%
Bob Evans Farms Inc.	32,655	1,117,454
Ruby Tuesday Inc.	26,300	721,672
		1,839,126
Specialty Retail 3.72%
Movado Group Inc.	44,845	1,300,505
Yankee Candle Co. Inc.	25,295	867,112
		2,167,617
Total Consumer Cyclicals
(Cost $7,586,453)		8,874,251

Consumer Staples 3.04%
Food & Agriculture Products 1.23%
Lancaster Colony Corp.	16,140	715,163

Grocery & Convenience 1.81%
Casey’s General Stores Inc.	44,865	1,056,571

Total Consumer Staples
(Cost $1,646,968)		1,771,734

Energy 5.33%
Exploration & Production 3.90%
Berry Petroleum Co.	47,360	1,468,634
Cabot Oil & Gas Corp.	13,325	808,161
		2,276,795
Oil Services 1.43%
Gulf Island Fabrication
Inc.	22,575	833,018

Total Energy
(Cost $2,713,973)		3,109,813

84	Annual Report December 31, 2006

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value
Interest Rate Sensitive 27.05%
Insurance - Real Estate Brokers 2.64%
Clark Inc.	92,580	$1,539,605

Life & Health Insurance 0.98%
American Equity Investment
Life Holding Co.	44,100	574,623

Other Banks 7.91%
First Community
Bancorp Inc.	18,555	969,870
Flagstar Bancorp Inc.	56,800	842,912
Hanmi Financial Corp.	52,930	1,192,513
PFF Bancorp Inc.	17,325	597,886
Westamerica Bancorp	19,970	1,011,081
		4,614,262
Property Casualty Insurance 5.79%
Assured Guaranty Ltd.	29,995	797,867
Max Re Capital Ltd.	50,895	1,263,214
Platinum Underwriters
Holdings Ltd.	42,675	1,320,364
		3,381,445
Securities & Asset Management 2.16%
SWS Group Inc.	35,250	1,258,425

Specialty Finance 6.07%
Advanta Corp. -
Class B	28,285	1,234,074
Cash America
International Inc.	21,040	986,776
MCG Capital Corp.	65,030	1,321,410
		3,542,260
Thrifts 1.50%
MFA Mortgage
Investments Inc.	113,550	873,200

Total Interest Rate Sensitive
(Cost $13,633,908)		15,783,820

Medical - Healthcare 3.03%
Healthcare Services 1.57%
Owens & Minor Inc.	29,410	919,651

Pharmaceuticals 1.46%
Meridian Bioscience Inc.	34,650	849,964
	Shares	Market Value
Total Medical - Healthcare
(Cost $1,473,506)		$1,769,615

Real Estate Investment Trusts (REITs) 5.06%
Hotels 1.36%
Equity Inns Inc.	49,675	792,813

Multi-Family 2.21%
Associated Estates
Realty Corp.	94,065	1,292,453

Office-Industrial 1.49%
Parkway Properties Inc.	16,995	866,915

Total Real Estate Investment Trusts (REITs)
(Cost $2,486,052)		2,952,181

Technology 5.89%
Computer Software 1.17%
Blackbaud Inc.	26,295	683,670

Electronic Equipment 2.80%
Bel Fuse Inc.	21,790	758,074
X-Rite Inc.	71,355	877,667
		1,635,741

Semiconductors 1.01%
Cohu Inc.	29,100	586,656

Technology Resellers - Distributors 0.91%
Richardson Electronics
Ltd.	58,290	531,022

Total Technology
(Cost $2,877,187)		3,437,089

Transportation 5.59%
Trucking - Shipping - Air Freight 5.59%
Diana Shipping Inc.	55,800	882,198
OMI Corp.	38,275	810,282
Ship Finance
International Ltd.	23,940	568,814
Tsakos Energy
Navigation Ltd.	21,805	1,000,850
		3,262,144

Total Transportation
(Cost $2,812,803)		3,262,144

1-800-392-CORE (2673) ■ www.westcore.com	85

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value
Utilities 3.46%
Regulated Gas 3.46%
Cascade Natural Gas Corp.	21,770	$564,278
Northwest Natural Gas Co.	14,710	624,293
South Jersey Industries Inc.	24,925	832,744
		2,021,315

Total Utilities
(Cost $1,736,683)		2,021,315

Total Common Stocks
(Cost $47,564,572)		56,280,695

Money Market Mutual Funds 5.16%
Goldman Sachs Financial
Square Prime
Obligations Fund -
FST - Shares	2,905,445	2,905,445
Morgan Stanley
Institutional
Liquidity Funds
Prime Portfolio	102,025	102,025

Total Money Market Mutual Funds
(Cost $3,007,470)		3,007,470

Total Investments
(Cost $50,572,042)	101.62%	$59,288,165

Liabilities in Excess
of Other Assets	(1.62)%	(944,827)

Net Assets	100.00% $	58,343,338

See Notes to Statement of Investments on page
123.

86	Annual Report December 31, 2006

Westcore Flexible Income Fund

	Shares	Market Value
Common Stocks 11.22%
Industrial 0.10%
Cable & Media 0.10%
Charter Communications, Inc. **	90,000	$275,400
Total Industrial
(Cost $135,900)		275,400

Financial 6.68%
Financial Services 1.80%
Allied Capital Corp.	87,200	2,849,696
Apollo Investment Co.	25,792	577,741
Crystal River Capital (1)(6)(7)	37,000	925,718
Tortoise Capital Partners (1)(6)(7)(8)	36,500	502,240
		4,855,395
Real Estate Investment Trusts (REITs) 4.88%
Diversified 1.98%
iStar Financial Inc.	55,600	2,658,792
KKR Financial Corp.	100,000	2,679,000
		5,337,792
Healthcare 0.52%
Healthcare Realty Trust Inc.	35,600	1,407,624

Hotels 0.07%
Host Marriott Corp.	7,100	174,305

Mortgage 0.52%
Anthracite Capital Inc.	110,000	1,400,300

Office Property 1.04%
American Financial Realty Trust	56,500	646,360
Hospitality Properties Trust	27,000	1,283,310
HRPT Properties Trust	70,000	864,500
		2,794,170
Regional Malls 0.12%
The Mills Corp.	15,600	312,000

Timber 0.63%
Plum Creek Timber Co. Inc .	22,000	876,700
Rayonier Inc.	20,100	825,105
		1,701,805

Total Financial
(Cost $16,635,315)		17,983,391

1-800-392-CORE (2673) ■ www.westcore.com	87

Westcore Flexible Income Fund (continued)

	Shares	Market Value

Industrial 1.43%
Other Industrial 1.43%
B&G Foods Inc.	22,000	$440,440
Centerplate Inc.	26,000	494,000
Fording Canadian Coal Trust	50,400	1,045,800
Winn-Dixie Stores Inc.**	139,070	1,877,445
		3,857,685
Total Industrial
(Cost $3,521,396)		3,857,685

Utilities & Energy 3.01%
Energy-Non Utility 3.01%
Enbridge Energy Partners LP	48,000	2,370,720
Enterprise Products Partners LP	44,500	1,289,610
Kinder Morgan Energy Partners LP	40,300	1,930,370
Kinder Morgan Inc.	1	106
Northern Border Partners LP	39,500	2,501,930
		8,092,736
Total Utilities & Energy
(Cost $7,026,487)		8,092,736
Total Common Stocks
(Cost $27,319,098)		30,209,212

Warrants 0.00%
Financial 0.00%
Financial Services 0.00%
Tortoise Capital Partners Warrants (1)(6)(7)(8)**	9,125	0
Total Financials
(Cost $0)		0
Total Warrants
(Cost $0)		0
	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Convertible Preferred Stocks 3.27%
Financial 0.51%
Real Estate Investment Trusts (REITs) 0.51%
Diversified 0.28%
Crescent Real Estate, Series A, 6.75%	B3/B-	35,000	765,800

Hotels 0.23%
FelCor Lodging, Series A, 1.95%	B2/CCC+	25,000	624,750

88	Annual Report December 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Total Financial
(Cost $1,373,898)			$1,390,550

Industrial 1.95%
Airlines 0.12%
Continental Airlines Finance Trust II,
6.00%, 11/15/2030	Caa2/CCC+	7,500	330,000

Autos 1.83%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032	Caa2/CCC-	73,000	2,496,600
General Motors Corp.,
6.25%, 07/15/2033	Caa1/B-	107,000	2,431,040
			4,927,640
Total Industrial
(Cost $5,619,660)			5,257,640

Utilities & Energy 0.81%
Energy-Non Utility 0.81%
AES Trust III,
6.75%, 10/15/2029	B3/B	26,100	1,285,425
Chesapeake Energy Corp.,
4.50%	NR/B+	9,250	888,925

Total Utilities & Energy
(Cost $2,060,455)			2,174,350
Total Convertible Preferred Stocks
(Cost $9,054,013)			8,822,540

Nonconvertible Preferred Stocks 14.15%
Financial 13.81%
Financial Services 0.96%
First Republic Capital Trust II,
Series B, 8.75% (1)(7)	NR/BB+	20,000	498,750
Invesco Navigator Fund,
8.00% (1)(6)(7)	NR/NR	2,000	2,082,680
			2,581,430

Insurance 0.10%
Delphi Financial Group Inc.,
8.00%, 05/15/2033	Baa3/BBB	10,000	257,800

1-800-392-CORE (2673) ■ www.westcore.com	89

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Real Estate Investment Trusts (REITs) 12.75%
Apartments 1.13%
Apartment Investment & Management Co.:
Series T, 8.00%	Ba3/B+	60,000	$1,542,000
Series V, 8.00%	Ba3/B+	10,000	254,500
BRE Properties, Inc., 6.75%	Baa3/BBB-	50,000	1,260,000
			3,056,500
Diversified 2.36%
Colonial Properties Trust,
Series D, 8.125%	Ba1/BB+	25,000	653,000
Cousins Properties, Inc.:
7.50%	NR/NR	25,000	638,250
7.75%	NR/NR	25,000	647,500
Digital Realty Trust Inc.,
8.50%	NR/NR	26,000	675,740
Entertainment Properties Trust,
7.75%	NR/NR	25,000	632,000
iStar Financial Inc.,
Series E, 7.875%	Ba1/BB+	75,500	1,960,644
Realty Income Corp.,
Series D, 7.375%	Baa3/BBB-	35,000	910,000
Vornado Realty Trust,
Series E, 7.00%	Baa3/BBB-	9,400	242,932
			6,360,066
Healthcare 1.39%
Health Care Property Investors Inc.,
Series F, 7.10%	Baa3/BBB	30,000	768,600
Health Care REIT Inc.,
Series F, 7.625%	Ba1/BB+	55,000	1,422,850
LTC Properties Inc.,
Series F, 8.00%	NR/NR	20,625	518,719
Nationwide Health Properties Inc.,
7.68%	Ba1/BB+	950	96,039
Omega Healthcare Investors Inc.,
Series D, 8.375%	B2/B+	35,000	940,625
			3,746,833

Hotels 1.36%
Hospitality Properties,
Series B, 8.875%	Baa3/BB+	25,000	642,500

90	Annual Report December 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Host Marriott Corp.,
Series E, 8.875%	B1/B-	60,000	$1,595,400
Strategic Hotels & Resorts,
Series C, 8.25%	NR/NR	55,000	1,416,250
			3,654,150
Manufactured Homes 0.14%
Affordable Residential,
Series A, 8.25%	NR/NR	15,000	379,500

Mortgage 0.68%
Anthracite Capital Inc.,
Series C, 9.375%	NR/NR	41,200	1,096,950
Thornburg Mortgage Inc.,
Series C, 8.00%	B1/B	28,900	722,211
			1,819,161
Office Property 1.30%
Brandywine Realty Trust:
Series C, 7.50%	NR/NR	16,300	413,694
Series D, 7.375%	NR/NR	40,000	1,012,500
Highwoods Properties Inc.,
Series A, 8.625%	Ba2/BB+	50	53,719
Maguire Properties Inc.,
Series A, 7.625%	NR/NR	50,500	1,248,865
SL Green Realty Corp.,
Series C, 7.625%	NR/NR	30,000	768,600
			3,497,378

Regional Malls 1.97%
CBL & Associates Properties,
Series D, 7.375%	NR/NR	40,000	1,024,000
Glimcher Realty Trust,
Series G, 8.125%	B1/B	55,000	1,394,250
The Mills Corp.:
Series C, 9.00%	NR/NR	14,800	341,584
Series E, 8.75%	NR/NR	22,500	518,850
Taubman Centers Inc.:
Series G, 8.00%	B1/B+	27,200	715,360
Series H, 7.625%	B1/B+	49,100	1,310,970
			5,305,014

1-800-392-CORE (2673) ■ www.westcore.com	91

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Shopping Centers 0.77%
Regency Centers Corp.,
Series D, 7.25%	Baa3/BBB-	30,000	$766,500
Tanger Factory Outlet,
Series C, 7.50%	Ba1/BB+	50,000	1,294,000
			2,060,500

Storage 0.92%
Public Storage Inc.,
Series R, 8.00%	Baa1/BBB+	96,000	2,486,400

Warehouse-Industrial 0.73%
Centerpoint Properties Trust,
5.377% (6)	NR/NR	1,500	1,151,250
First Industrial Realty Trust Inc.:
6.24%	Baa3/BBB-	250	253,750
7.25%	Baa3/BBB-	22,100	567,970
			1,972,970
Total Financial
(Cost $37,123,176)			37,177,702

Industrial 0.30%
Airlines 0.09%
AMR Corp., 7.875%, 07/13/2039	Caa2/NR	10,000	243,400

Leisure 0.21%
Hilton Hotels Corp., 8.00%, 08/15/2031	Ba2/BB	22,000	568,480

Total Industrial
(Cost $745,277)			811,880

Utilities & Energy 0.04%
Utilities 0.04%
Cleveland Electric Financing Trust I,
9.00%, 12/15/2031	Ba1/BB+	4,000	102,160

Total Utilities & Energy
(Cost $104,234)			102,160
Total Nonconvertible Preferred Stocks
(Cost $37,972,687)			38,091,742

92	Annual Report December 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Convertible Bonds 0.05%
Industrial 0.05%
Cable & Media 0.05%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009 (1)	Caa3/CCC-	100,000	$142,750

Total Industrial
(Cost $100,000)			142,750
Total Convertible Bonds
(Cost $100,000)			142,750

Corporate Bonds 53.61%
Financial 6.56%
Financial Services 3.23%
Allied Capital Corp.,
6.34%, 10/13/2012 (1)(6)(7)	NR/NR	1,000,000	987,740
Emigrant Capital Trust II,
7.3913%, 04/14/2034 (1)(2)	NR/BBB-	500,000	499,407
Finova Capital Corp.,
7.50%, 11/15/2009	NR/NR	7,500	2,213
Leucadia National Corp.:
7.00%, 08/15/2013	Ba2/BB	3,800,000	3,876,000
7.75%, 08/15/2013	Ba2/BB	1,540,000	1,624,700
8.65%, 01/15/2027	Ba3/B	1,611,000	1,699,605
			8,689,665

Insurance 1.08%
Markel Capital Trust I,
Series B, 8.71%, 01/01/2046	Ba1/BB	750,000	783,615
Provident Financing Trust,
7.405%, 03/15/2038	Ba2/B+	250,000	253,482
Zurich Reinsurance,
7.125%, 10/15/2023	B2/BB+	1,700,000	1,878,500
			2,915,597

Real Estate Investment Trusts (REITs) 2.25%
Healthcare 0.88%
Omega Healthcare Investors Inc.,
7.00%, 01/15/2016	Ba3/BB	2,350,000	2,367,625

Hotels 0.87%
Host Marriott Corp.,
6.75%, 06/01/2016	Ba1/BB	2,325,000	2,339,531

1-800-392-CORE (2673) ■ www.westcore.com	93

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Restaurants 0.40%
Trustreet Properties Inc.,
7.50%, 04/01/2015	B1/B+	1,000,000	$1,085,000

Shopping Centers 0.10%
Price Development Co. LP,
7.29%, 03/11/2008 (6)	Ba1/BB+	250,000	251,043

Total Financial
(Cost $16,434,128)			17,648,461

Industrial 42.22%
Airlines 0.43%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1,
Class A-1, 7.20%, 01/02/2019 (4)	WR/NR	81,200	82,265
Continental Airlines Inc.:
Pass-Through Certificates, Series 2001-1,
Class C, 7.033%, 06/15/2011 (4)	B2/B+	38,764	28,367
Pass-Through Certificates, Series 1997-1,
Class B, 7.461%, 04/01/2013 (4)	Ba3/B-	64,545	63,617
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 08/02/2018 (4)	Ba2/BBB-	176,755	175,982
Delta Air Lines Inc.,
10.00%, 08/15/2008 (5)**	NR/NR	1,214,000	810,345
			1,160,576
Autos 12.27%
American Axle & Manufacturing, 5.250%, 02/11/2014	Ba3/BB	1,000,000	852,500
Dana Corp., 5.850%, 01/15/2015 (5)**	D/NR	1,300,000	936,000
Delphi Corp.:
6.500%, 05/01/2009 (5)**	D/NR	1,375,000	1,546,875
8.250%, 10/15/2033 (5)**	D/NR	1,015,000	1,202,775
Ford Capital BV, 9.500%, 06/01/2010	Caa1/CCC+	3,000,000	3,000,000
Ford Motor Co.:
9.215%, 09/15/2021	Caa1/CCC+	800,000	706,000
7.450%, 07/16/2031	Caa1/CCC+	3,000,000	2,370,000
Ford Motor Credit Co., 7.875%, 06/15/2010	B1/B	500,000	504,528
General Motors Corp., 8.250%, 07/15/2023	Caa1/B-	1,000,000	935,000
General Motors Acceptance Corp.:
6.225%, 03/20/2007	Ba1/BB+	8,000,000	8,001,032
7.569%, 12/01/2014 (2)	Ba1/BB+	4,389,000	4,598,246
8.000%, 11/01/2031	Ba1/BB+	4,000,000	4,605,604

94	Annual Report December 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Sonic Automotive Inc., 8.625%, 08/15/2013	B1/B	1,750,000	$1,811,250
Visteon Corp., 8.250%, 08/01/2010	Caa2/CCC+	2,000,000	1,960,000
			33,029,810
Cable & Media 8.11%
CCH I Holdings, LLC:
11.125%, 01/15/2014	Caa3/CCC-	296,000	261,960
12.125%, 01/15/2015	Ca/CCC-	2,225,000	2,013,625
11.000%, 10/01/2015	Caa2/CCC-	242,000	249,563

CCH II Holdings, LLC,
10.250%, 09/15/2010	Caa2/CCC-	292,000	306,965
Charter Communications, Inc.,
8.250%, 04/01/2007	Caa3/CCC-	100,000	100,000
Cox Enterprises Inc.:
5.520%, 01/18/2007	Baa3/BB+	10,000,000	9,970,867
8.000%, 02/15/2007 (1)	Baa3/BB+	7,000,000	7,014,266
DirecTV Holdings,
6.375%, 06/15/2015	Ba3/BB-	2,000,000	1,927,500
			21,844,746
Chemicals 0.77%
Borden Inc.,
7.875%, 02/15/2023	Caa1/CCC+	575,000	462,875
Ferro Corp.,
9.125%, 01/01/2009	NR/B	1,050,000	1,073,625
Solutia Inc.,
11.25%, 07/15/2009 (5)**	D/NR	250,000	253,125
Union Carbide Chemical & Plastics Co. Inc,
7.875%, 04/01/2023	Ba2/BBB-	250,000	271,599
			2,061,224
Healthcare 2.51%
DaVita Inc.,
7.25%, 03/15/2015	B3/B	2,250,000	2,306,250
Eszopiclone Royalty Sub LLC,
Series IV, 12.00%, 03/15/2014 (1)(6)(7)	NR/NR	1,212,500	1,273,125
Tenet Healthcare Corp.,
9.875%, 07/01/2014	Caa1/CCC+	3,100,000	3,169,750
			6,749,125

Leisure 12.61%
Caesars Entertainment Inc., 7.000%, 04/15/2013	Baa3/BB	4,150,000	4,250,567
Hilton Hotels Corp., 7.500%, 12/15/2017	Ba2/BB	3,500,000	3,657,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	B2/B	3,400,000	3,310,750

1-800-392-CORE (2673) ■ www.westcore.com	95

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
MGM Mirage Resorts Inc., 7.250%, 08/01/2017	Ba2/BB	6,000,000	$6,052,500
Mohegan Tribal Gaming Authority, 6.875%, 02/15/2015	Ba2/B	2,550,000	2,569,125
Pinnacle Entertainment Inc., 8.250%, 03/15/2012	Caa1/B-	875,000	888,125
Premier Entertainment Biloxi, 10.750%, 02/01/2012	Caa1/NR	250,000	258,750
Royal Caribbean Cruises Ltd., 6.875%, 12/01/2013	Ba1/BBB-	2,500,000	2,546,615
Seneca Gaming Corp., 7.250%, 05/01/2012	Ba2/BB	100,000	102,250
Starwood Hotels & Resorts Worldwide Inc.,
7.825%, 05/01/2012	Baa3/BBB-	2,095,000	2,214,968
Station Casinos Inc., 6.875%, 03/01/2016	Ba3/B+	2,450,000	2,211,125
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B1/BB-	5,900,000	5,892,625
			33,954,900

Other Industrial 3.59%
Advanced Micro Devices Inc., 7.750%, 11/01/2012	Ba3/B+	2,233,000	2,322,320
Allegheny Ludlum Corp., 6.950%, 12/15/2025	Ba2/BB-	1,580,000	1,619,500
Amerigas Partners LP, 7.250%, 05/20/2015	B1/NR	1,510,000	1,536,425
Freeport-McMoRan Copper & Gold Inc.,
6.875%, 02/01/2014	B1/B+	1,000,000	1,025,000
The Goodyear Tire & Rubber Co.:
7.857%, 08/15/2011	B3/B-	1,060,000	1,070,600
8.625%, 12/01/2011 (1)	B2/B-	250,000	259,375
Levi Strauss & Co., 9.750%, 01/15/2015	B3/B-	1,500,000	1,623,750
Novelis Inc., 7.250%, 02/15/2015 (1)	B2/B	225,000	218,812
			9,675,782
Telecom & Related 1.93%
American Tower Corp.,7.500%, 05/01/2012	Ba3/BB-	500,000	520,000
Level 3 Communications Inc., 12.875%, 03/15/2010	Caa2/CCC-	200,000	206,750
Qwest Communications International Inc.,
8.874%, 02/15/2009 (2)	Ba3/B+	1,000,000	1,017,500
Qwest Corp.:
7.500%, 06/15/2023	Ba1/BB+	375,000	379,687
6.875%, 09/15/2033	Ba1/BB+	1,726,000	1,656,960
Rogers Cantel, 9.750%, 06/01/2016	Ba2/BB+	700,000	882,000
Rogers Wireless Inc., 7.500%, 03/15/2015	Ba2/BB+	500,000	545,000
			5,207,897
Total Industrial
(Cost $111,157,661)			113,684,060

96	Annual Report December 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Utilities & Energy 4.83%
Energy-Non Utility 4.51%
Calpine Corp., 8.750%, 07/15/2013 (1)(5)**	NR/D	200,000	$215,500
Enterprise Products Operating LP, 8.375%, 08/01/2066	Ba1/BB	2,000,000	2,170,020
Kerr-McGee Corp., 6.950%, 07/01/2024	Baa2/BBB-	1,050,000	1,121,139
KN Capital Trust III, 7.630%, 04/15/2028	NR/B-	1,970,000	1,835,079
Tennessee Gas Pipeline Co.:
7.500%, 04/01/2017	Ba1/B+	400,000	438,455
7.000%, 03/15/2027	Ba1/B+	1,850,000	1,958,991
Transcontinental Gas Pipe Line Corp.,
6.400%, 04/15/2016	Ba1/BB-	2,100,000	2,131,500
Utilicorp United, 8.000%, 03/01/2023	B2/NR	1,300,000	1,327,625
Whiting Petroleum Corp., 7.000%, 02/01/2014	B1/B	950,000	952,375
			12,150,684

Utilities 0.32%
Indianapolis Power & Light Co.,
6.30%, 07/01/2013 (1)	Baa1/BBB-	100,000	102,818
Portland General Electric,
7.875%, 03/15/2010	Baa2/BBB	100,000	106,235
WPD Holdings,
7.25%, 12/15/2017 (1)	Baa3/BBB-	600,000	647,858
			856,911

Total Utilities & Energy
(Cost $12,459,622)			13,007,595
Total Corporate Bonds
(Cost $140,051,411)			144,340,116

Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities 5.82%
Asset-Backed Securities 0.24%
ACE Securities Corp.,
Series 2004-IN1, Class B, 8.5813%,
02/25/2014 (1)(2)(4)(7)	Ba2/BBB-	300,000	283,084
Vanderbilt Mortgage Finance,
Series 2002-B, Class B1, 5.85%, 04/07/2018	Baa2/BBB	375,000	373,196
			656,280

1-800-392-CORE (2673) ■ www.westcore.com	97

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Collateralized Debt Obligations 5.19%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
8.300%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	$506,700
Archstone, Series 2005-C1,
7.415%, 03/20/2010 (1)(2)(7)	NR/A	1,000,000	1,032,500
Crest Ltd. Series 2003-1A, Class PS,
8.500%, 08/28/2012 (1)(3)(4)(7)	NR/BB-	200,000	118,280
Crest Ltd. Series 2003-2A:
Class E1,10.2137%, 12/28/2013 (1)(2)(4)(6)(7)	Ba1/BB	250,000	262,525
Class PS, 6.000%, 12/28/2013 (1)(3)(4)(6)(7)	NR/BB-	413,450	235,294
Crest Ltd. Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba2/BB	300,000	286,290
Class PS, 7.667%, 12/28/2013 (1)(3)(4)(6)(7)	NR/NR	1,064,633	609,289
Exeter Street Solar, Class E1,
9.114%, 10/28/2014 (1)(2)(4)(6)(7)	NR/BB+	435,085	448,268
Fairfield Street Solar, Class F,
10.235%, 12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,087,500	1,103,486
Denali Capital CLO III Ltd., Series 3A,
Class B2L, 13.075%, 07/21/2008 (1)(2)(4)(7)	Ba2/BB	250,000	252,148
Denali Capital CLO VI Ltd., Series 6A,
Class B2L, 9.624%, 04/21/2010 (1)(2)(4)(7)	Ba2/BB	800,000	800,000
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.000%, 12/04/2012 (1)(3)(4)(7)	NR/NR	100,000	83,375
MM Community Funding II Ltd., Series 2I,
21.280%, 12/15/2011 (1)(3)(4)(6)(7)	NR/BBB	500,000	260,000
N-Star Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB	500,000	503,150
Preferred CPO Ltd, 10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,100,000	1,188,516
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.907%, 07/03/2012 (1)(3)(4)(7)	NR/NR	100,000	57,025
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.000%, 07/03/2013 (1)(3)(4)(7)	NR/NR	150,000	118,418
Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.000%, 10/03/2013 (1)(3)(4)(7)	NR/NR	150,000	115,763
Preferred Term Securities XII Ltd.,
Subordinate Income Notes,
19.000%, 12/24/2013 (1)(3)(4)(7)	NR/NR	750,000	626,344

98	Annual Report December 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes,
18.000%, 03/24/2014 (1)(3)(4)(7)	NR/NR	900,000	$715,140
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes,
17.500%, 06/17/2014 (1)(3)(4)(7)	NR/NR	500,000	405,925
Regional Diversified Funding:
Series 2004-1, 16.800%, 02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	375,000
Series 2005-1, 14.10%, 03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	690,000
River North CDO Ltd.,Series 2005-1A,
12.500%, 02/06/2014 (1)(3)(4)(6)(7)	Ba3/NR	600,000	570,000
Soloso Bank Pref 2005,
12.500%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	720,000
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.000%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	255,750
Tricadia:
Series 2003-1A, Class PS, 1
17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	235,000
Series 2004-2A, Class C,
8.870%, 12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	488,462	486,019
Tropic:
Series 2003-1A, Class PS,
12.850%, 10/15/2013 (1)(3)(4)(7)	NR/NR	700,000	483,000
Series 2004-1A, Class PS,
16.500%, 04/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	425,000
			13,968,205

Commercial Mortgage-Backed Securities 0.39%
Global Signal Trust,
Series 2004-2A, Class G, 7.113%,
12/15/2014 (1)(4)	Ba2/BB-	1,000,000	937,603
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(6)(7)	Baa3/BB+	92,249	103,115
			1,040,718

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $16,662,672)			15,665,203

1-800-392-CORE (2673) ■ www.westcore.com	99

Westcore Flexible Income Fund (continued)

	Shares	Market Value

Money Market Mutual Funds 10.50%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	14,847,939	$14,847,939
Morgan Stanley Institutional Liquidity Funds Prime Portfolio	13,409,535	13,409,535

Total Money Market Mutual Funds
(Cost $28,260,540)		28,257,474

Total Investments
(Cost $259,420,421)	98.62%	$265,529,037

Other Assets in Excess of Liabilities	1.38%	3,714,835
Net Assets	100.00%	$269,243,872
See Notes to Statement of Investments on page 123.

100	Annual Report December 31, 2006

Westcore Plus Bond Fund

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Convertible Preferred Stocks 0.21%
Industrial 0.21%
Autos 0.21%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	Caa2/CCC-	22,000	$752,400
General Motors Corp., Series C, 6.25%, 07/15/2033	Caa1/B-	35,000	795,200

Total Industrial
(Cost $1,780,965)			1,547,600

Total Convertible Preferred Stocks
(Cost $1,780,965)			1,547,600

Nonconvertible Preferred Stocks 2.63%
Financial 2.50%
Financial Services 0.35%
First Tennessee Bank, 3.900% (1)(2)	A3/BBB+	1,500	1,551,563
Goldman Sachs, 6.200%, 10/31/2010	A2/A	40,000	1,044,800
			2,596,363

Real Estate Investment Trusts (REITs) 2.15%
Apartments 0.24%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	9,000	229,050
Series V, 8.000%	Ba3/B+	34,000	873,800
BRE Properties Inc., Series C, 6.750%	Baa3/BBB-	10,000	252,000
Cousins Properties Inc., 7.50%	NR/NR	15,000	382,950
			1,737,800

Diversified 0.30%
Colonial Properties Trust, Series D, 8.125%	Ba1/BB+	13,000	339,560
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	70,500	1,830,800
			2,170,360
Healthcare 0.19%
Health Care REIT Inc., Series F, 7.625%	Ba1/BB+	40,000	1,034,800
Omega Healthcare Investors, Series D, 8.375%	B2/B+	12,500	335,937
			1,370,737
Manufactured Homes 0.07%
Affordable Residential, Series A, 8.25%	NR/NR	19,500	493,350

1-800-392-CORE (2673) ■ www.westcore.com	101

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Shopping Centers 0.45%
New Plan Excel Realty Trust, Series E, 7.625%	Baa3/BBB-	13,000	$338,000
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	520,000
Tanger Factory Outlet, Series C, 7.500%	Ba1/BB+	36,000	931,680
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	20,000	526,000
Series H, 7.625%	B1/NR	36,100	963,870
			3,279,550

Storage 0.40%
Public Storage, Inc., Series R, 8.00%	Baa1/BBB+	114,000	2,952,600

Warehouse-Industrial 0.50%
Centerpoint Properties Trust, 5.377% (6)	Ba1/NR	3,900	2,993,250
First Industrial Realty Trust Inc., 6.24%	Baa3/BBB-	675	685,125
			3,678,375

Total Financial
(Cost $18,652,427)			18,279,135

Utilities & Energy 0.13%
Utilities 0.13%
Southern California Edison, 5.349%, 04/30/2010	Baa3/BBB-	9,400	956,450

Total Utilities & Energy
(Cost $940,000)			956,450
Total Nonconvertible Preferred Stocks
(Cost $19,592,427)			19,235,585

Corporate Bonds 45.62%
Financial 19.32%
Financial Services 6.70%
Allied Capital, 6.340%, 10/13/2012 (1)(6)(7)	NR/NR	4,000,000	3,950,960
BB&T Corp., 4.900%, 06/30/2017	A1/A	3,500,000	3,316,883
BHP Billiton Finance, 5.000%, 12/15/2010	A1/A+	4,835,000	4,803,031
Charles Schwab Corp., 8.050%, 03/01/2010	A2/A-	210,000	228,096
Citicorp Capital II, 8.015%, 02/15/2027	Aa2/A	1,400,000	1,458,401
Comerica Inc., 4.800%, 05/01/2015	A3/A-	1,500,000	1,417,523
Emigrant Capital Trust II, 7.391%, 04/14/2034 (1)(2)	NR/BBB	850,000	848,992
FIA Card Services NA, 6.625%, 06/15/2012	Aa2/AA-	2,700,000	2,860,464
Fifth Third Bancorp, 4.500%, 06/01/2018	A1/A	75,000	67,858
First Empire Capital Trust, 8.277%, 06/01/2027	Baa1/BBB	25,000	26,231

102	Annual Report December 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
General Electric Capital Corp.,
Series A, 5.875%, 01/15/2010	Aaa/AAA	2,250,000	$2,316,247
HSBC Holdings PLC, 6.500%, 05/02/2036	Aa3/A+	200,000	215,886
Leucadia National Corp.:
7.000%, 08/15/2013	Ba2/BB	1,500,000	1,530,000
7.750%, 08/15/2013	Ba2/BB	1,925,000	2,030,875
8.650%, 01/15/2027	Ba3/B	635,000	669,925
M&I Capital Trust, 7.650%, 12/01/2026	A2/BBB+	900,000	931,623
Manufacturers & Traders Trust Co.,
3.850%, 04/01/2013 (1)	A3/A-	526,000	517,127
Marshall & Ilsley Bank, 2.900%, 08/18/2009	Aa3/A+	709,091	687,423
Merrill Lynch & Company Inc.,
3.090%, 10/01/2009 (2)	NR/AA-	1,500,000	1,320,675
Residential Capital, 6.375%, 06/30/2010	Baa3/BBB	3,000,000	3,037,263
Royal Bank of Canada, 4.700%, 07/19/2010	Aa2/AA-	1,250,000	1,225,054
Union Bank of California, 5.950%, 05/11/2016	A2/A	3,000,000	3,080,076
USAA Capital Corp., 4.640%, 12/15/2009 (1)	Aa1/AAA	1,500,000	1,490,920
Wachovia Capital Trust III, 5.800%, 08/29/2049	A2/A-	3,300,000	3,330,307
Washington Mutual, Inc., 8.250%, 04/01/2010	Baa1/BBB+	3,200,000	3,449,290
Wells Fargo & Co., 4.625%, 08/09/2010	Aa1/AA	4,300,000	4,223,228
			49,034,358
Foreign Financials 0.34%
Swedish Export Credit, 4.125%, 10/15/2008	Aa1/AA+	2,500,000	2,464,488

Insurance 1.11%
Berkshire Hathaway, 4.850%, 01/15/2015	Aaa/AAA	1,000,000	970,511
Commerce Group Inc., 5.950%, 12/09/2013	Baa2/BBB	225,000	224,057
Fund American Companies Inc., 5.875%, 05/15/2013	Baa2/BBB	4,375,000	4,354,564
Markel Capital Trust, Series B, 8.710%, 01/01/2046	Ba1/NR	690,000	720,927
Prudential Financial, 4.350%, 05/12/2015	A3/A	1,738,138	1,655,234
Zurich Reinsurance, 7.125%, 10/15/2023	Baa3/BBB	200,000	221,000
			8,146,293

Real Estate Investment Trusts (REITs) 11.17%
Apartments 0.89%
BRE Properties Inc., 7.450%, 01/15/2011	Baa2/BBB	1,200,000	1,286,275
Colonial Realty LP, 4.750%, 02/01/2010	Baa3/BBB-	3,210,000	3,123,741
United Dominion Realty Trust:
3.900%, 03/15/2010	Baa2/BBB	625,000	603,770
5.250%, 01/15/2015	Baa2/BBB	1,575,000	1,529,125
			6,542,911

1-800-392-CORE (2673) ■ www.westcore.com	103

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Diversified 1.84%
iStar Financial Inc., 6.500%, 12/15/2013	Baa2/BBB	4,116,000	$4,213,936
National Retail Properties, Inc., 6.250%, 06/15/2014	Baa3/BBB-	975,000	994,907
Prime Property, 5.600%, 06/15/2011 (1)	A3/A	2,410,000	2,414,868
Vornado Realty LP, 4.750%, 12/01/2010	Baa2/BBB	2,101,000	2,039,560
Washington REIT, 5.250%, 01/15/2014	Baa1/A-	3,850,000	3,777,855
			13,441,126

Health Care 1.27%
Health Care Property Investors Inc.,
7.072%, 06/08/2015	Baa3/BBB	2,000,000	2,103,078
Health Care REIT Inc., 5.875%, 05/15/2015	Baa3/BBB-	1,500,000	1,483,804
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011	Baa3/BBB-	375,000	407,087
5.125%, 04/01/2014	Baa3/BBB-	3,125,000	2,986,225
Nationwide Health, 6.000%, 05/20/2015	Baa3/BBB-	2,000,000	1,977,204
Senior Housing Properties Trust,
8.625%, 01/15/2012	Ba2/BB+	325,000	354,250
			9,311,648

Hotels 0.42%
Host Marriott Corp., 6.75%, 06/01/2016	Ba1/BB	3,075,000	3,094,219

Office Property 2.12%
Boston Properties LP, 5.000%, 06/01/2015	Baa2/BBB	375,000	361,097
EOP Operating Partnership Ltd.:
8.100%, 08/01/2010	Baa2/BBB	4,631,000	5,106,710
7.350%, 12/01/2017	Baa2/BBB	1,150,000	1,381,529
Highwoods Realty LP:
7.125%, 02/01/2008	Ba1/BBB-	1,250,000	1,269,165
8.125%, 01/15/2009	Ba1/BBB-	575,000	598,808
HRPT Properties Trust, 5.750%, 02/15/2014	Baa2/BBB	2,940,000	2,946,186
Mack-Cali Realty LP, 5.125%, 02/15/2014	Baa2/BBB	3,975,000	3,849,597
			15,513,092

Regional Malls 0.90%
The Rouse Co., 8.00%, 04/30/2009	Ba1/BB+	775,000	806,770
Simon Property Group:
6.10%, 05/01/2016	A3/A-	2,500,000	2,596,045
7.375%, 06/15/2018	A3/A-	2,868,000	3,212,536
			6,615,351
Restaurants 0.13%
Trustreet Properties Inc., 7.50%, 04/01/2015	B1/B+	850,000	922,250

104	Annual Report December 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Shopping Centers 2.36%
Developers Diversified Realty, 5.375%, 10/15/2012	Baa2/BBB	2,200,000	$2,181,562
Kimco Realty Corp.:
5.980%, 07/30/2012	Baa1/A-	1,800,000	1,848,577
5.783%, 03/15/2016	Baa1/A-	2,000,000	2,029,084
Price Development Co. LP, 7.290%, 03/11/2008 (6)	Ba1/BB+	2,000,000	2,008,340
Weingarten Realty Investors:
7.000%, 07/15/2011	Baa1/A-	550,000	587,162
4.857%, 01/15/2014	Baa1/A-	2,015,000	1,934,700
6.640%, 07/15/2026	Baa1/A-	545,000	601,716
Westfield Capital 5.700%, 10/01/2016 (1)	A2/A-	6,000,000	6,033,696
			17,224,837

Timber 0.32%
Plum Creek Timberland, 5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,362,430

Warehouse 0.92%
Prologis Trust:
5.50%, 04/01/2012	Baa1/BBB+	4,375,000	4,371,933
7.81%, 02/01/2015	Baa1/BBB+	1,000,000	1,098,981
7.625%, 07/01/2017	Baa1/BBB+	1,100,000	1,250,096
			6,721,010
Total Financial
(Cost $141,465,408)			141,394,013

Industrial 15.79%
Airlines 0.20%
Delta Air Lines Inc., 10.00%, 08/15/2008 (5)**	NR/NR	336,000	224,280
FedEx Corp.:
Series A2, 7.89%, 09/23/2008	Baa1/BBB+	412,140	418,007
Series 1997-A, 7.50%, 01/15/2018 (4)	A3/A+	723,711	802,242
			1,444,529
Autos 4.18%
American Axle & Manufacturing Inc.,
5.250%, 02/11/2014	Ba3/BB	850,000	724,625
American Honda Finance Corp.,
5.125%, 12/15/2010 (1)	A1/A+	3,600,000	3,586,223
DaimlerChrysler NA Holdings Corp.,
6.500%, 11/15/2013	A3/BBB	3,075,000	3,161,463
Dana Corp., 5.850%, 01/15/2015 (5)**	WR/NR	1,600,000	1,152,000
Delphi Corp., 6.500%, 05/01/2009 (5)**	WR/NR	1,000,000	1,125,000
Ford Capital BV, 9.500%, 06/01/2010	Caa1/CCC+	1,200,000	1,200,000
Ford Motor Co., 7.450%, 07/16/2031	Caa1/CCC+	2,775,000	2,192,250

1-800-392-CORE (2673) ■ www.westcore.com	105

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Ford Motor Credit Co.:
6.944%, 01/15/2010 (2)	B1/B	3,100,000	$3,034,091
7.875%, 06/15/2010	B1/B	2,000,000	2,018,112
General Motors Acceptance Corp.,
7.569%, 12/01/2014 (2)	Ba1/BB+	5,550,000	5,814,596
General Motors Corp., 8.250%, 07/15/2023	Caa1/B-	2,850,000	2,664,750
Strats-DaimlerChrysler CPI Notes,
3.310%, 11/15/2013 (1)(2)(6)(7)	A3/BBB	3,465,000	3,165,970
Visteon Corp., 8.250%, 08/01/2010	Caa2/CCC+	750,000	735,000
			30,574,080

Beverages 0.62%
Diageo Finance BV, 5.30%, 10/28/2015	A3/A-	4,600,000	4,514,573

Brewery 0.08%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014	A1/A+	175,000	169,690
5.05%, 10/15/2016	A1/A+	450,000	433,319
			603,009
Cable & Media 2.21%
AT&T Broadband Corp., 8.375%, 03/15/2013	Baa2/BBB+	2,975,000	3,392,880
CCH I Holdings, LLC, 11.125%, 01/15/2014	Caa3/CCC-	308,000	272,580
CCH I, LLC, 11.000%, 10/01/2015	Caa2/CCC-	253,000	260,906
Cox Communications Inc., 7.250%, 11/15/2015	Baa3/BBB-	3,000,000	3,264,270
Cox Enterprises Inc., 7.875%, 09/15/2010 (1)	Baa3/BB+	3,000,000	3,201,534
DirecTV Holdings, 6.375%, 06/15/2015	Ba3/BB-	1,650,000	1,590,188
Rogers Cable Inc., 5.500%, 03/15/2014	Ba2/BB+	1,275,000	1,225,517
Time Warner Inc., 9.150%, 02/01/2023	Baa2/BBB+	2,410,000	2,988,212
			16,196,087

Chemicals 0.42%
Borden Inc., 7.875%, 02/15/2023	Caa1/CCC+	775,000	623,875
Dow Chemical Co., 6.125%, 02/01/2011	A3/A-	350,000	360,118
Ferro Corp., 9.125%, 01/01/2009	NR/B	1,325,000	1,354,813
PPG Industries Inc., 6.875%, 02/15/2012	A2/A	688,000	725,905
			3,064,711

Commercial Services 0.09%
Aramark Services Inc.:
7.00%, 05/01/2007	Baa3/BBB-	275,000	275,781
6.375%, 02/15/2008	Baa3/BBB-	405,000	405,092
			680,873

106	Annual Report December 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Healthcare 0.86%
Baxter Finco BV, 4.75%, 10/15/2010	Baa1/A-	1,175,000	$1,153,635
Coventry Health Care Inc., 6.125%, 01/15/2015	Ba1/BBB-	1,195,000	1,183,649
Davita Inc., 7.25%, 03/15/2015	B3/B	600,000	615,000
Eszopiclone Royalty Sub LLC,
Series IV, 12.00%, 03/15/2014 (1)(6)(7)	NR/NR	1,212,500	1,273,125
Tenet Healthcare Corp., 9.875%, 07/01/2014	Caa1/CCC+	2,000,000	2,045,000
			6,270,409
Leisure 3.53%
Caesars Entertainment Inc., 7.000%, 04/15/2013	Baa3/BB	4,500,000	4,609,049
Hilton Hotels Corp., 7.500%, 12/15/2017	Ba2/BB	5,057,000	5,284,565
Las Vegas Sands Corp., 6.375%, 02/15/2015	B2/B	2,000,000	1,947,500
Mashantucket West, 5.912%, 09/01/2021 (1)	Baa2/BBB-	800,000	766,882
MGM Mirage:
7.625%, 07/15/2013	B1/B+	1,500,000	1,473,750
7.250%, 08/01/2017	Ba2/BB	4,050,000	4,085,437
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Baa3/BBB-	2,250,000	2,307,269
Station Casinos Inc., 6.875%, 03/01/2016	Ba3/B+	2,900,000	2,617,250
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B1/BB-	2,750,000	2,746,563
			25,838,265
Other Industrial 3.06%
Advanced Micro Devices Inc., 7.750%, 11/01/2012	Ba3/B+	645,000	670,800
Amerigas Partners, 7.250%, 05/20/2015	B1/NR	1,250,000	1,271,875
BAE Systems Holdings Inc., 4.750%, 08/15/2010 (1)	Baa2/BBB	1,775,000	1,728,690
Burlington Northern SantaFe Co., 4.575%, 01/15/2021	Aa2/A+	1,706,567	1,646,728
Burlington Resources Inc., 6.875%, 02/15/2026	A2/A-	1,000,000	1,126,233
CSX Transportation Inc., 9.750%, 06/15/2020	Baa2/BBB	1,250,000	1,673,696
GATX Corp., 5.697%, 01/02/2025 (1)(6)	A3/BBB+	292,618	288,340
International Steel Group Inc., 6.500%, 04/15/2014	Ba1/BBB-	1,100,000	1,135,750
Kennametal Inc., 7.200%, 06/15/2012	Baa3/BBB	1,910,000	2,013,650
Levi Strauss & Co., 9.750%, 01/15/2015	B3/B-	500,000	541,250
McDonald’s Corp., 7.310%, 09/15/2027	A3/A-	1,525,000	1,543,343
Science Applications:
6.250%, 07/01/2012	A3/A-	2,700,000	2,769,820
5.500%, 07/01/2033	A3/A-	1,225,000	1,081,638
Sweetwater Investors LLC, 5.875%, 05/15/2014 (1)	NR/BBB-	581,019	576,221
West Fraser Timber Co. Ltd., 5.200%, 10/15/2014 (1)	Baa2/BBB	3,500,000	3,269,235
WM Wrigley Jr Co., 4.650%, 07/15/2015	A1/A+	1,125,000	1,071,234
			22,408,503

1-800-392-CORE (2673) ■ www.westcore.com	107

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Telecom & Related 0.54%
American Tower Corp., 7.50%, 05/01/2012	Ba3/BB-	500,000	$520,000
Anixter International Inc., 5.95%, 03/01/2015	Baa3/BB+	1,325,000	1,232,250
Qwest Communications International Inc.,
8.874%, 02/15/2009 (2)	Ba3/B	500,000	508,750
Rogers Wireless Inc., 6.375%, 03/01/2014	Ba2/BB+	1,500,000	1,526,250
Verizon Global, 4.375%, 06/01/2013	A3/A	125,000	118,049
			3,905,299
Total Industrial
(Cost $115,822,840)			115,500,338

Utilities & Energy 10.51%
Energy-Non Utility 5.68%
Ametek Inc., 7.200%, 07/15/2008	Baa3/BBB	2,035,000	2,078,573
Conoco Phillips 66 Capital Trust II,
8.000%, 01/15/2037	A3/BBB	950,000	988,490
Consumers Energy Co.:
6.875%, 03/01/2018	Baa2/BBB-	1,564,000	1,693,438
5.650%, 04/15/2020	Baa2/BBB-	1,225,000	1,198,827
Duke Capital LLC, 5.668%, 08/15/2014	Baa2/BBB	3,200,000	3,196,224
Duke Energy Corp., 5.300%, 10/01/2015	A2/BBB+	525,000	520,866
Enbridge Energy Partners LP, 5.875%, 12/15/2016	Baa2/BBB	1,500,000	1,487,925
Energy Transfer Partners LP, 5.650%, 08/01/2012	NR/Baa3	1,325,000	1,320,983
Enterprise Products Operating LP,
8.375%, 08/01/2066	Ba1/BB	3,125,000	3,390,656
Kerr-McGee Corp., 6.950%, 07/01/2024	Baa2/BBB-	4,500,000	4,804,884
Kinder Morgan Energy Partners LP,
5.125%, 11/15/2014	Baa1/BBB	4,450,000	4,244,904
Kinder Morgan Finance, 5.700%, 01/05/2016	Baa1/BBB	4,000,000	3,676,348
Magellan Midstream Partners, 6.450%, 06/01/2014	Baa3/BBB	800,000	824,150
Northern Border Partners LP:
8.875%, 06/15/2010	Baa2/BBB	1,000,000	1,097,027
7.100%, 03/15/2011	Baa2/BBB	1,000,000	1,052,262
6.150%, 10/01/2016	Baa2/BBB	1,800,000	1,829,711
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)	A3/A	350,000	347,319
Tennessee Gas Pipeline, 7.000%, 03/15/2027	Ba1/B+	75,000	79,419
Transcontinental Gas Pipe Line:
6.250%, 01/15/2008	Ba1/BB-	50,000	50,437
6.400%, 04/15/2016	Ba1/BB-	5,725,000	5,810,875
Utilicorp United, 8.000%, 03/01/2023	B2/NR	850,000	868,063
Whiting Petroleum Corp., 7.000%, 02/01/2014	B1/B	1,000,000	1,002,500
			41,563,881

108	Annual Report December 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Utilities 4.83%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)	Baa2/BBB-	600,000	$607,978
Centerpoint Energy Inc., 7.250%, 09/01/2010	Ba1/BBB-	2,350,000	2,478,000
Commonwealth Edison Co., 5.950%, 08/15/2016	Baa2/BBB-	5,275,000	5,342,752
Curtis Palmer Inc., 5.900%, 07/15/2014 (1)	NR/A-	825,000	845,765
FPL Group Capital, Inc.:
5.625%, 09/01/2011	A2/A-	2,000,000	2,023,968
6.350%, 10/01/2066	A3/BBB+	3,900,000	3,960,902
Indianapolis Power & Light Co., 6.300%, 07/01/2013 (1)	Baa1/BBB-	400,000	411,271
Midamerican Energy Holdings Co., 5.875%, 10/01/2012	Baa1/BBB+	200,000	203,835
Nevada Power Co.:
6.500%, 04/15/2012	Ba1/BB+	175,000	180,526
9.000%, 08/15/2013	Ba1/BB+	3,851,000	4,178,092
Pacific Gas & Electric, 4.800%, 03/01/2014	Baa1/BBB	700,000	671,966
Pacificorp, 6.900%, 11/15/2011	A3/A-	2,107,000	2,247,863
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	200,000	212,470
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)	Baa2/BBB	249,421	250,859
Power Receivables Finance LLC, 6.290%, 01/01/2012 (1)	Baa2/BBB	75,160	75,652
Public Service Co. of Oklahoma, 6.150%, 08/01/2016	Baa1/BBB	3,075,000	3,123,032
San Diego Gas & Electric Co., 6.000%, 06/01/2026	A1/A+	3,550,000	3,678,073
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)	Baa3/BBB-	272,989	276,879
Tenaska Virginia Partners LP, 6.119%, 03/30/2024 (1)	Baa3/BBB-	237,532	240,669
Westar Energy, Inc., 5.100%, 07/15/2020	Baa2/BBB-	3,265,000	3,043,140
WPD Holdings:
6.875%, 12/15/2007 (1)	Baa3/BBB-	150,000	150,899
7.250%, 12/15/2017 (1)	Baa3/BBB-	875,000	944,793
Yorkshire Power Finance, 6.496%, 02/25/2008	Baa2/BBB-	175,000	176,394
			35,325,778
Total Utilities & Energy
(Cost $76,202,239)			76,889,659
Total Corporate Bonds
(Cost $333,490,487)			333,784,010

Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities 34.01%
Asset-Backed Securities 3.70%
ACE Securities Corp.:
Series 2003-MH1, Class A2,
3.280%, 04/15/2008 (1)(4)	Aaa/AAA	123,595	123,640
Series 2004-IN1, Class B,
8.850%, 02/25/2014 (1)(2)(4)(7)	Ba2/BBB-	379,000	357,630
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 08/01/2035	Aa1/AAA	500,000	483,639

1-800-392-CORE (2673) ■ www.westcore.com	109

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Series 2005-4, Class 2A4, 5.500%, 08/01/2035	Aa1/AAA	1,000,000	$964,953
Bank of America Alternative Loan Trust,
Series 2005-4 CB9, 5.500%, 04/25/2020 (4)	Aa1/NR	833,000	822,154
Bear Stearns Co.,Series 2003-7, Class 4A,
4.912%, 10/25/2033 (2)	Aaa/AAA	263,107	257,199
Carmax Auto Owner Trust, Series 2005-3, Class A4,
4.910%, 01/18/2011	Aaa/AAA	1,100,000	1,094,460
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.900%, 05/15/2008 (4)	Aaa/AAA	300,000	291,018
Series 2005-B1, Class B1, 4.400%, 09/15/2010	A2/A	2,500,000	2,465,600
COMED Transitional Funding Trust,
Series 1998-1, Class A6, 5.630%, 06/25/2009	Aaa/AAA	33,487	33,528
Community Reinvestment Revenue Notes,
5.730%, 06/01/2031 (1)(7)	NR/AAA	1,250,000	1,259,123
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014 (4)	Aaa/AAA	373,691	365,690
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 03/01/2011 (4)	Aaa/AAA	400,000	412,563
Diversified REIT Trust, Series 1999-1A, Class D,
6.780%, 03/18/2011 (1)	Baa3/BBB-	300,000	300,787
Ford Credit Auto, Class B, 4.520%, 09/15/2010	Aaa/A	3,000,000	2,959,083
Harley-Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.760%, 03/15/2008 (4)	Aaa/AAA	285,447	281,902
Series 2005-3, Class B, 4.600%, 05/15/2013 (4)	A3/A	1,000,000	988,635
Series 2006-3, Class B, 5.430%, 05/15/2013 (4)	A3/A	2,850,000	2,857,963
Honda Auto Receivables Owner Trust,
Series 2003-3, Class A4, 2.770%, 12/21/2007 (4)	Aaa/AAA	201,728	201,202
Marriott Vacation Club Owner Trust,
5.362%, 04/20/2014 (1)(4)(6)	Aaa/AAA	936,480	928,576
Nissan Auto Receivables Owner Trust,
Series 2003-C, Class A4, 2.700%, 12/17/2007 (4)	Aaa/AAA	8,659	8,656
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.100%, 03/25/2009 (4)	Aaa/AAA	298,282	293,197
Strats-FHLB, 1.960%, 08/15/2019 (1)(2)(6)(7)	Aaa/AAA	2,150,000	1,981,655
Vanderbilt Mortgage Finance:
Series 2002-B, Class B1, 5.850%, 04/07/2018	Baa2/BBB	550,000	547,353
Series 1996-A, Class A5, 7.425%, 05/07/2026	Aaa/AAA	24,430	24,510
Washington Mutual, Series 2003-AR3, Class B1,
4.780%, 04/25/2033	Aaa/AAA	181,342	181,203
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.736%, 12/25/2033	Aaa/AAA	1,004,920	979,900
Series 2004-O, Class A1, 4.897%, 08/25/2034	Aaa/AAA	5,268,315	5,150,442
Series 2004-E, Class A1, 4.911%, 11/25/2039	Aaa/AAA	369,146	361,045

110	Annual Report December 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.980%, 12/26/2008	Aaa/AAA	83,566	$84,670
			27,061,976
Collateralized Debt Obligations 1.87%
Anthracite CDO, Ltd.,
Series 2004-1A, Class G, 8.30%, 02/24/2014(1)(2)(4)(6)(7)	NR/BBB-	500,000	506,700
Archstone,
Series 2005-C1, 7.415%, 03/20/2010 (1)(2)(7)	NR/A	1,300,000	1,342,250
Crest Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)	Ba3/BB-	800,000	473,120
Crest Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)	Ba3/BB	620,174	352,941
Crest Ltd., Series 2004-1A:
Class H2, 7.334%, 1/28/2040 (1)(4)(6)(7)	Ba2/BB	750,000	715,725
Fairfield Street Solar,Class F,
10.235%, 12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,000,000	1,014,700
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.00%, 12/04/2012 (1)(3)(4)(7)	NR/NR	150,000	125,062
N-Star Real Estate CDO Ltd.,
Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB	600,000	603,780
Preferred CPO Ltd.,
10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,000,000	1,080,469
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.907%, 07/03/2012 (1)(3)(4)(7)	NR/NR	250,000	142,562
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.00%, 07/03/2013 (1)(3)(4)(7)	NR/NR	350,000	276,307
Preferred Term Securities XI B-3 Ltd.,
Subordinate Income Notes,
5.30%, 09/24/2008 (1)(2)(4)(6)(7)	A2/NR	500,000	498,600
Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.00%, 10/03/2013 (1)(3)(4)(7)	NR/NR	350,000	270,113
Preferred Term Securities XII Ltd.,
Subordinate Income Notes,
19.00%, 12/24/2013 (1)(3)(4)(7)	NR/NR	500,000	417,563
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes,
18.00%, 03/24/2014 (1)(3)(4)(7)	NR/NR	500,000	397,300

1-800-392-CORE (2673) ■ www.westcore.com	111

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes,
17.50%, 06/17/2014 (1)(3)(4)(7)	NR/NR	500,000	$405,925
Regional Diversified Funding:
Series 2004-1, 16.80%, 02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	375,000
Series 2005-1, 14.10%, 03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	690,000
River North CDO Ltd.,
Series 2005-1A, 12.50%,
02/06/2014 (1)(3)(4)(6)(7)	Ba3	800,000	760,000
Soloso Bank Pref,
12.50%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	720,000
TIAA Real Estate CDO Ltd.,
Series 2003-1A, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	255,750
Tricadia:
Series 2003-1, Class PS,
17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	235,000
Series 2004-2A, Class C,
8.870%, 12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	491,346	486,019
Tropic:
Series 2003-1A, Class PS,
12.850%, 10/15/2013 (1)(3)(4)(7)	NR/NR	1,000,000	690,000
Series 2004-1A, Class PS,
16.500%, 04/15/2014 (1)(3)(4)(6)(7)	NR/NR	1,000,000	850,000
			13,684,886

Collateralized Mortgage Obligations 0.18%
Banc of America Mortgage Securities, Inc.:
Series 2005-2, Class 1A12, 5.50%, 03/25/2035	NR/AAA	342,252	336,735
Series 2005-8, Class A14, 5.50%, 09/25/2035	Aa1/AAA	1,000,000	961,249
			1,297,984
Commercial Mortgage-Backed Securities 0.98%
Global Signal Trust:
Series 2004-2A, Class G,
7.113%, 12/15/2014 (1)(4)	Ba2/BB-	1,225,000	1,148,564
Series 2006-1, Class E,
6.495%, 02/15/2036 (1)(4)	Baa3/NR	1,000,000	1,014,273
SBA CMBS Trust:
5.314%, 11/15/2036 (1)	Aaa/NR	1,250,000	1,252,930
5.559%, 11/15/2036 (1)	A2/NR	3,300,000	3,311,916
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(6)(7)	Baa3/BB+	391,420	438,238
			7,165,921

112	Annual Report December 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Agency Mortgage-Backed Securities 27.28%
FHARM:
Pool #781804, 5.077%, 07/01/2034 (2)		3,461,970	$3,408,888
Pool #781811, 5.114%, 07/01/2034 (2)		1,736,628	1,711,787
Pool #781958, 5.087%, 09/01/2034 (2)		4,419,902	4,354,111
FHLMC:
Gold Pool #G00336, 6.000%, 10/01/2024		270,388	273,761
Gold Pool #G08061, 5.500%, 06/01/2035		1,865,605	1,845,958
Gold Pool #G01960, 5.000%, 12/01/2035		8,550,634	8,255,894
Gold Pool #A41748, 5.000%, 01/01/2036		11,400,107	11,007,145
Gold Pool #A42128, 5.500%, 01/01/2036		18,674,440	18,477,780
Gold Pool #G02064, 5.000%, 02/01/2036		14,259,656	13,768,125
FNMA:
Pool #356801, 6.000%, 12/01/2008		6,410	6,427
Pool #303845, 7.000%, 05/01/2011		43,696	44,758
Pool #703703, 5.051%, 01/01/2033 (2)		142,388	142,042
Pool #555717, 4.370%, 08/01/2033 (2)		360,579	353,332
Pool #779610, 4.994%, 06/01/2034 (2)		436,729	427,416
Pool #725705, 5.000%, 08/01/2034		3,566,150	3,448,403
Pool #809894, 4.949%, 03/01/2035 (2)		2,641,639	2,619,972
Pool #809893, 5.097%, 03/01/2035 (2)		2,363,054	2,351,241
Pool #255706, 5.500%, 05/01/2035		21,294,070	21,057,514
Pool #836496, 5.000%, 10/01/2035		17,623,830	17,025,589
Pool #735897, 5.500%, 10/01/2035		10,984,271	10,862,247
Pool #850582, 5.500%, 01/01/2036		6,577,653	6,504,582
Pool #256526, 6.000%, 12/01/2036 (6)		39,601,344	39,688,071
Pool #90777, 6.000%, 12/01/2036(6)		15,000,000	15,032,850
GNMA:
Pool #780019, 9.500%, 12/15/2009 (2)		55,594	57,416
Pool #550656, 5.000%, 09/15/2035		2,744,245	2,670,032
Pool #609003, 5.000%, 08/15/2036		9,424,698	9,167,338
Pool #658056, 5.000%, 08/15/2036		4,818,898	4,687,309
Pool #658568, 5.000%, 08/15/2036		336,203	327,023
			199,577,011

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $250,336,196)			248,787,778

1-800-392-CORE (2673) ■ www.westcore.com	113

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

U.S. Government & Agency Obligations 11.57%
Government 11.57%
FHLB, 5.125%, 11/18/2013	Aaa/AAA	75,000	$73,730
FNMA:
3.200%, 02/17/2009 (2)	Aaa/AAA	2,000,000	1,952,200
8.200%, 03/10/2016	Aaa/AAA	55,000	67,967
6.500%, 04/24/2017	Aaa/AAA	70,000	70,062

U.S. Treasury Bond, 6.00%, 02/15/2026		9,500,000	10,777,313
U.S. Treasury Notes:
4.375%, 12/31/2007		28,000,000	27,837,040
3.375%, 11/15/2008		10,000,000	9,746,880
4.250%, 01/15/2011		16,500,000	16,231,892
3.625%, 05/15/2013		200,000	188,508
4.000%, 02/15/2015		9,000,000	8,576,370
U.S. Treasury Strip Bond,
0.00%, 11/15/2018 **		16,200,000	9,150,068
			84,672,030
Total U.S. Government & Agency Obligations
(Cost $84,050,006)			84,672,030

Money Market Mutual Funds 4.67%		Shares	Market Value
Goldman Sachs Financial Square
Prime Obligations Fund - FST Shares		34,151,094	34,151,094

Total Money Market Mutual Funds
(Cost $34,151,094)			34,151,094
Total Investments
(Cost $723,401,175)		98.71%	$722,178,097
Other Assets in Excess of Liabilities		1.29%	9,449,977
Net Assets		100.00%	$731,628,074
See Notes to Statement of Investments on page 123

114	Annual Report December 31, 2006

Westcore Colorado Tax-Exempt Fund

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Certificates of Participation 4.39%
Colorado State Certificate of Participation
UCDHSC Fitzsimons Academic,
5.00% 11/01/2018, Optional 11/01/2015 MBIA	Aaa/AAA	700,000	$753,739
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012,
Prerefunded 12/15/2007 @ 101.00, MBIA	Aaa/AAA	500,000	512,100
Larimer County, Certificate of Participation,
Courthouse & Jail
Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime
@ 100.00, FSA	Aaa/AAA	500,000	509,955
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013
@ 100.00, AMBAC	Aaa/AAA	150,000	158,574
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA	Aaa/AAA	510,000	520,338
Total Certificates of Participation
(Cost $2,397,940)			2,454,706

General Obligation Bonds 38.95%
County-City-Special District-School District 38.95%
Adams County School District 12, Series A:
5.00%, 12/15/2020, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	530,755
5.00%, 12/15/2021, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	200,000	214,200
Adams & Arapahoe Counties Joint School District 28J,
5.35%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	291,668
Adams & Weld Counties School District 27J,
4.75%. 12/01/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	500,000	529,715
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016
@ 67.784, FGIC	Aaa/AAA	2,385,000	1,024,358

1-800-392-CORE (2673) ■ www.westcore.com	115

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	500,000	$495,915
Eagle Bend, District No. 2,
4.50%, 12/01/2025 Optional 12/01/2015
@ 100, RADIAN	NR/AA	400,000	406,744
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Optional 06/01/2007
@ 100.00, AMBAC	Aaa/NR	5,000	5,034
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011,
@ 100.00, AMBAC	AAA/NR	125,000	131,313
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010
@ 100.00	AA1/AA+	500,000	531,790
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC	Aaa/AAA	1,000,000	1,022,230
5.125%, 12/01/2017, Optional 12/01/2009
@ 100.00	Aa3/AA	300,000	311,340
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional anytime on
30 days notice @ 100.00, AMBAC	Aaa/AAA	100,000	100,072
City & County of Denver
Board Water Commissioners,
5.50%, 10/01/2011	Aa1/AA+	250,000	269,955
City & County of Denver, School District No. 1, Series A:
5.00%, 12/01/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	500,000	539,925
5.50%, 12/01/2022, FGIC	Aaa/AAA	500,000	590,875
Clear Creek County School District Re-1:
4.30%, 12/01/2013, Optional 12/01/2012
@ 100.00, FSA	NR/AAA	125,000	129,213
Denver West Metropolitan District:
4.05%, 12/01/2013	NR/BBB	500,000	487,710
4.25%, 12/01/2016, Optional 12/01/2015
@ 100.00	NR/BBB	140,000	139,770

116	Annual Report December 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Douglas & Elbert Counties
School District Re-1:
5.25%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	$536,370
5.25%, 12/15/2017, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,072,740
Eagle, Garfield & Routt Counties
School District Re-50J:
5.25%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC	Aaa/AAA	290,000	305,376
5.25%, 12/01/2015, Prerefunded
12/01/2009 @ 101.00, FGIC	Aaa/AAA	710,000	748,248
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	264,717
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA	Aaa/NR	250,000	263,300
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012
@ 100.00	Aa1/NR	1,000,000	1,064,060
Evergreen Park & Recreation District,
5.25%, 12/01/2017, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	115,000	121,770
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1,
5.00%, 12/15/2020, Optional
12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	536,205
Jefferson County School
District R-1:
5.25%, 12/15/2011, Prerefunded
12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	780,487
5.00%, 12/15/2018, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	800,000	861,888
5.00%, 12/15/2024, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	1,000,000	1,067,480
La Plata County School District 9-R,
5.25%,11/01/2020, Prerefunded 11/01/2012
@100.00, MBIA	Aaa/NR	125,000	135,471
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008	Aa3/AA-	500,000	517,700
5.00%, 12/15/2016, Optional 12/15/2008
@ 100.00, FSA	NR/AAA	700,000	717,458
6.00%, 12/15/2017, Prerefunded 12/15/2010
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,086,790

1-800-392-CORE (2673) ■ www.westcore.com	117

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J,
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	$508,970
Mesa County Valley School District 51:
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	AAA/NR	500,000	535,345
5.00% 12/01/2022, Optional 12/01/2014
@ 100.00, MBIA	AAA/NR	300,000	320,997
5.00%, 12/01/2024, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	565,000	604,940
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	340,000	357,989
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	150,000	157,096
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	227,824
5.00%, 12/01/2015, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	165,000	174,694
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008
@ 100.00, FGIC	Aaa/AAA	250,000	256,472
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011
@ 100.00, MBIA	Aaa/NR	750,000	793,718
Total General Obligation Bonds
(Cost $21,284,625)			21,770,687

Revenue Bonds 53.05%
Special Tax 41.60%
Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Prerefunded 11/01/2009
@ 100.00	NR/NR	120,000	124,109
Aurora Colorado Golf Course Enterprise:
4.125%, 12/01/2013	Baa2/NR	110,000	107,762
4.250%, 12/01/2014	Baa2/NR	125,000	122,446
4.375%, 12/01/2015	Baa2/NR	125,000	123,049
Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/NR	500,000	538,360

118	Annual Report December 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
City and County of Denver Airport Series A Revenue:
5.00%, 11/15/2018, Optional 11/15/2015
@ 100.00, XLCA	Aaa/AAA	1,000,000	$1,074,740
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015
@ 100.00	Aa3/AA-	500,000	495,785
Colorado Department of Transportation,
4.20%, 06/15/2009, MBIA	Aaa/AAA	225,000	227,975
Colorado Educational & Cultural Facilities Authority:
6.00% , 12/1/2016, Optional 12/01/2010
@ 100.00, RADIAN	NR/AA	125,000	134,566
5.00%, 03/01/2018, Optional 09/01/2015
@100.00, FGIC	Aaa/AAA	500,000	539,680
5.00%, 06/01/2020, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	200,000	208,578
5.00%, 12/01/2021, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	150,000	156,960
5.00%, 12/15/2021, Optional 12/15/2015
@100.00, MORAL OBLG	NR/A	180,000	188,600
5.125%, 09/15/2025, Optional 09/15/2015
@ 100.00, XLCA	Aaa/AAA	500,000	539,420
4.625%, 12/15/2028, Optional 12/15/2015
@ 100.00, MORAL OBLG	NR/A	250,000	250,062
Colorado Health Facilities Authority Revenue,
Covenant Retirement Comunities Inc.,
5.25%, 12/01/2025, Optional 12/01/2015
@ 100.00	NR/BBB	500,000	522,265
Colorado Health, Facilities Authority,
Poudre Valley Health, Series A:
5.625%, 12/01/2019, Optional 12/01/2009
@ 101.00, FSA	Aaa/NR	500,000	531,355
5.00%, 03/01/2025, Optional 03/01/2015
@ 100.00	Baa2/BBB+	1,000,000	1,030,320
Colorado Health Facilities Authority Revenue,
Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009
@ 101.00	NR/NR	90,000	93,926
Colorado Health Facilities Authority Revenue,
Park View Medical Center:
5.00%, 09/01/2010	A3/NR	205,000	210,496
5.00%, 09/01/2011	A3/NR	210,000	216,044
5.00%, 09/01/2020, Optional 09/15/2015
@ 100.00	A3/NR	450,000	470,560

1-800-392-CORE (2673) ■ www.westcore.com	119

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives,
5.25%, 09/01/2021, Optional 09/01/2011
@ 100.00	Aa2/AA	500,000	$533,300
Colorado Health Facilities Authority Revenue,
Vail Valley Medical Center:
5.00%, 01/15/2010	NR/BBB+	200,000	205,364
5.00%, 01/15/2020, Optional 01/15/2015
@ 100.00	NR/BBB+	440,000	458,599
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran,
5.25%, 06/01/2020, Optional 06/01/2016
@100.00	A3/A-	500,000	536,415
5.25%, 06/01/2023, Optional 06/01/2016
@100.00	A3/A-	400,000	426,580
Colorado Health Facilities Authority Revenue,
Adventist Sunbelt,
5.125%, 11/15/2020, Optional 11/15/2016
@100.00	A2/A+	500,000	534,925
Colorado Housing and Finance Authority, Single Family Mtg.,
4.00%, 11/01/2021, Variable Rate Note, FHLB (2)	Aaa/AAA	2,000,000	2,000,000
Colorado School of Mines Auxilary Facility
Revenue Enterprise,
5.25%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	505,000	543,961
Colorado State College Board of Trustees,
Auxilary Facilities System - Enterprise Revenue Bonds,
5.00% ,05/15/2022, Optional 5/15/2013
@, MBIA	Aaa/AAA	660,000	697,871
Colorado State Board of Governors University -
Eneterprise Revenue Bonds
5.00%, 12/01/2020, Optional 12/01/2015
@ 100.00, XCLA	Aaa/AAA	500,000	535,980
Denver City & County Excise Tax,
5.25%, 09/01/2008, FSA	Aaa/AAA	500,000	513,140
Denver City & County Golf Enterprise:
5.00%, 09/01/2018, Optional 09/01/2016
@ 100.00	Baa2/NA	350,000	359,149
5.00%, 09/01/2019, Optional 09/01/2016
@ 100.00	Baa2/NA	500,000	511,505
Douglas County Sales & Use Tax Open Space,
6.00%, 10/15/2009, FSA	Aaa/AAA	500,000	531,040

120	Annual Report December 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009
@ 100.00, FGIC	Aaa/AAA	200,000	$210,002
Grand Junction Leasing:
5.00%, 06/15/2020, Optional 06/15/2016
@ 100.00, MBIA	Aaa/AAA	390,000	422,659
5.00%, 06/15/2023, Optional 06/15/2016
@ 100.00, MBIA	Aaa/AAA	390,000	419,468
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008
@ 100.00, MBIA	Aaa/AAA	250,000	255,135
5.15%, 10/01/2015, Optional 10/01/2010
@ 100.00, MBIA	Aaa/AAA	500,000	526,515
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	500,000	518,345
5.00%, 11/01/2019, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	100,000	103,452
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010
@ 100.00	NR/AA+	300,000	320,154
Northwest Parkway Public Highway Authority Revenue,
Zero coupon until 06/15/2011, Convertible
to 5.80% until 06/15/2025,
Optional 06/15/2016 @100.00, FSA	Aaa/AAA	960,000	871,555
Superior Open Space Sales & Use Tax:
4.625%, 06/01/2015	NA/A-	100,000	101,986
4.75%, 06/01/2017, Optional 06/01/2016
@ 100.00	NA/A-	325,000	333,170
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.25%, 09/01/2016, Optional 09/01/2011
@ 100.00, FSA	Aaa/AAA	500,000	534,180
University of Colorado Hospital Authority:
5.60%, 11/15/2031, Optional 11/15/2011
@100.00	Baa1/NR	445,000	466,342
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00	Aa3/AA-	150,000	158,277
University of Colorado Enterprise Systems Revenue Series B:
5.00%, 06/01/2024, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	150,000	158,835
5.00%, 06/01/2026, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	750,000	800,318

1-800-392-CORE (2673) ■ www.westcore.com	121

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	500,000	$525,785
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011
@ 100.00	NR/AA+	220,000	232,115
			23,253,180
Other 0.38%
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011
@ 100.00, MBIA	Aaa/AAA	200,000	208,672

Utility 11.07%
Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022 XLCA	Aaa/AAA	1,000,000	1,212,850
Boulder County Water & Sewer,
5.30%, 12/01/2012, Optional 12/01/2010
@ 100.00	Aa2/AA+	125,000	132,491
Broomfield Water Activity Enterprise,
5.50%, 12/01/2018, Optional 12/01/2010
@ 101.00, MBIA	Aaa/NR	500,000	536,220
4.75%, 12/01/2022, Optional 12/01/2012
@ 100.00, MBIA	AAA/NR	125,000	129,753
Colorado Water Reservior & Power Development Authority,
5.00%, 09/01/2026, Optional 09/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	530,980
Colorado Water Resources & Power Development Authority,
Drinking Water,
5.00%, 09/01/2017, Optional 09/01/2012
@ 100.00	Aaa/AAA	500,000	531,050
Colorado Water Resources & Power Development Authority,
Small Water Resources,
5.70%, 11/01/2015, Optional 11/01/2010
@ 100.00, FGIC	Aaa/AAA	500,000	536,028
Colorado Water Resources & Power Development Authority,
Waste Water Revolving Fund,
5.50%, 09/01/2019	Aa1/AA	500,000	579,840
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	261,670

122	Annual Report December 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Fort Collins, Larimer County
Water Utility Enterprise,
4.25%, 12/01/2009, Optional
12/01/2008 @ 100.00, FSA	Aaa/AAA	500,000	$505,650
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013
@ 100.00, FSA	Aaa/NR	150,000	158,287
Municipal Subdistrict, Northern Colorado
Water Conservancy District, 5.250%,
12/01/2015, Optional 12/01/2007
@ 101.00, AMBAC	Aaa/AAA	250,000	256,180
Pueblo Colorado Board Waterworks:
5.25%, 11/01/2009, FSA	Aaa/AAA	120,000	125,168
5.10%, 01/01/2019, Optional 01/01/2009
@ 102.00, AMBAC	Aaa/AAA	150,000	156,461
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	535,345
			6,187,973
Total Revenue Bonds
(Cost $28,932,774)			29,649,825

Money Market Mutual Funds 2.99%		Shares	Market Value
Goldman Sachs Financial Square Tax-Free Fund- FST Shares		1,672,115	1,672,115
Total Money Market Mutual Funds
(Cost $1,672,115)			1,672,115
Total Investments
(Cost $54,287,454)		99.38%	$55,547,333
Other Assets in Excess of Liabilities		0.62%	347,171
Net Assets		100.00%	$55,894,504

Notes to Statements of Investments
* Unaudited
**	Non-income producing security
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note
3 to the Notes to Statements of Investments
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.
(4)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments
(5)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(6)	This security has been valued at its fair value determined in good faith by or under the direction of the
Board of Trustees
(7)	This security is considered illiquid by the investment adviser. See Note 3 to the Notes to Statements of Investments.
(8)	Subsequent to the Fund’s investment in this security of this issuer, the Fund became aware of an investment made by that issuer which raised questions about compliance with one of the Fund’s fundamental investment limitations. The investment adviser has agreed to take necessary actions to address this investment, which may include disposing of the security.

1-800-392-CORE (2673) ■ www.westcore.com	123

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Assets
Investments at value (cost - see below)	$184,511,004	$273,907,491
- see accompanying statements
Receivable for investment securities sold	155,126	0
Dividends and interest receivable	84,786	94,448
Receivable for fund shares subscribed	52,179	367,589
Investment for trustee deferred compensation plan	320,311	19,913
Prepaid and other assets	17,077	22,810
Total Assets	185,140,483	274,412,251

Liabilities
Payable for investment securities purchased	477,176	0
Payable for fund shares redeemed	34,866	78,033
Payable for investment advisory fee	105,108	151,897
Payable for administration fee	30,369	46,689
Reimbursement for shareholder servicing	8,873	20,357
Payable for trustee deferred compensation plan	320,311	19,913
Other payables	66,924	59,999
Total Liabilities	1,043,627	376,888
Net Assets	$184,096,856	$274,035,363

Composition of Net Assets
Paid-in capital	$138,608,762	$230,205,699
(Over)distributed net investment income	(377,541)	(20,452)
Accumulated net realized gain on investments and foreign
currency transactions	6,651,782	967,755
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies	39,213,853	42,882,361
Net Assets	$184,096,856	$274,035,363

Net Asset Value Per Share
Net assets	$184,096,856	$274,035,363
Shares of beneficial interest outstanding	24,701,811	20,593,169
Net asset value per share	$7.45	$13.31
Cost of Investments	$145,297,151	$231,025,130

See Notes to Financial Statements

124	Annual Report December 31, 2006

Westcore Equity Funds (continued)

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
Assets
Investments at value (cost - see below)	$22,953,508	$35,647,524
- see accompanying statements
Receivable for investment securities sold	0	522
Dividends and interest receivable	24,102	58,887
Receivable for fund shares subscribed	4,000	6,751
Investment for trustee deferred compensation plan	6,948	6,014
Prepaid and other assets	17,056	16,488
Total Assets	23,005,614	35,736,186

Liabilities
Payable for fund shares redeemed	5,067	39,230
Payable for investment advisory fee	6,438	21,624
Payable for administration fee	3,444	5,324
Reimbursement for shareholder servicing	1,720	2,193
Payable for trustee deferred compensation plan	6,948	6,014
Other payables	19,411	32,818
Total Liabilities	43,028	107,203
Net Assets	$22,962,586	$35,628,983

Composition of Net Assets
Paid-in capital	$21,981,724	$34,521,850
(Over)/Undistributed net investment income	(6,821)	71,420
Accumulated net realized gain / (loss) on investments and foreign
currency transactions	(468,108)	(2,962,455)
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies	1,455,791	3,998,168
Net Assets	$22,962,586	$35,628,983

Net Asset Value Per Share
Net assets	$22,962,586	$35,628,983
Shares of beneficial interest outstanding	1,378,177	2,475,389
Net asset value per share	$16.66	$14.39
Cost of Investments	$21,497,717	$31,650,019
See Notes to Financial Statements

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Westcore Equity Funds (continued)

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
Assets
Investments at value (cost - see below)	$66,378,157	$89,242,398
- see accompanying statements
Dividends and interest receivable	85,433	226,226
Receivable for fund shares subscribed	21,167	113,106
Investment for trustee deferred compensation plan	35,941	3,075
Prepaid and other assets	10,242	21,261
Total Assets	66,530,940	89,606,066

Liabilities
Payable for investment securities purchased	0	1,904,473
Payable for fund shares redeemed	5,814	25,953
Payable for investment advisory fee	36,802	52,036
Payable for administration fee	10,633	13,893
Reimbursement for shareholder servicing	1,993	6,032
Payable for trustee deferred compensation plan	35,941	3,075
Other payables	38,223	29,627
Total Liabilities	129,406	2,035,089
Net Assets	$66,401,534	$87,570,977

Composition of Net Assets
Paid-in capital	$50,307,265	$73,571,178
(Over)/Undistributed net investment income	11,204	(2,812)
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(18,529)	433,914
Net unrealized appreciation on
investments and translation of assets and liabilities
denominated in foreign currencies	16,101,594	13,568,697
Net Assets	$66,401,534	$87,570,977

Net Asset Value Per Share
Net assets	$66,401,534	$87,570,977
Shares of beneficial interest outstanding	4,836,267	4,275,056
Net asset value per share	$13.73	$20.48
Cost of Investments	$50,276,563	$75,673,701

See Notes to Financial Statements.

126	Annual Report December 31, 2006

Westcore Equity Funds (continued)

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
Assets
Investments at value (cost - see below)	$24,556,469	$59,288,165
- see accompanying statements
Dividends and interest receivable	16,627	105,057
Receivable for fund shares subscribed	0	512,600
Investment for trustee deferred compensation plan	32,131	300
Prepaid and other assets	16,054	15,233
Total Assets	24,621,281	59,921,355

Liabilities
Payable for investment securities purchased	526,516	1,434,880
Payable for fund shares redeemed	10,828	69,931
Payable for investment advisory fee	13,596	39,262
Payable for administration fee	3,651	8,808
Reimbursement for shareholder servicing	1,083	3,808
Payable for trustee deferred compensation plan	32,131	300
Other payables	18,127	21,028
Total Liabilities	605,932	1,578,017
Net Assets	$24,015,349	$58,343,338

Composition of Net Assets
Paid-in capital	$18,964,692	$49,058,164
(Over)/Undistributed net investment income	(33,353)	16,142
Accumulated net realized gain
on investments and foreign currency transactions	323,247	552,909
Net unrealized appreciation
on investments and translation of assets and
liabilities denominated in foreign currencies	4,760,763	8,716,123
Net Assets	$24,015,349	$58,343,338
Net Asset Value Per Share
Net assets	$24,015,349	$58,343,338
Shares of beneficial interest outstanding	662,984	4,599,258
Net asset value per share	$36.22	$12.69
Cost of Investments	$19,795,706	$50,572,042

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	127

Westcore Bond Funds

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
Assets
Investments at value (cost - see below)	$265,529,037	$722,178,097	$55,547,333
- see accompanying statements
Dividends and interest receivable	3,579,699	8,744,024	374,647
Receivable for fund shares subscribed	571,516	1,719,988	179
Investment for trustee deferred compensation plan	16,952	42,543	22,887
Prepaid and other assets	69,108	41,430	7,608

Total Assets	269,766,312	732,726,082	55,952,654

Liabilities
Payable for fund shares redeemed	268,048	598,943	0
Payable for investment advisory fee	49,171	94,417	4,408
Payable for administration fee	39,621	105,324	8,079
Reimbursement for shareholder servicing	19,867	45,605	3,059
Payable for trustee deferred compensation plan	16,952	42,543	22,887
Other payables	128,781	211,176	19,717
Total Liabilities	522,440	1,098,008	58,150
Net Assets	$269,243,872	$731,628,074	$55,894,504

Composition of Net Assets
Paid-in capital	$261,854,914	$733,971,551	$54,651,936
(Over)/Undistributed net investment income	(173,527)	(2,748)	(7,223)
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	1,453,869	(1,117,651)	(10,088)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	6,108,616	(1,223,078)	1,259,879
Net Assets	$269,243,872	$731,628,074	$55,894,504

Net Asset Value Per Share
Net assets	$269,243,872	$731,628,074	$55,894,504
Shares of beneficial interest outstanding	25,857,187	69,382,146	5,006,450
Net asset value per share	$10.41	$10.54	$11.16
Cost of Investments	$259,420,421	$723,401,175	$54,287,454

See Notes to Financial Statements.

128	Annual Report December 31, 2006

Westcore MIDCO Growth Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006

Investment Income
Dividends (Net of foreign withholding taxes of $285 for
the period ended December 31, 2006.)	$584,536	$1,122,461
Interest	196,597	343,395
Total Income	781,133	1,465,856

Expenses
Investment advisory fee	711,970	1,268,409
Administrative fee	217,310	507,848
Shareholder servicing reimbursement	57,382	39,271
Transfer agent fees	40,880	90,224
Fund accounting fees and expenses	37,427	60,058
Legal fees	4,410	9,866
Printing fees	31,536	37,417
Registration fees	13,884	24,569
Audit and tax preparation fees	17,615	16,262
Custodian fees	13,106	16,082
Insurance	4,240	9,593
Trustee fees and expenses	11,068	20,658
Shareholder meeting expenses	10,434	0
Chief compliance officer fee	5,385	11,855
Other	5,300	9,108
Total expenses before waivers	1,181,947	2,121,220
Expenses waived by:
Investment adviser	0	0
Administrator	0	0
Net Expenses	1,181,947	2,121,220
Net Investment (Loss)	(400,814)	(655,364)

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	18,170,419	20,086,331
Foreign currency transactions	0	0
Net realized gain	18,170,419	20,086,331
Net change in unrealized appreciation/(depreciation) on:
Investments	(718,713)	5,369,372
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	(718,713)	5,369,372
Net Realized And Unrealized Gain/(Loss)	17,451,706	25,455,703

Net Increase In Net Assets
Resulting From Operations	$17,050,892	$24,800,339

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Growth Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends (Net of foreign withholding taxes of $36 and
$25,629 for the period ended December 31, 2006
and the year ended May 31, 2006 respectively.)	$1,245,235	$1,862,574
Interest	187,007	122,034
Total Income	1,432,242	1,984,608

Expenses
Investment advisory fee	981,718	1,525,944
Administrative fee	299,124	606,464
Shareholder servicing reimbursement	127,070	88,888
Transfer agent fees	45,746	87,975
Fund accounting fees and expenses	51,143	71,892
Legal fees	6,638	12,335
Printing fees	56,764	43,493
Registration fees	16,964	29,584
Audit and tax preparation fees	18,615	10,640
Custodian fees	12,962	16,612
Insurance	5,738	11,190
Trustee fees and expenses	15,002	25,854
Shareholder meeting expenses	26,261	0
Chief compliance officer fee	7,407	14,293
Other	7,308	3,927
Total expenses before waivers	1,678,460	2,549,091
Expenses waived by:
Investment adviser	0	0
Administrator	0	0
Net Expenses	1,678,460	2,549,091
Net Investment (Loss)	(246,218)	(564,483)

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	1,298,478	370,713
Foreign currency transactions	0	0
Net realized gain	1,298,478	370,713
Net change in unrealized appreciation on:
Investments	13,730,203	14,921,019
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	13,730,203	14,921,019
Net Realized And Unrealized Gain/(Loss)	15,028,681	15,291,732

Net Increase In Net Assets
Resulting From Operations	$14,782,463	$14,727,249

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

130	Annual Report December 31, 2006

Westcore Select Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends	$45,824	$48,079
Interest	44,527	18,264
Total Income	90,351	66,343

Expenses
Investment advisory fee	56,290	61,270
Administrative fee	16,988	24,680
Shareholder servicing reimbursement	6,555	1,856
Transfer agent fees	10,484	18,804
Fund accounting fees and expenses	19,506	30,748
Legal fees	284	496
Printing fees	1,759	1,588
Registration fees	8,134	13,545
Audit and tax preparation fees	8,615	6,400
Custodian fees	996	2,985
Insurance	280	480
Trustee fees and expenses	724	997
Shareholder meeting expenses	2,044	0
Chief compliance officer fee	417	568
Other	343	510
Total expenses before waivers	133,419	164,927
Expenses waived by:
Investment adviser	(32,398)	(56,261)
Administrator	(1,398)	0
Net Expenses	99,623	108,666
Net Investment (Loss)	(9,272)	(42,323)

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	1,111,583	1,998,795
Foreign currency transactions	0	0
Net realized gain	1,111,583	1,998,795
Net change in unrealized appreciation/(depreciation) on:
Investments	369,509	(13,838)
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	369,509	(13,838)
Net Realized And Unrealized Gain/(Loss)	1,481,092	1,984,957

Net Increase In Net Assets
Resulting From Operations	$1,471,820	$1,942,634

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore International Frontier Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends (Net of foreign withholding taxes of $41,724
and $97,863 for the period ended December 31, 2006
and the year ended May 31, 2006 respectively.)	$341,447	$656,562
Interest	40,452	71,954
Total Income	381,899	728,516

Expenses
Investment advisory fee	250,443	332,771
Administrative fee	41,386	70,327
Shareholder servicing reimbursement	14,703	8,806
Transfer agent fees	12,542	21,448
Fund accounting fees and expenses	27,176	45,759
Legal fees	834	1,653
Printing fees	6,996	5,558
Registration fees	9,294	16,714
Audit and tax preparation fees	10,615	8,858
Custodian fees	88,710	31,021
Insurance	812	1,211
Trustee fees and expenses	2,112	3,471
Shareholder meeting expenses	3,549	0
Chief compliance officer fee	1,025	1,706
Other	640	892
Total expenses before waivers	470,837	550,195
Expenses waived by:
Investment adviser	(154,633)	(134,014)
Administrator	(4,150)	0
Net Expenses	312,054	416,181
Net Investment Income	69,845	312,335

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	4,036,731	2,937,494
Foreign currency transactions	1,142,979	23,960
Net realized gain	5,179,710	2,961,454
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,297,285)	2,335,689
Translation of assets and liabilities
denominated in foreign currencies	(982,181)	728,984

Net change	(2,279,466)	3,064,673
Net Realized And Unrealized Gain/(Loss)	2,900,244	6,026,127

Net Increase In Net Assets
Resulting From Operations	$2,970,089	$6,338,462

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

132	Annual Report December 31, 2006

Westcore Blue Chip Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends (Net of foreign withholding taxes of $1,737
and $9,735 for the period ended December 31, 2006
and the year ended May 31, 2006 respectively.)	$557,182	$937,864
Interest	34,575	37,209
Total Income	591,757	975,073

Expenses
Investment advisory fee	244,238	411,067
Administrative fee	74,500	165,202
Shareholder servicing reimbursement	9,886	3,168
Transfer agent fees	14,140	26,489
Fund accounting fees and expenses	19,954	31,987
Legal fees	1,500	3,196
Printing fees	10,364	9,960
Registration fees	9,172	16,881
Audit and tax preparation fees	12,115	11,405
Custodian fees	2,760	6,061
Insurance	1,450	3,183
Trustee fees and expenses	3,782	6,656
Shareholder meeting expenses	1,998	0
Chief compliance officer fee	1,845	3,835
Other	1,515	2,834
Total expenses before waivers	409,219	701,924
Expenses waived by:
Investment adviser	0	0
Administrator	0	0
Net Expenses	409,219	701,924
Net Investment Income	182,538	273,149

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	1,168,605	4,641,305
Foreign currency transactions	0	0
Net realized gain	1,168,605	4,641,305
Net change in unrealized appreciation on:
Investments	4,669,507	1,072,980
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	4,669,507	1,072,980
Net Realized And Unrealized Gain/(Loss)	5,838,112	5,714,285

Net Increase In Net Assets
Resulting From Operations	$6,020,650	$5,987,434

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore Mid-Cap Value Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends (Net of foreign withholding taxes of $1,747 and $7,475 for the period ended December 31, 2006
and the year ended May 31, 2006 respectively.)	$773,843	$754,588
Interest	74,536	76,517
Total Income	848,379	831,105

Expenses
Investment advisory fee	338,660	356,956
Administrative fee	89,345	119,824
Shareholder servicing reimbursement	29,977	17,548
Transfer agent fees	15,232	20,701
Fund accounting fees and expenses	20,506	32,102
Legal fees	1,756	2,808
Printing fees	14,554	9,512
Registration fees	9,818	16,122
Audit and tax preparation fees	12,115	7,649
Custodian fees	6,118	8,335
Insurance	1,692	1,952
Trustee fees and expenses	4,408	5,940
Shareholder meeting expenses	9,943	0
Chief compliance officer fee	2,210	2,921
Other	1,801	752
Total expenses before waivers	558,135	603,122
Expenses waived by:
Investment adviser	0	(8,037)
Administrator	0	0
Net Expenses	558,135	595,085
Net Investment Income	290,244	236,020

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	1,585,054	1,566,014
Foreign currency transactions	0	0
Net realized gain	1,585,054	1,566,014
Net change in unrealized appreciation on:
Investments	5,538,732	3,444,734
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	5,538,732	3,444,734
Net Realized And Unrealized Gain/(Loss)	7,123,786	5,010,748

Net Increase In Net Assets
Resulting From Operations	$7,414,030	$5,246,768

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

134	Annual Report December 31, 2006

Westcore Small-Cap Opportunity Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends	$110,646	$173,186
Interest	20,934	15,701
Total Income	131,580	188,887

Expenses
Investment advisory fee	128,611	197,047
Administrative fee	25,458	51,211
Shareholder servicing reimbursement	6,345	3,381
Transfer agent fees	13,146	25,629
Fund accounting fees and expenses	20,832	31,400
Legal fees	494	966
Printing fees	3,954	3,309
Registration fees	8,368	15,914
Audit and tax preparation fees	10,615	9,773
Custodian fees	1,806	5,100
Insurance	482	1,344
Trustee fees and expenses	1,254	2,385
Shareholder meeting expenses	1,849	0
Chief compliance officer fee	630	1,199
Other	265	992
Total expenses before waivers	224,109	349,650
Expenses waived by:
Investment adviser	(55,704)	(93,237)
Administrator	(1,711)	0
Net Expenses	166,694	256,413
Net Investment (Loss)	(35,114)	(67,526)

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	1,256,971	1,905,693
Foreign currency transactions	0	0
Net realized gain	1,256,971	1,905,693
Net change in unrealized appreciation on:
Investments	728,871	1,520,707
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	728,871	1, 520,707
Net Realized And Unrealized Gain/(Loss)	1,985,842	3,426,400

Net Increase In Net Assets
Resulting From Operations	$1,950,728	$3,358,874

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore Small-Cap Value Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends	$620,592	$703,664
Interest	59,974	48,738
Total Income	680,566	752,402

Expenses
Investment advisory fee	267,545	270,399
Administrative fee	52,805	67,956
Shareholder servicing reimbursement	20,571	9,558
Transfer agent fees	9,022	14,534
Fund accounting fees and expenses	19,684	32,163
Legal fees	1,012	1,755
Printing fees	7,504	5,263
Registration fees	9,202	15,728
Audit and tax preparation fees	10,615	6,885
Custodian fees	3,812	6,924
Insurance	960	1,131
Trustee fees and expenses	2,518	3,635
Shareholder meeting expenses	3,429	0
Chief compliance officer fee	1,304	1,323
Other	807	0
Total expenses before waivers	410,790	437,254
Expenses waived by:
Investment adviser	(61,138)	(85,581)
Administrator	(1,856)	0
Net Expenses	347,796	351,673
Net Investment Income (Loss)	332,770	400,729

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	510,725	141,520
Foreign currency transactions	0	0
Net realized gain	510,725	141,520
Net change in unrealized appreciation on:
Investments	6,107,065	2,654,352
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	6,107,065	2,654,352
Net Realized And Unrealized Gain/(Loss)	6,617,790	2,795,872

Net Increase In Net Assets
Resulting From Operations	$6,950,560	$3,196,601

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

136	Annual Report December 31, 2006

Westcore Flexible Income Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends (net of foreign withholding taxes of $13,220
and $18,274 for the period ended December 31, 2006
and the year ended May 31, 2006 respectively.)	$3,179,458	$4,215,353
Interest	6,845,684	10,117,372
Total Income	10,025,142	14,332,725

Expenses
Investment advisory fee	549,592	778,440
Administrative fee	240,960	454,255
Shareholder servicing reimbursement	108,167	60,103
Transfer agent fees	54,468	90,879
Fund accounting fees and expenses	53,500	78,843
Legal fees	4,558	8,063
Printing fees	35,676	42,955
Registration fees	22,356	29,481
Audit and tax preparation fees	48,115	9,668
Custodian fees	7,680	16,397
Insurance	4,378	8,845
Trustee fees and expenses	11,422	16,900
Shareholder meeting expenses	28,618	0
Chief compliance officer fee	5,948	10,396
Other	2,211	6,446
Total expenses before waivers	1,177,649	1,611,671
Expenses waived by:
Investment adviser	(131,288)	(144,537)
Administrator	(6,763)	0
Net Expenses	1,039,598	1,467,134
Net Investment Income	8,985,544	12,865,591

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	837,285	(1,441,397)
Foreign currency transactions	28,824	(10,494)
Net realized gain/(loss)	866,109	(1,451,891)
Net change in unrealized appreciation on:
Investments	10,011,783	(1,979,577)
Translation of assets and liabilities
denominated in foreign currencies	0	44,678
Net change	10,011,783	(1,934,899)
Net Realized And Unrealized Gain/(Loss)	10,877,892	(3,386,790)

Net Increase In Net Assets
Resulting From Operations	$19,863,436	$9,478,801

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore Plus Bond Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Dividends	$897,104	$1,382,983
Interest	19,648,609	20,275,332
Total Income	20,545,713	21,658,315

Expenses
Investment advisory fee	1,528,558	1,587,780
Administrative fee	670,540	896,076
Shareholder servicing reimbursement	248,049	119,390
Transfer agent fees	96,192	133,943
Fund accounting fees and expenses	137,039	134,494
Legal fees	12,836	20,558
Printing fees	99,616	84,863
Registration fees	23,924	37,573
Audit and tax preparation fees	20,615	13,556
Custodian fees	23,108	19,879
Insurance	12,310	15,736
Trustee fees and expenses	32,196	43,195
Shareholder meeting expenses	62,337	0
Chief compliance officer fee	16,560	22,067
Other	15,755	3,402
Total expenses before waivers	2,999,635	3,132,512
Expenses waived by:
Investment adviser	(1,073,721)	(1,188,668)
Administrator	(57,677)	0
Net Expenses	1,868,237	1,943,844
Net Investment Income	18,677,476	19,714,471

Realized and Unrealized Gain/(Loss)
Net realized (loss) from:
Investments	(650,701)	(111,528)
Foreign currency transactions	0	0
Net realized (loss)	(650,701)	(111,528)
Net change in unrealized appreciation on:
Investments	14,004,037	(15,917,548)
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	14,004,037	(15,917,548)
Net Realized And Unrealized Gain/(Loss)	13,353,336	(16,029,076)

Net Increase In Net Assets
Resulting From Operations	$32,030,812	$3,685,395

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements

138	Annual Report December 31, 2006

Westcore Colorado Tax-Exempt Fund

	For the Period
	June 1, 2006 to	Year Ended
	December 31, 2006(1)	May 31, 2006
Investment Income
Interest	1,473,077	2,571,960
Total Income	1,473,077	2,571,960

Expenses
Investment advisory fee	162,819	290,938
Administrative fee	64,613	153,096
Shareholder servicing reimbursement	20,918	14,805
Transfer agent fees	10,826	18,555
Fund accounting fees and expenses	29,174	47,647
Legal fees	1,314	2,734
Printing fees	10,874	9,099
Registration fees	1,316	2,746
Audit and tax preparation fees	12,115	11,354
Custodian fees	2,318	5,476
Insurance	1,258	3,073
Trustee fees and expenses	3,312	5,712
Shareholder meeting expenses	1,221	0
Chief compliance officer fee	1,602	3,502
Other	1,247	3,028
Total expenses before waivers	324,927	571,765
Expenses waived by:
Investment adviser	(107,876)	(193,154)
Administrator	(5,368)	0
Net Expenses	211,683	378,611
Net Investment Income	1,261,394	2,193,349

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	(9,004)	7,768
Foreign currency transactions	0	0
Net realized gain/(loss)	(9,004)	7,768
Net change in unrealized appreciation/(depreciation) on:
Investments	788,633	(1,644,064)
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	788,633	(1,644,064)
Net Realized And Unrealized Gain/(Loss)	779,629	(1,636,296)

Net Increase In Net Assets
Resulting From Operations	$2,041,023	$557,053

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore MIDCO Growth Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment (loss)	$(400,814)	$(655,364)	$(1,121,025)
Net realized gain from
investment transactions	18,170,419	20,086,331	9,912,887
Change in unrealized net appreciation
or depreciation of investments	(718,713)	5,369,372	(2,465,530)

Net increase in net assets
resulting from operations	17,050,892	24,800,339	6,326,332

Dividends and Distributions
From net investment income	0	0	0
From net realized gain from
investment transactions	(28,313,469)	(424,049)	0

Decrease in net assets from dividends
and distributions	(28,313,469)	(424,049)	0

Beneficial Interest Transactions (Note 2)
Shares sold	7,983,322	38,456,076	40,080,949
Shares issued in reinvestment of dividends
and distributions	26,372,693	397,781	0
	34,356,015	38,853,857	40,080,949
Shares redeemed	(32,645,194)	(52,673,277)	(43,488,962)

Net increase/(decrease) from beneficial
interest transactions	1,710,821	(13,819,420)	(3,408,013)

Redemption fees	1,431	5,129	7,801

Net Increase/(Decrease) In Net Assets	(9,550,325)	10,561,999	2,926,120

Net Assets:
Beginning of period	193,647,181	183,085,182	180,159,062

End of period (Including (over)distributed
net investment income of ($377,541), ($368,730)
and ($352,376), for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$184,096,856	$193,647,181	$183,085,182

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

140	Annual Report December 31, 2006

Westcore Growth Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment income/(loss)	$(246,218)	$(564,483)	$154,802
Net realized gain from
investment transactions	1,298,478	370,713	2,331,792
Change in unrealized net appreciation
or depreciation of investments	13,730,203	14,921,019	8,429,646

Net increase in net assets
resulting from operations	14,782,463	14,727,249	10,916,240

Dividends and Distributions
From net investment income	0	(56,298)	(103,575)
From net realized gain from
investment transactions	(121,011)	(1,094,193)	(2,212,450)

Decrease in net assets from dividends
and distributions	(121,011)	(1,150,491)	(2,316,025)

Beneficial Interest Transactions (Note 2)
Shares sold	52,426,930	104,649,686	108,054,079
Shares issued in reinvestment of dividends
and distributions	114,883	1,099,948	2,204,638
	52,541,813	105,749,634	110,258,717
Shares redeemed	(48,527,170)	(43,706,125)	(21,180,083)

Net increase from beneficial
interest transactions	4,014,643	62,043,509	89,078,634

Redemption fees	16,036	24,886	6,067

Net Increase In Net Assets	18,692,131	75,645,153	97,684,916

Net Assets:
Beginning of period	255,343,232	179,698,079	82,013,163

End of period (Including (over)/undistributed
net investment income of ($20,452), ($19,930)
and $39,431, for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$274,035,363	$255,343,232	$179,698,079

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Select Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment(loss)	$(9,272)	$(42,323)	$(59,992)
Net realized gain from
investment transactions	1,111,583	1,998,795	720,957
Change in unrealized net appreciation
or depreciation of investments	369,509	(13,838)	(204,209)

Net increase in net assets
resulting from operations	1,471,820	1,942,634	456,756

Dividends and Distributions
From net investment income	0	0	0
From net realized gain from
investment transactions	0	0	0

Decrease in net assets from dividends
and distributions	0	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	13,664,336	1,337,314	3,430,409
Shares issued in reinvestment of dividends
and distributions	0	0	0
	13,664,336	1,337,314	3,430,409
Shares redeemed	(1,676,092)	(2,962,024)	(2,239,745)

Net increase/(decrease) from beneficial
interest transactions	11,988,244	(1,624,710)	1,190,664

Redemption fees	3,994	1,209	144

Net Increase In Net Assets	13,464,058	319,133	1,647,564

Net Assets:
Beginning of period	9,498,528	9,179,395	7,531,831

End of period (Including (over)distributed
net investment income of ($6,821), ($6,622)
and ($6,193), for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$22,962,586	$9,498,528	$9,179,395

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

142	Annual Report December 31, 2006

Westcore International Frontier Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment income	$69,845	$312,335	$61,063
Net realized gain from
investment transactions	5,179,710	2,961,454	318,730
Change in unrealized net appreciation
or depreciation of investments	(2,279,466)	3,064,673	484,676

Net increase in net assets
resulting from operations	2,970,089	6,338,462	864,469

Dividends and Distributions
From net investment income	(306,546)	0	(21,912)
From net realized gain from
investment transactions	0	(64,646)	0

Decrease in net assets from dividends
and distributions	(306,546)	(64,646)	(21,912)

Beneficial Interest Transactions (Note 2)
Shares sold	5,496,915	17,205,815	14,097,199
Shares issued in reinvestment of dividends
and distributions	250,512	56,205	20,342
	5,747,427	17,262,020	14,117,541
Shares redeemed	(9,302,671)	(8,421,063)	(7,490,056)

Net increase/(decrease) from beneficial
interest transactions	(3,555,244)	8,840,957	6,627,485

Redemption fees	3,758	5,521	5,748

Net Increase/(Decrease) In Net Assets	(887,943)	15,120,294	7,475,790

Net Assets:
Beginning of period	36,516,926	21,396,632	13,920,842

End of period (Including undistributed
net investment income of $71,420, $297,040
and $59,506, for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$35,628,983	$36,516,926	$21,396,632

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore Blue Chip Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment income	$182,538	$273,149	$274,906
Net realized gain from
investment transactions	1,168,605	4,641,305	3,613,485
Change in unrealized net appreciation
or depreciation of investments	4,669,507	1,072,980	5,675,264

Net increase in net assets
resulting from operations	6,020,650	5,987,434	9,563,655

Dividends and Distributions
From net investment income	(379,989)	(300,005)	0
From net realized gain from
investment transactions	(3,266,717)	(4,500,076)	0

Decrease in net assets from dividends
and distributions	(3,646,706)	(4,800,081)	0

Beneficial Interest Transactions (Note 2)
Shares sold	2,626,193	6,309,961	779,481
Shares issued in connection with acquisition
of Aristata Equity Fund	0	0	28,569,298
Shares issued in reinvestment of dividends
and distributions	3,493,547	4,568,726	0
	6,119,740	10,878,687	29,348,779
Shares redeemed	(5,868,934)	(11,411,228)	(9,232,818)

Net increase/(decrease) from beneficial
interest transactions	250,806	(532,541)	20,115,961

Redemption fees	1,495	2,273	85

Net Increase In Net Assets	2,626,245	657,085	29,679,701

Net Assets:
Beginning of period	63,775,289	63,118,204	33,438,503

End of period (Including undistributed
net investment income of $11,204, $208,655
and $235,511, for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$66,401,534	$63,775,289	$63,118,204

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

144	Annual Report December 31, 2006

Westcore Mid-Cap Value Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment income	$290,244	$236,020	$60,194
Net realized gain from
investment transactions	1,585,054	1,566,014	1,746,228
Change in unrealized net appreciation
or depreciation of investments	5,538,732	3,444,734	2,184,317

Net increase in net assets
resulting from operations	7,414,030	5,246,768	3,990,739

Dividends and Distributions
From net investment income	(400,024)	(100,176)	0
From net realized gain from
investment transactions	(1,100,587)	(2,945,774)	(970,000)

Decrease in net assets from dividends
and distributions	(1,500,611)	(3,045,950)	(970,000)

Beneficial Interest Transactions (Note 2)
Shares sold	19,241,711	43,777,131	11,855,338
Shares issued in reinvestment of dividends
and distributions	1,318,258	2,555,799	906,729
	20,559,969	46,332,930	12,762,067
Shares redeemed	(9,949,343)	(8,236,566)	(2,617,587)

Net increase from beneficial
interest transactions	10,610,626	38,096,364	10,144,480

Redemption fees	6,747	9,838	82

Net Increase In Net Assets	16,530,792	40,307,020	13,165,301

Net Assets:
Beginning of period	71,040,185	30,733,165	17,567,864

End of period (Including (over)/undistributed
net investment income of ($2,812), $138,708
and $49,091, for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$87,570,977	$71,040,185	$30,733,165

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements,

1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore Small-Cap Opportunity Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Operations
Net investment (loss)	$(35,114)	$(67,526)	$(146,325)
Net realized gain from
investment transactions	1,256,971	1,905,693	2,460,895
Net realized gain from
in-kind redemption	0	0	2,465,135
Change in unrealized net appreciation
or depreciation of investments	728,871	1,520,707	(2,109,235)

Net increase in net assets
resulting from operations	1,950,728	3,358,874	2,670,470

Dividends and Distributions
From net investment income	0	0	0
From net realized gain from
investment transactions	(2,002,753)	(2,540,489)	(800,000)

Decrease in net assets from dividends
and distributions	(2,002,753)	(2,540,489)	(800,000)

Beneficial Interest Transactions (Note 2)
Shares sold	4,424,255	6,608,896	10,585,956
Shares issued in reinvestment of dividends
and distributions	1,975,558	2,511,882	770,651
	6,399,813	9,120,778	11,356,607
Shares redeemed	(2,806,008)	(7,860,433)	(28,873,656)

Net increase/(decrease) from beneficial
interest transactions	3,593,805	1,260,345	(17,517,049)

Redemption fees	297	122	1,268

Net Increase/(Decrease) In Net Assets	3,542,077	2,078,852	(15,645,311)

Net Assets:
Beginning of period	20,473,272	18,394,420	34,039,731

End of period (Including (over)distributed
net investment income of ($33,353), ($32,439)
and ($29,038) for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$24,015,349	$20,473,272	$18,394,420

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

146	Annual Report December 31, 2006

Westcore Small-Cap Value Fund

For the Period
June 1, 2006 to		Year Ended	Year Ended
December 31, 2006		May 31, 2006	May 31, 2005
Operations
Net investment income	$332,770	$400,729	$41,143
Net realized gain from
investment transactions	510,725	141,520	(1,526)
Change in unrealized net appreciation
or depreciation of investments	6,107,065	2,654,352	(45,294)

Net increase in net assets
resulting from operations	6,950,560	3,196,601	(5,677)

Dividends and Distributions
From net investment income	(420,110)	(259,929)	0
From net realized gain from
investment transactions	(17,580)	(158,936)	0

Decrease in net assets from dividends
and distributions	(437,690)	(418,865)	0

Beneficial Interest Transactions (Note 2)
Shares sold	19,261,993	22,565,422	16,467,896
Shares issued in reinvestment of dividends
and distributions	407,950	396,136	0
	19,669,943	22,961,558	16,467,896
Shares redeemed	(5,640,818)	(3,975,101)	(530,349)

Net increase from beneficial
interest transactions	14,029,125	18,986,457	15,937,547

Redemption fees	4,540	582	158

Net Increase In Net Assets	20,546,535	21,764,775	15,932,028

Net Assets:
Beginning of period	37,796,803	16,032,028	100,000

End of period (Including undistributed
net investment income of $16,142, $128,618
and $40,761 for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$58,343,338	$37,796,803	$16,032,028

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Flexible Income Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment income	$8,985,544	$12,865,591	$8,187,966
Net realized gain/(loss) from
investment transactions	866,109	(1,451,891)	(173,324)
Change in unrealized net appreciation
or depreciation of investments	10,011,783	(1,934,899)	(987,900)

Net increase in net assets
resulting from operations	19,863,436	9,478,801	7,026,742

Dividends and Distributions
From net investment income	(8,331,028)	(11,898,362)	(7,563,511)
From net realized gain from
investment transactions	0	0	0

Decrease in net assets from dividends
and distributions	(8,331,028)	(11,898,362)	(7,563,511)

Beneficial Interest Transactions (Note 2)
Shares sold	105,510,952	77,368,215	130,649,643
Shares issued in reinvestment of dividends
and distributions	7,991,067	11,343,256	7,047,368
	113,502,019	88,711,471	137,697,011
Shares redeemed	(26,929,422)	(78,382,266)	(35,345,399)

Net increase from beneficial
interest transactions	86,572,597	10,329,205	102,351,612

Redemption fees	23,256	47,992	40,857

Net Increase In Net Assets	98,128,261	7,957,636	101,855,700

Net Assets:
Beginning of period	171,115,611	163,157,975	61,302,275

End of period (Including undistributed
net investment income of $(173,527), $17,464
and $52,582 for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$269,243,872	$171,115,611	$163,157,975

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

148	Annual Report December 31, 2006

Westcore Plus Bond Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006	May 31, 2006	May 31, 2005
Operations
Net investment income	$18,677,476	$19,714,471	$8,469,875
Net realized(loss) from
investment transactions	(650,701)	(111,528)	(282,726)
Change in unrealized net appreciation
or depreciation of investments	14,004,037	(15,917,548)	962,997

Net increase/(decrease) in net assets
resulting from operations	32,030,812	3,685,395	9,150,146

Dividends and Distributions
From net investment income	(18,313,453)	(19,686,599)	(8,246,286)
From net realized gain from
investment transactions	0	(32,175)	(979,039)

Decrease in net assets from dividends
and distributions	(18,313,453)	(19,718,774)	(9,225,325)

Beneficial Interest Transactions (Note 2)
Shares sold	310,512,333	335,321,578	145,420,368
Capital contribution from in-kind transfer	0	0	5,689,168
Shares issued in connection with acquisition
of Aristata Quality Bond	0	0	10,600,469
Shares issued in reinvestment of dividends
and distributions	15,847,433	17,358,100	8,551,713
	326,359,766	352,679,678	170,261,718
Shares redeemed	(69,005,802)	(102,838,846)	(30,304,330)

Net increase from beneficial
interest transactions	257,353,964	249,840,832	139,957,388

Redemption fees	47,455	92,518	21,495

Net Increase In Net Assets	271,118,778	233,899,971	139,903,704

Net Assets:
Beginning of period	460,509,296	226,609,325	86,705,621

End of period (Including (over)/undistributed
net investment income of ($2,748), ($146,535)
and $51,888 for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$731,628,074	$460,509,296	$226,609,325

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore Colorado Tax-Exempt Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Operations
Net investment income	$1,261,394	$2,193,349	$2,061,925
Net realized gain/(loss) from
investment transactions	(9,004)	7,768	639,536
Change in unrealized net appreciation
or depreciation of investments	788,633	(1,644,064)	255,194

Net increase in net assets
resulting from operations	2,041,023	557,053	2,956,655

Dividends and Distributions
From net investment income	(1,253,946)	(2,195,840)	(2,066,589)
From net realized gain from
investment transactions	0	0	0

Decrease in net assets from dividends
and distributions	(1,253,946)	(2,195,840)	(2,066,589)

Beneficial Interest Transactions (Note 2)

Shares sold	4,309,157	12,372,793	10,093,135
Shares issued in connection with acquisition
of Aristata Colorado Quality Tax-Exempt	0	0	9,926,142
Shares issued in reinvestment of dividends
and distributions	1,024,900	1,838,004	1,721,037
	5,334,057	14,210,797	21,740,314
Shares redeemed	(5,755,882)	(16,391,190)	(13,511,864)

Net increase/(decrease) from beneficial
interest transactions	(421,825)	(2,180,393)	8,228,450

Redemption fees	421	1,953	398

Net Increase/(Decrease) In Net Assets	365,673	(3,817,227)	9,118,914

Net Assets:
Beginning of period	55,528,831	59,346,058	50,227,144

End of period (Including (over)distributed
net investment income of ($7,223), ($14,671)
and ($12,180) for the period ended December
31, 2006, the year ended May 31, 2006 and the
year ended May 31, 2005, respectively)	$55,894,504	$55,528,831	$59,346,058

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

150	Annual Report December 31, 2006

This Page Intentionally Left Blank

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006(1)		2006
Net asset value – beginning of the period	$7.99		$7.03
Income from investment operations
Net investment income/(loss)	(0.00)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.78		1.01
Total income/(loss) from investment operations	0.78		0.98

Distributions
Dividends from net investment income	(0.00)		(0.00)
Distributions from net realized gain on investments	(1.32)		(0.02)
Total distributions	(1.32)		(0.02)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00) (2)
Net asset value – end of period	$7.45		$7.99
Total return	9.63%	(3)	13.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$184,097		$193,647
Ratio of expenses to average net assets	1.08%	(4)	1.09%
Ratio of expenses to average net assets without fee waivers	1.08%	(4)	1.09%
Ratio of net investment income/(loss) to average net assets	(0.37)%	(4)	(0.34)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.37)%	(4)	(0.34)%
Portfolio turnover rate(5)	76.44%		126.52%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $138,428,896 and
$151,034,695, respectively.

See Notes to Financial Statements.

152	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended	Year Ended
May 31,		May 31,	May 31,	May 31,
2005		2004	2003	2002
$6.79		$5.69	$5.81	$5.97

(0.04)		(0.03)	(0.02)	(0.05)
0.28		1.13	(0.10)	(0.11)
0.24		1.10	(0.12)	(0.16)

(0.00)		(0.00)	(0.00)	(0.00)
(0.00)		(0.00)	(0.00)	(0.00)
(0.00)		(0.00)	(0.00)	(0.00)
(0.00)	(2)	-	-	-
$7.03		$6.79	$5.69	$5.81
3.53%		19.33%	(2.07)%	(2.68)%

$183,085		$180,159	$124,309	$114,450
1.11%		1.14%	1.15%	1.15%
1.11%		1.18%	1.41%	1.33%
(0.62)%		(0.62)%	(0.57)%	(0.75)%

(0.62)%		(0.66)%	(0.83)%	(0.92)%
83.60%		53.11%	49.48%	67.04%

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006(1)		2006
Net asset value – beginning of the period	$12.58		$11.74

Income from investment operations
Net investment income/(loss)	(0.00)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.74		0.93
Total income/(loss) from investment operations	0.74		0.90

Distributions
Dividends from net investment income	(0.00)		(0.00) (2)
Distributions from net realized gain on investments	(0.01)		(0.06)
Total distributions	(0.01)		(0.06)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00) (2)
Net asset value – end of period	$13.31		$12.58
Total return	5.85%	(3)	7.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$274,035		$255,343
Ratio of expenses to average net assets	1.11%	(4)	1.08%
Ratio of expenses to average net assets without fee waivers	1.11%	(4)	1.08%
Ratio of net investment income/(loss) to average net assets	(0.16)%	(4)	(0.24)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.16)%	(4)	(0.24)%
Portfolio turnover rate(5)	87.11%		111.44%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $227,077,048 and $221,418,540, respectively.

See Notes to Financial Statements.

154	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended	Year Ended
May 31,		May 31,	May 31,	May 31,
2005		2004	2003	2002
$11.01		$9.25	$10.48	$12.14

0.01		(0.02)	(0.01)	(0.03)
0.94		1.78	(1.22)	(1.53)
0.95		1.76	(1.23)	(1.56)

(0.01)		(0.00)	(0.00)	(0.00)
(0.21)		(0.00)	(0.00)	(0.10)
(0.22)		(0.00)	(0.00)	(0.10)
(0.00)	(2)	-	-	-
$11.74		$11.01	$9.25	$10.48
8.61%		19.03%	(11.74)%	(12.86)%

$179,698		$82,013	$32,864	$25,827
1.13%		1.15%	1.15%	1.15%
1.13%		1.26%	1.52%	1.61%
0.13%		(0.26)%	(0.17)%	(0.38)%

0.13%		(0.37)%	(0.54)%	(0.85)%
113.23%		48.66%	41.19%	49.09%

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 2006 (1)		2006
Net asset value – beginning of the period	$15.04		$12.23

Income from investment operations
Net investment income/(loss)	0.01	(2)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.61		2.88
Total income/(loss) from investment operations	1.62		2.81

Distributions
Dividends from net investment income	(0.00)		(0.00)
Distributions from net realized gain on investments	(0.00)		(0.00)
Total distributions	(0.00)		(0.00)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00)	(2)
Net asset value – end of period	$16.66		$15.04
Total return	10.77%	(3)	22.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,963		$9,499
Ratio of expenses to average net assets	1.15%	(4)	1.15%
Ratio of expenses to average net assets without fee waivers	1.53%	(4)	1.75%
Ratio of net investment income/(loss) to average net assets	(0.11)%	(4)	(0.45)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.50)%	(4)	(1.05)%
Portfolio turnover rate(5)	65.46%		148.48%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $20,822,487 and $9,053,707, respectively.

See Notes to Financial Statements.

156	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended	Year Ended
May 31,		May 31,	May 31,	May 31,
2005		2004	2003	2002
$11.46		$9.46	$11.43	$12.73

(0.08)		(0.08)	(0.08)	(0.09)
0.85		2.08	(1.89)	(1.21)
0.77		2.00	(1.97)	(1.30)

(0.00)		(0.00)	(0.00)	(0.00)
(0.00)		(0.00)	(0.00)	(0.00)
(0.00)		(0.00)	(0.00)	(0.00)
(0.00)	(2)	-	-	-
$12.23		$11.46	$9.46	$11.43
6.72%		21.14%	(17.24)%	(10.21)%

$9,179		$7,532	$7,323	$14,871
1.15%		1.15%	1.15%	1.15%
1.83%		2.08%	2.19%	1.59%
(0.72)%		(0.68)%	(0.59)%	(0.47)%

(1.40)%		(1.61)%	(1.63)%	(0.91)%
107.49%		80.76%	105.70%	1152.79%

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006 (1)		2006
Net asset value – beginning of the period	$13.40		$10.43

Income from investment operations
Net investment income/(loss)	0.04		0.11
Net realized and unrealized gain/(loss) on investments	1.07		2.89
Total income/(loss) from investment operations	1.11		3.00

Distributions
Dividends from net investment income	(0.12)		(0.00)
Distributions from net realized gain on investments	(0.00)		(0.03)
Total distributions	(0.12)		(0.03)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00)	(2)
Net asset value – end of period	$14.39		$13.40
Total return	8.33%	(3)	28.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,629		$36,517
Ratio of expenses to average net assets	1.50%	(4)	1.50%
Ratio of expenses to average net assets without fee waivers	2.26%	(4)	1.98%
Ratio of net investment income/(loss) to average net assets	0.33%	(4)	1.12%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.43)%	(4)	0.64%
Portfolio turnover rate(5)	92.65%		38.39%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $31,825,249 and $35,362,051 respectively.

See Notes to Financial Statements.

158	Annual Report December 31, 2006

Year Ended		Year Ended		Year Ended	Year Ended
May 31,		May 31,		May 31,	May 31,
2005		2004		2003	2002
$9.97		$7.38		$7.49	$8.69

0.03		0.02		0.01	(0.11)
0.44		2.57		(0.12)	(1.09)
0.47		2.59		(0.11)	(1.20)

(0.01)		(0.00)	(2)	(0.00)	(0.00)
(0.00)		(0.00)		(0.00)	(0.00)
(0.01)		(0.00)		(0.00)	(0.00)
(0.00)	(2)	-		-	-
$10.43		$9.97		$7.38	$7.49
4.73%		35.16%		(1.47)%	(13.91)%

$21,397		$13,921		$9,982	$11,673
1.50%		1.50%		1.50%	1.50%
2.12%		2.39%		3.27%	2.35%
0.31%		0.21%		0.28%	(0.75)%

(0.31)%		(0.68)%		(1.49)%	(1.60)%
51.95%		63.47%		42.73%	114.55%

1-800-392-CORE (2673) ■ www.westcore.com	159

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006 (1)		2006
Net asset value – beginning of the period	$13.24		$13.02

Income from investment operations
Net investment income/(loss)	0.04		0.06
Net realized and unrealized gain/(loss) on investments	1.24		1.24
Total income/(loss) from investment operations	1.28		1.30

Distributions
Dividends from net investment income	(0.08)		(0.07)
Distributions from net realized gain on investments	(0.71)		(1.01)
Total distributions	(0.79)		(1.08)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00)	(2)
Net asset value – end of period	$13.73		$13.24
Total return	9.65%	(3)	10.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,402		$63,775
Ratio of expenses to average net assets	1.09%	(4)	1.11%
Ratio of expenses to average net assets without fee waivers	1.09%	(4)	1.11%
Ratio of net investment income/(loss) to average net assets	0.49%	(4)	0.43%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.49%	(4)	0.43%
Portfolio turnover rate(5)	27.88%		49.55%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $17,606,737 and $19,920,979, respectively.

See Notes to Financial Statements.

160	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended	Year Ended
May 31,		May 31,	May 31,	May 31,
2005		2004	2003	2002
$11.62		$9.79	$11.28	$13.65

0.06		0.01	0.04	0.03
1.34		1.83	(1.47)	(1.57)
1.40		1.84	(1.43)	(1.54)

(0.00)		(0.01)	(0.06)	(0.03)
(0.00)		(0.00)	(0.00)	(0.80)
(0.00)		(0.01)	(0.06)	(0.83)
(0.00)	(2)	-	-	-
$13.02		$11.62	$9.79	$11.28
12.05%		18.83%	(12.63)%	(11.33)%

$63,118		$33,439	$30,782	$42,612
1.15%		1.15%	1.15%	1.15%
1.26%		1.34%	1.52%	1.33%
0.57%		0.07%	0.47%	1.23%

0.46%		(0.12)%	0.10%	0.05%
58.40%		56.46%	49.12%	50.17%

1-800-392-CORE (2673) ■ www.westcore.com	161

Westcore Mid-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006 (1)		2006
Net asset value – beginning of the period	$18.96		$17.54

Income from investment operations
Net investment income/(loss)	0.06		0.06
Net realized and unrealized gain/(loss) on investments	1.82		2.63
Total income/(loss) from investment operations	1.88		2.69

Distributions
Dividends from net investment income	(0.10)		(0.04)
Distributions from net realized gain on investments	(0.26)		(1.23)
Total distributions	(0.36)		(1.27)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00)	(2)
Net asset value – end of period	$20.48		$18.96
Total return	9.90%	(3)	15.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$87,571		$71,040
Ratio of expenses to average net assets	1.23%	(4)	1.25%
Ratio of expenses to average net assets without fee waivers	1.23%	(4)	1.26%
Ratio of net investment income/(loss) to average net assets	0.64%	(4)	0.49%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.64%	(4)	0.48%
Portfolio turnover rate(5)	32.79%		49.24%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $35,220,169 and $24,823,323, respectively.

See Notes to Financial Statements.

162	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended		Year Ended
May 31,		May 31,	May 31,		May 31,
2005		2004	2003		2002
$15.28		$11.95	$13.26		$15.25

0.03		(0.02)	0.00	(2)	0.01
3.00		3.35	(1.31)		(0.94)
3.03		3.33	(1.31)		(0.93)

(0.00)		(0.00)(2)	(0.00)(2)		(0.00)
(0.77)		(0.00)	(0.00)		(1.06)
(0.77)		(0.00)	(0.00)		(1.06)
(0.00)	(2)	-	-		-
$17.54		$15.28	$11.95		$13.26
20.02%		27.87%	(9.85)%		(5.92)%

$30,733		$17,568	$10,635		$9,279
1.25%		1.25%	1.25%		1.25%
1.45%		1.66%	2.26%		2.75%
0.26%		(0.12)%	0.03%		(0.14)%

0.07%		(0.53)%	(0.98)%		(1.65)%
63.31%		71.05%	50.36%		67.11%

1-800-392-CORE (2673) ■ www.westcore.com	163

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006 (1)		2006
Net asset value – beginning of the period	$36.24		$34.96

Income from investment operations
Net investment income/(loss)	0.01		(0.12)
Net realized and unrealized gain/(loss) on investments	3.23		6.48
Total income/(loss) from investment operations	3.24		6.36

Distributions
Dividends from net investment income	(0.00)		(0.00)
Distributions from net realized gain on investments	(3.26)		(5.08)
Total distributions	(3.26)		(5.08)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00)	(2)
Net asset value – end of period	$36.22		$36.24
Total return	8.86%	(3)	19.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,015		$20,473
Ratio of expenses to average net assets	1.30%	(4)	1.30%
Ratio of expenses to average net assets without fee waivers	1.73%	(4)	1.77%
Ratio of net investment income/(loss) to average net assets	(0.27)%	(4)	(0.34)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.72)%	(4)	(0.81)%
Portfolio turnover rate(5)	32.09%		75.44%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $8,624,516 and $6,870,230, respectively.

See Notes to Financial Statements.

164	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended	Year Ended
May 31,		May 31,	May 31,	May 31,
2005		2004	2003	2002
$32.71		$24.21	$27.47	$26.11

(0.30)		(0.20)	(0.06)	(0.03)
3.74		8.70	(3.20)	1.39
3.44		8.50	(3.26)	1.36

(0.00)		(0.00)	(0.00)	(0.00)
(1.19)		(0.00)	(0.00)	(0.00)
(1.19)		(0.00)	(0.00)	(0.00)
(0.00)	(2)	-	-	-
$34.96		$32.71	$24.21	$27.47
10.33%		35.11%	(11.87)%	5.21%

$18,394		$34,040	$26,899	$40,030
1.30%		1.30%	1.30%	1.30%
1.69%		1.73%	1.96%	1.75%
(0.55)%		(0.65)%	(0.25)%	(0.11)%

(0.94)%		(1.08)%	(0.91)%	(0.57)%
70.18%		110.33%	38.79%	76.61%

1-800-392-CORE (2673) ■ www.westcore.com	165

Westcore Small-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period
	June 1, 2006 to
	December 31, 2006 (1)
Net asset value – beginning of the period	$11.10

Income from investment operations
Net investment income/(loss)	0.06
Net realized and unrealized gain/(loss) on investments	1.62
Total income/(loss) from investment operations	1.68

Dividends and Distributions
Dividends from net investment income	(0.09)
Distributions from net realized gain on investments	(0.00)
Total distributions	(0.09)
Paid in-capital from redemption fees	(0.00)	(2)
Net asset value – end of period	$12.69
Total return	15.19%	(3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$58,343
Ratio of expenses to average net assets	1.30%	(4)
Ratio of expenses to average net assets without fee waivers	1.53%	(4)
Ratio of net investment income/(loss) to average net assets	1.24%	(4)
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.01%	(4)
Portfolio turnover rate(5)	18.65%

(1)The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $21,704,335 and $8,326,017, respectively.

See Notes to Financial Statements.

166	Annual Report December 31, 2006

		For the Period
Year Ended		December 13, 2004
May 31,		(inception) to
2006		31, 2005
$9.80		$10.00

0.14		0.03
1.34		(0.23)
1.48		(0.20)

(0.11)		(0.00)
(0.07)		(0.00)
(0.18)		(0.00)
(0.00)	(2)	(0.00)	(2)
$11.10		$9.80
15.22%		(2.00)%	(3)

$37,797		$16,032
1.30%		1.30%	(4)
1.61%		2.94%	(4)
1.47%		1.33%	(4)

1.16%		(0.31)%	(4)
42.54%		27.42%

1-800-392-CORE (2673) ■ www.westcore.com	167

Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period	Year Ended
	June 1, 2006 to	May 31,
	December 31, 2006 (1)	2006
Net asset value – beginning of the period	$9.86		$9.97

Income from investment operations
Net investment income/(loss)	0.39		0.74
Net realized and unrealized gain/(loss) on investments	0.56		(0.17)
Total income/(loss) from investment operations	0.95		0.57

Distributions
Dividends from net investment income	(0.40)		(0.68)
Distributions from net realized gain on investments	(0.00)		(0.00)
Tax return of capital	(0.00)		(0.00)
Total distributions	(0.40)		(0.68)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00)	(2)
Net asset value – end of period	$10.41		$9.86
Total return	9.80%	(3)	5.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$269,243		$171,116
Ratio of expenses to average net assets	0.85%	(4)	0.85%
Ratio of expenses to average net assets without fee waivers	0.96%	(4)	0.93%
Ratio of net investment income/(loss) to average net assets	7.34%	(4)	7.44%
Ratio of net investment income/(loss) to average net assets
without fee waivers	7.23%	(4)	7.36%
Portfolio turnover rate(5)	15.20%		25.48%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $80,885,466 and $28,158,415, respectively.

See Notes to Financial Statements.

168	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended	Year Ended
May 31,		May 31,	May 31,	May 31,
2005		2004	2003	2002
$9.76		$9.19	$9.48	$9.64

0.71		0.69	0.75	0.75
0.17		0.54	(0.29)	(0.16)
0.88		1.23	0.46	0.59

(0.67)		(0.66)	(0.71)	(0.75)
(0.00)		(0.00)	(0.00)	(0.00)
-		(0.00)	(0.04)	(0.00)
(0.67)		(0.66)	(0.75)	(0.75)
(0.00)	(2)	-	-	-
$9.97		$9.76	$9.19	$9.48
9.15%		13.57%	5.71%	6.40%

$163,158		$61,302	$9,726	$10,322
0.85%		0.85%	0.85%	0.85%
0.97%		1.06%	2.06%	1.77%
7.12%		7.12%	7.92%	7.96%

7.00%		6.91%	6.71%	7.04%
22.04%		37.03%	37.01%	48.07%

1-800-392-CORE (2673) ■ www.westcore.com	169

Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006 (1)		2006
Net asset value – beginning of the period	$10.28		$10.70

Income from investment operations
Net investment income/(loss)	0.33		0.57
Net realized and unrealized gain/(loss) on investments	0.25		(0.41)
Total income/(loss) from investment operations	0.58		0.16

Distributions
Dividends from net investment income	(0.32)		(0.58)
Distributions from net realized gain on investments	(0.00)		(0.00) (2)
Tax return of capital	(0.00)		(0.00)
Total distributions	(0.32)		(0.58)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00) (2)
Net asset value – end of period	$10.54		$10.28
Total return	5.75%	(3)	1.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$731,616		$460,509
Ratio of expenses to average net assets	0.55%	(4)	0.55%
Ratio of expenses to average net assets without fee waivers	0.86%	(4)	0.89%
Ratio of net investment income/(loss) to average net assets	5.49%	(4)	5.58%
Ratio of net investment income/(loss) to average net assets
without fee waivers	5.17%	(4)	5.24%
Portfolio turnover rate(5)	11.46%		32.35%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $304,565,938 and $62,963,516, respectively.

See Notes to Financial Statements.

170	Annual Report December 31, 2006

Year Ended		Year Ended	Year Ended	Year Ended
May 31,		May 31,	May 31,	May 31,
2005		2004	2003	2002
$10.62		$10.67	$10.34	$10.37

0.59		0.62	0.71	0.66
0.14		(0.05)	0.33	(0.03)
0.73		0.57	1.04	0.63

(0.58)		(0.60)	(0.68)	(0.66)
(0.07)		(0.02)	(0.00)	(0.00)
-		(0.00)	(0.03)	(0.00)
(0.65)		(0.62)	(0.71)	(0.66)
0.00	(2)	-	-	-
$10.70		$10.62	$10.67	$10.34
6.97%		5.52%	10.52%	6.24%

$226,609		$86,705	$52,727	$54,060
0.55%		0.55%	0.55%	0.55%
1.00%		1.03%	1.14%	1.07%
5.61%		5.79%	6.38%	6.34%

5.16%		5.31%	5.79%	5.82%
30.87%		50.32%	62.10%	60.19%

1-800-392-CORE (2673) ■ www.westcore.com	171

Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the Period		Year Ended
	June 1, 2006 to		May 31,
	December 31, 2006 (1)		2006
Net asset value – beginning of the period	$11.00		$11.32

Income from investment operations
Net investment income/(loss)	0.25		0.42
Net realized and unrealized gain/(loss) on investments	0.16		(0.32)
Total income/(loss) from investment operations	0.41		0.10

Distributions
Dividends from net investment income	(0.25)		(0.42)
Distributions from net realized gain on investments	0.00		(0.00)
Total distributions	(0.25)		(0.42)
Paid in-capital from redemption fees	(0.00)	(2)	(0.00)
Net asset value – end of period	$11.16		$11.00
Total return	3.77%	(3)	0.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,895		$55,529
Ratio of expenses to average net assets	0.65%	(4)	0.65%
Ratio of expenses to average net assets without fee waivers	0.98%	(4)	0.98%
Ratio of net investment income/(loss) to average net assets	3.87%	(4)	3.77%
Ratio of net investment income/(loss) to average net assets
without fee waivers	3.53%	(4)	3.44%
Portfolio turnover rate(5)	8.06%		22.20%

(1) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(2) Less than ($.005) per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.
(5) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the period June 1, 2006 to December 31, 2006 were $4,331,294 and $4,662,727, respectively.

See Notes to Financial Statements.

172	Annual Report December 31, 2006

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$11.23	$11.72	$11.18	$11.03

0.41	0.42	0.42	0.44
0.10	(0.49)	0.54	0.15
0.51	(0.07)	0.96	0.59

(0.42)	(0.42)	(0.42)	(0.44)
0.00	(0.00)	(0.00)	(0.00)
(0.42)	(0.42)	(0.42)	(0.44)
0.00(2)	-	-	-
$11.32	$11.23	$11.72	$11.18
4.55%	(0.59)%	8.77%	5.43%

$59,346	$50,227	$55,461	$45,508
0.65%	0.65%	0.65%	0.65%
1.07%	1.11%	1.15%	1.12%
3.68%	3.67%	3.65%	3.91%

3.26%	3.21%	3.15%	3.44%
32.94%	6.60%	8.69%	13.09%

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1. Significant Accounting Policies
     Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency

174	Annual Report December 31, 2006

exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of December 31, 2006, securities which have been fair valued represented 5.66% and 10.31% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of December 31, 2006, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

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     Federal Income Taxes – It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At December 31, 2006 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Westcore	Westcore
	Select	International
Expiring	Fund	Frontier Fund
2009	$0	$1,036,383
2010	0	1,905,398
2011	466,886	0
Total	$466,886	$2,941,781

	Westcore	Westcore	Westcore
	Flexible	Plus	Colorado
Expiring	Income Fund	Bond Fund	Tax-Exempt Fund
2007	0	274,024	0
2008	0	143,296	0
2011	0	58,526	0
2012	0	0	1,084
2013	70,367	408,464	0
2014	0	248,374	9,004
Total	$70,367	$1,132,684	$10,088

     Net capital loss carryforwards utilized during the period from June 1, 2006 to December 31, 2006, were $4,947,384 for Westcore International Frontier Fund, $1,112,806 for Westcore Select Fund and $1,295,919 for Westcore Flexible Income Fund.

     The Westcore Plus Bond Fund intends to elect to defer to its fiscal year ending December 31, 2007, approximately $242,405 of losses recognized during the period from November 1, 2006 to December 31, 2006.

176	Annual Report December 31, 2006

     Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

For the the period from June 1, 2006 to December 31, 2006, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)
Westcore MIDCO Growth Fund	$0	$392,003	$(392,003)
Westcore Growth Fund	(244,835)	245,696	(861)
Westcore Select Fund	(9,074)	9,073	1
Westcore International Frontier Fund	51	11,081	(11,132)
Westcore Blue Chip Fund	0	0	0
Westcore Mid-Cap Value Fund	0	(31,740)	31,740
Westcore Small-Cap Opportunity Fund	(34,439)	34,200	239
Westcore Small-Cap Value Fund	0	(25,136)	25,136
Westcore Flexible Income Fund*	52,671	(845,507)	792,836
Westcore Plus Bond Fund	(48)	(220,236)	220,284
Westcore Colorado Tax-Exempt Fund	0	0	0

The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

*The Westcore Flexible Income Fund has suspended passive losses in the amount of $495, 618 related to its investment in various publicly traded partnerships which will be utilized against future income from those partnerships or will be recognized as ordinary loss upon disposition of the units of the partnerships.

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     The tax character of the distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal period from June 1, 2006 to December 31, 2006.

	Westcore		Westcore
	MIDCO		Growth
	Growth Fund		Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$4,299,723	$0	$0	$56,298
Long-Term Capital Gain	24,013,746	424,049	121,873	1,094,193
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$28,313,469	$424,049	$121,873	$1,150,491
	Westcore		Westcore		Westcore
	Select		International		Blue-Chip
	Fund		Frontier Fund		Fund

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$0	$0	$306,597	$64,646	$413,567	$300,005
Long-Term Capital Gain	0	0	0	0	3,233,139	4,500,076
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	0
Total	$0	$0	$306,597	$64,646 $	3,646,706 $	4,800,081
	Westcore		Westcore
	Mid-Cap		Small-Cap
	Value Fund		Opportunity Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$400,024	$634,195	$302,757	$50,000
Long-Term Capital Gain	1,100,587	2,411,755	1,699,996	2,490,489
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$1,500,611	$3,045,950	$2,002,753	$2,540,489
	Westcore		Westcore
	Small-Cap		Flexible
	Value Fund		Income Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006

Distributions paid from:
Ordinary Income	$419,901	$418,865	$8,331,028	$11,898,362
Long-Term Capital Gain	17,789	0	0	0
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$437,690	$418,865	$8,331,028	$11,898,362

178	Annual Report December 31, 2006

	Westcore		Westcore
	Plus-Bond		Colorado
	Fund		Tax-Exempt Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$18,313,453	$19,687,611	$2,724	$0
Long-Term Capital Gain	0	31,163	0	0
Tax-Exempt Income	0	0	1,251,222	2,195,840
Return of Capital	0	0	0	0
Total	$18,313,453	$19,718,774	$1,253,946	$2,195,840

     As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
(Over)/undistributed net investment income		$3,818,936	$0
Accumulated net realized gain/(loss)		3,882,257	2,741,434
Net unrealized appreciation/(depreciation)		38,164,442	41,108,682
Effect of other timing differences		(377,541)	(20,452)
Total		$45,488,094	$43,829,664

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
(Over)/undistributed net investment income	$0	$80,486	$179,181
Accumulated net realized gain/(loss)	(466,886)	(2,941,781)	112,643
Net unrealized appreciation/(depreciation)	1,454,569	3,976,831	15,841,170
Effect of other timing differences	(6,821)	(9,066)	(38,725)
Total	$980,862	$1,106,470	$16,094,269

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
(Over)/undistributed net investment income	$136,537	$0	$153,042
Accumulated net realized gain/(loss)	321,058	336,560	391,633
Net unrealized appreciation/(depreciation)	13,545,016	4,747,450	8,740,800
Effect of other timing differences	(2,812)	(33,353)	(301)
Total	$13,999,799	$5,050,657	$9,285,174

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
(Over)/undistributed net investment income	$79,942	$174,540	$12,448
Accumulated net realized gain/(loss)	(70,367)	(1,375,089)	(10,088)
Net unrealized appreciation/(depreciation)	7,463,052	(1,102,201)	1,263,133
Effect of other timing differences	(83,669)	(40,727)	(22,924)
Total	$7,388,958	$(2,343,477)	$1,242,569

The effect of other timing differences primarily includes deferred Trustees’ compensation.

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     Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the June 1, 2006 to December 31, 2006.

     Allocation of Income, Expenses and Gains and Losses – Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

     When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

     Other – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

180	Annual Report December 31, 2006

2. SHARES OF BENEFICIAL INTEREST

     On December 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore MIDCO Growth Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	995,137	4,965,161	5,824,143
Shares issued in reinvestment of dividends
and distributions	3,507,007	50,667	0
Total	4,502,144	5,015,828	5,824,143
Shares redeemed	(4,024,515)	(6,833,406)	(6,298,109)
Net increase/(decrease) in shares	477,629	(1,817,578)	(473,966)

Westcore Growth Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	4,147,068	8,330,896	9,543,624
Shares issued in reinvestment of dividends
and distributions	8,605	85,466	184,155
Total	4,155,673	8,416,362	9,727,779
Shares redeemed	(3,864,348)	(3,418,275)	(1,874,760)
Net increase/(decrease) in shares	291,325	4,998,087	7,853,019

Westcore Select Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	850,697	94,734	279,166
Shares issued in reinvestment of dividends
and distributions	0	0	0
Total	850,697	94,734	279,166
Shares redeemed	(104,280)	(213,433)	(185,776)
Net increase/(decrease) in shares	746,417	(118,699)	93,390

Westcore International Frontier Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	424,460	1,390,278	1,388,609
Shares issued in reinvestment of dividends
and distributions	17,580	4,649	2,042
Total	442,040	1,394,927	1,390,651
Shares redeemed	(692,772)	(720,616)	(735,197)
Net increase/(decrease) in shares	(250,732)	674,311	655,454

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Westcore Blue Chip Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	193,966	468,284	402,985
Shares issued in connection with acquisition
of Aristata Equity Fund	0	0	2,310,683
Shares issued in reinvestment of dividends
and distributions	252,789	350,615	0
Total	446,755	818,899	2,713,668
Shares redeemed	(427,690)	(850,266)	(742,376)
Net increase/(decrease) in shares	19,065	(31,367)	1,971,292

Westcore Mid-Cap Value Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	974,086	2,289,390	709,475
Shares issued in reinvestment of dividends
and distributions	64,086	136,933	53,789
Total	1,038,172	2,426,323	763,264
Shares redeemed	(509,346)	(432,555)	(160,762)
Net increase from beneficial
interest transactions	528,826	1,993,768	602,502

Westcore Small-Cap Opportunity Fund

	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	120,197	177,503	312,153
Shares issued in reinvestment of dividends
and distributions	53,992	73,348	21,047
Total	174,189	250,851	333,200
Shares redeemed	(76,134)	(212,081)	(847,736)
Net increase/(decrease) in shares	98,055	38,770	(514,536)

Westcore Small-Cap Value Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	1,654,077	2,097,109	1,680,976
Shares issued in reinvestment of dividends
and distributions	31,871	37,944	0
Total	1,685,948	2,135,053	1,680,976
Shares redeemed	(490,708)	(367,273)	(54,738)
Net increase from beneficial in shares	1,195,240	1,767,780	1,626,238

182	Annual Report December 31, 2006

Westcore Flexible Income Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	10,377,235	7,754,455	12,894,649
Shares issued in reinvestment of dividends
and distributions	790,510	1,144,546	700,294
Total	11,167,745	8,899,001	13,594,943
Shares redeemed	(2,667,904)	(7,912,725)	(3,505,259)
Net increase from beneficial in shares	8,499,841	986,276	10,089,684

Westcore Plus Bond Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	29,660,561	31,804,862	13,528,662
Capital contribution from in-kind transfer	0	0	536,208
Shares issued in connection with acquisition
of Aristata Quality Bond	0	0	971,313
Shares issued in reinvestment of dividends
and distributions	1,516,451	1,655,230	794,772
Total	31,177,012	33,460,092	15,830,955
Shares redeemed	(6,604,497)	(9,830,644)	(2,815,020)
Net increase from beneficial in shares	24,572,515	23,629,448	13,015,935

Westcore Colorado Tax-Exempt Fund
	For the Period
	June 1, 2006 to	Year Ended	Year Ended
	December 31, 2006(1)	May 31, 2006	May 31, 2005
Shares sold	387,867	1,104,189	940,634
Shares issued in connection with acquisition
of Aristata Colorado Quality Tax-Exempt	0	0	870,402
Shares issued in reinvestment of dividends
and distributions	92,336	164,890	151,784
Total	480,203	1,269,079	1,962,820
Shares redeemed	(519,576)	(1,467,642)	(1,190,591)
Net increase/(decrease)in shares	(39,373)	(198,563)	772,229

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3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
As of December 31, 2006
Gross appreciation (excess of value over tax cost)		$39,748,982	$44,945,861
Gross depreciation (excess of tax cost over value)		(1,584,541)	(3,837,179)
Net unrealized appreciation		$38,164,441	$41,108,682
Cost of investment for income tax purposes		$146,346,562	$232,798,809

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
As of December 31, 2006
Gross appreciation (excess of value over tax cost)	$1,809,662	$5,399,280	$15,879,352
Gross depreciation (excess of tax cost over value)	(355,093)	(1,422,449)	(38,183)
Net unrealized appreciation	$1,454,569	$3,976,831	$15,841,169
Cost of investment for income tax purposes	$21,498,939	$31,670,693	$50,536,987

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
As of December 31, 2006
Gross appreciation (excess of value over tax cost)	$14,313,540	$5,236,609	$9,163,754
Gross depreciation (excess of tax cost over value)	(768,524)	(489,159)	(422,954)
Net unrealized appreciation	$13,545,016	$4,747,450	$8,740,800
Cost of investment for income tax purposes	$75,697,383	$19,809,019	$50,547,365

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of December 31, 2006
Gross appreciation (excess of value over tax cost)	$13,136,083	$7,965,239	$1,324,675
Gross depreciation (excess of tax cost over value)	(5,673,031)	(9,067,440)	(61,542)
Net unrealized appreciation/(depreciation)	$7,463,052	$(1,102,201)	$1,263,133
Cost of investment for income tax purposes	$258,065,985	$723,280,298	$54,284,200

184	Annual Report December 31, 2006

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions
     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Advisor” or “DenverIA”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Fund Services, Inc. (“ALPS”) and DenverIA serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly. DenverIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS’ was entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

     The administrative fees are then allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets.

     The Trust has agreed to reimburse DenverIA for costs incurred by DenverIA for record keeping and subaccounting services to persons who beneficially own shares of a Fund through omnibus accounts (“Beneficial Aggregate Value”). The amount reimbursed with respect to a Fund will not exceed the (i) lesser of the costs actually borne by DenverIA or (ii) that amount computed on a semi-annual basis by determining at the beginning of each semi-annual calendar period the actual cost of transfer agency services for the prior semi-annual calendar period borne by the Trust without taking into account the Beneficial Aggregate Value and applying that percentage to the Beneficial Aggregate Value.

1-800-392-CORE (2673) ■ www.westcore.com	185

     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2007 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the period June 1, 2006 to December 31, 2006, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.53%, 2.26%, 1.74%, 1.53%, 0.96%, 0.88% and 1.00%, respectively.

     Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

     The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds’ outstanding shares as of December 31, 2006, constituted 11.05% of the Westcore MIDCO Growth, 14.20% of Westcore Select, 5.50% of Westcore International Frontier, 38.67% of Westcore Blue Chip, 28.41% of Westcore Small-Cap Opportunity, 5.07% of Westcore Small-Cap Value and 6.06% of Westcore Colorado-Tax Exempt Funds. Included in the percentages above are holdings of DenverIA and/ or DenverIA’s retirement savings plan representing 5.50% of Westcore MIDCO

186	Annual Report December 31, 2006

Growth, 8.70% of Westcore Select, 5.50% of Westcore International Frontier, 9.93% of Westcore Blue Chip and 7.22% of Westcore Small-Cap Opportunity Funds.

5. New Accounting Pronouncements
     In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

     In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

6. Illiquid Restricted Securities
     As of December 31, 2006, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of December 31, 2006 for the Westcore Flexible Income and Westcore Plus Bond Funds was $20,624,657 and $26,111,587, respectively, which represents 7.66% and 3.57% of the Funds’ net assets, respectively, as detailed below.

1-800-392-CORE (2673) ■ www.westcore.com	187

Illiquid Securities as of December 31, 2006

Flexible Income Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

ACE Securities Corp., 2004 IN1,
Class B, 8.5813%, 02/25/2014	300,000	05/21/04	$243,959	$283,084
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$987,740
Anthracite CDO, Ltd.,
Series 2004-1A, Class G,
8.30%, 02/24/2014	500,000	03/16/04	$500,000	$506,700
Archstone, Series 2005-C1,
7.415%, 03/20/2010	1,000,000	03/24/05	$1,000,000	$1,032,500
Crest Ltd. Exeter Street Solar
2004-1A, Class E1,
9.114%, 10/28/2014	435,085	04/08/04	$435,085	$448,268
Crest Ltd., Series 2003-1A,
Class PS 8.50%, 08/28/2012	200,000	04/22/03	$118,450	$118,280
Crest Ltd., Series 2003-2A, Class
E1 10.2137%, 12/28/2013	250,000	12/18/03	$250,000	$262,525
Crest Ltd., Series 2003-2A, Class PS,
6.00%, 12/28/2013	413,450	12/18/03	$236,889	$235,294
Crest Ltd., Series 2004-1A, Class PS,
7.667%, 12/28/2013	1,064,633	10/22/04	$500,726	$609,289
Crest Ltd., Series 2004-1A, Class H2,
7.334%, 10/28/2014	300,000	10/22/04	$285,920	$286,290
Crest Ltd., Series 2004-1A,
Fairfield Street Solar, Class F1,
10.235%, 12/28/2014	1,087,500	11/24/04	$1,087,500	$1,103,486
Crystal River Capital	37,000	03/09/05	$925,000	$925,718
Denali Capital CLO III Ltd., Series 3A,
Class B2L, 13.075%, 07/21/2008	250,000	06/26/03	$244,623	$252,148
Denali Capital CLO VI Ltd., Series 6A,
Class B2L, 9.624%, 04/21/2010	800,000	02/16/06	$800,000	$800,000
Eszopiclone Royalty Sub LLC
Series IV 12.00%,03/15/2014	1,212,500	07/29/05	$1,225,000	$1,273,125
First Republic Cap Trust II,
Series B, 8.75%	20,000	01/30/04	$530,000	$498,750
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.00%, 12/04/2012	100,000	12/04/02	$100,000	$83,375
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$2,082,680
MM Community Funding II Ltd.,
Series 2I, 21.28%, 12/15/2011	500,000	03/12/04	$478,868	$260,000
N-STAR Real Estate CDO Ltd.,
Series 2004-2A, Class C2B,
6.591%, 06/28/2014	500,000	06/16/04	$468,475	$503,150
Preferred CPO Ltd., Class B, 10.026%,
07/26/2010	500,000	06/15/04	$524,431	$540,235
	600,000	02/07/05	$678,434	$648,281
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.907%, 07/03/2012	100,000	06/26/02	$100,000	$57,025
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.00%, 07/03/2013	150,000	06/16/03	$150,000	$118,418

188	Annual Report December 31, 2006

Flexible Income Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.00%, 10/03/2013	150,000	06/16/03	$150,000	$115,763
Preferred Term Securities XII Ltd.,
Subordinate Income Notes,	250,000	12/09/03	$250,000	$208,781
19.00%, 12/24/2013	500,000	01/07/05	$522,260	$417,563
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes,	500,000	03/09/04	$500,000	$397,300
18.00%, 03/24/2014	400,000	01/31/05	$421,437	$317,840
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes,
17.50%, 06/17/2014	500,000	06/09/04	$500,000	$405,925
Regional Diversified Funding,
Series 2004-1,
16.80%, 02/15/2014	500,000	02/13/04	$478,327	$375,000
Regional Diversified Funding,
Series 2005-1,
14.10%, 03/15/2015	750,000	04/12/05	$750,000	$690,000
River North CDO Ltd.,
Series 2005-1A, 12.50%,
02/06/2014	600,000	12/22/04	$600,000	$570,000
Soloso Bank Pref 2005,
12.50%, 10/15/2015	750,000	08/03/05	$744,532	$720,000
TIAA Real Estate CDO Ltd.,
Series 2003-1A, Class PS,
16.00%, 09/30/2013	250,000	10/16/03	$250,000	$255,750
Times Square Hotel Trust,
8.528%, 08/01/2026	92,249	08/09/01	$92,099	$103,115
Tortoise Capital Partners	36,500	12/01/05	$547,500	$502,240
Tortoise Capital Partners warrants	9,125	12/01/05	$0	$0
Tricadia, Series 2003-1,
Class PS, 17.575%, 12/15/2013	250,000	01/14/04	$239,289	$235,000
Tricadia, Series 2004-2A,
Class C, 8.87%, 12/15/2019	488,462	10/08/04	$488,462	$486,019
Tropic , Series 2003-1A,
Class PS, 12.85%, 10/15/2013	700,000	09/07/05	$619,810	$483,000
Tropic, Series 2004-1A,
Class PS, 16.50%, 04/15/2014	500,000	12/02/04	$500,000	$425,000
Total			$21,537,076	$20,624,657
Total Net Assets				$269,243,872
Illiquid Restricted Securities as % of Total Net Assets				7.66%

1-800-392-CORE (2673) ■ www.westcore.com	189

Plus Bond Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

ACE Securities Corp., 2004 IN1, Class B,
8.85%, 02/25/2014	379,000	05/21/04	$308,206	$357,630
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,950,960
Anthracite CDO, Ltd., Series 2004-1A,
Class G, 8.27%, 02/24/2014	500,000	03/16/04	$500,000	$506,700
Archstone, Series 2005-C1,
7.44%, 03/20/2010	1,300,000	03/24/05	$1,300,000	$1,342,250
Community Reinvestment
Revenue Notes, 5.73%,
06/01/2031	1,250,000	06/13/06	$1,250,000	$1,259,123
Crest Ltd., Series 2003-1A,
Class PS 8.50%, 08/28/2012	800,000	04/22/03	$473,797	$473,120
Crest Ltd., Series 2003-2A,
Class PS, 6.00% 12/28/2013	620,174	12/18/03	$355,333	$352,941
Crest Ltd., Series 2004-1A,
Class H2, 7.334%, 10/28/2014	750,000	10/22/04	$714,800	$715,725
Crest Ltd., Series 2004-1A, Fairfield
Street Solar, Class F1,
10.235%, 12/28/2014	1,000,000	11/24/04	$1,000,000	$1,014,700
Eszopiclone Royalty Sub LLC
Series IV, 12.00%,03/15/2014	1,212,500	07/29/05	$1,225,000	$1,273,125
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.00%, 12/04/2012	150,000	12/04/02	$150,000	$125,062
N-STAR Real Estate CDO Ltd.,
Series 2004-2A, Class C2B,
6.591%, 06/28/2014	600,000	06/16/04	$562,170	$603,780
Preferred CPO Ltd.,
Class B, 10.026%,	500,000	06/15/04	$524,431	$540,235
07/26/2010	500,000	02/27/05	$565,363	$540,234
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.907%, 07/03/2012	250,000	06/26/02	$250,000	$142,562
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.00%, 07/03/2013	350,000	06/16/03	$350,000	$276,307
Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.00%, 10/03/2013	350,000	06/16/03	$350,000	$270,113
Preferred Term Securities X1 B-3 Ltd.,
Subordinate Income Notes,
5.30%, 09/24/2008	500,000	06/02/05	$502,969	$498,600
Preferred Term Securities XII Ltd.,
Subordinate Income Notes,	250,000	12/09/03	$250,000	$208,782
19.00%, 12/24/2013	250,000	01/07/05	$261,130	$208,781

190	Annual Report December 31, 2006

Plus Bond Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred Term Securities XIII Ltd.,
Subordinate Income Notes,
18.00%, 03/24/2014	500,000	03/09/04	$500,000	$397,300
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes,
17.50%, 06/17/2014	500,000	06/09/04	$500,000	$405,925
Regional Diversified Funding,
Series 2004-1A,
16.80%, 02/15/2014	500,000	02/13/04	$478,207	$375,000
Regional Diversified Funding,
Series 2005-1A,
14.10%, 03/15/2015	750,000	04/12/05	$750,000	$690,000
River North CDO ltd., Series 2005-1A,
12.50%, 02/06/2014	800,000	12/22/04	$800,000	$760,000
Soloso Bank Pref 2005,
12.50%, 10/15/2015	750,000	08/03/05	$744,532	$720,000
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,750,000	$1,598,975
3.31%, 11/15/2013	905,000	11/16/05	$872,788	$826,899
	385,000	11/23/05	$369,546	$351,774
	425,000	12/15/05	$406,894	$388,322
Strats-FHLB, 1.96%, 08/15/2019	1,500,000	02/24/05	$1,500,000	$1,382,550
	100,000	12/15/05	$96,743	$92,170
	50,000	12/15/05	$48,372	$46,085
	500,000	12/28/05	$481,559	$460,850
TIAA Real Estate CDO Ltd.,
Series 2003-1A, Class PS,
16.00%, 09/30/2013	250,000	11/06/03	$250,000	$255,750
Times Square Hotel Trust,
8.528%, 08/01/2026	391,420	08/09/01	$391,420	$438,238
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	01/14/04	$239,292	$235,000
Tricadia, Series 2004-2A, Class C,
9.067%, 12/15/2019	491,346	10/08/04	$488,462	$486,019
Tropic, Series 2003-1A. Class PS,
12.85%, 10/15/2013	1,000,000	09/07/05	$885,444	$690,000
Tropic, Series 2004-1A. Class PS,
16.50%, 04/15/2014	1,000,000	01/27/06	$950,938	$850,000
Total			$27,397,396	$26,111,587
Total Net Assets				$731,628,104
Illiquid Restricted Securities as % of Total Net Assets				3.57%

1-800-392-CORE (2673) ■ www.westcore.com	191

     Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund’s income and distributions for the period ended December 31, 2006.

     During the year ended December 31, 2006, 99.77% of the dividend paid by the Westcore Colorado Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends. In addition, 0%, 21.62%, 5.27%, 0%, 46.43%, 76.47%, and 80.92%, of the dividends paid by the Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond, Westcore Colorado Tax-Exempt, Westcore Blue Chip, Westcore Mid-Cap Value and Westcore Small-Cap Value Funds from net investment income, respectively, qualify for the corporate dividends received deduction.

     Also during the fiscal year ended December 31, 2006, 100%, 23.23%, 5.36%, 0%, 48.24%, 77.59%, and 81.52% of distributions of ordinary income by Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond, Westcore Colorado Tax-Exempt, Westcore Blue Chip, Westcore Mid-Cap Value and Westcore Small-Cap Value Funds respectively, met the requirements regarding qualified dividend income.

     During the period ended December 31, 2006, the Westcore Funds paid the following distributions per share:

	Ordinary	Capital	Total
	Income Dividends	Gains Distributions	Distributions
Westcore MIDCO Growth Fund	$0.2007	$1.1209	$1.3216
Westcore Growth Fund	0.0000	0.0059	0.0059
Westcore Select Fund	0.0000	0.0000	0.0000
Westcore International Frontier Fund	0.1245	0.0000	0.1245
Westcore Mid-Cap Value Fund	0.0957	0.2633	0.3590
Westcore Blue Chip Fund	0.0899	0.7028	0.7927
Westcore Small-Cap Opportunity Fund	0.4932	2.7691	3.2623
Westcore Small-Cap Value Fund	0.0932	0.0039	0.0971
Westcore Flexible Income Fund	0.3965	0.0000	0.3965
Westcore Plus Bond Fund	0.3236	0.0000	0.3236
Westcore Colorado Tax-Exempt Fund	0.2508	0.0000	0.2508

192	Annual Report December 31, 2006

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2006 are available without a charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the commission’s website at http://www.sec.gov.

1-800-392-CORE (2673) ■ www.westcore.com	193

To the Board of Trustees and Shareholders of Westcore Trust:

We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Westcore Trust (the “Funds”), including the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Wetscore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds as of December 31, 2006, and the related statements of operations for the period from June 1, 2006 to December 31, 2006 and for the year ended May 31, 2006, the statements of changes in net assets for the period from June 1, 2006 to December 31, 2006 and for each of the two years in the period ended May 31,2006, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Westcore Trust as of December 31, 2006, the results of its operations for the period from June 1, 2006 to December 31, 2006 and for the year ended May 31, 2006, the changes in its net assets for the period from June 1, 2006 to December 31, 2006 and for each of the two years in the period ended May 31,2006, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2007

194	Annual Report December 31, 2006

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200	Annual Report December 31, 2006

1625 Broadway
Suite 2200
Denver, CO 80202
1-800-392-CORE (2673)
www.westcore.com

Westcore Trustees and Officers:
Jack D. Henderson, Chairman
Mary K. Anstine, Trustee
Vernon L. Hendrickson, Trustee
James B. O’Boyle, Trustee
Rick A. Pederson, Trustee
Robert L. Stamp, Trustee
Janice M. Teague, Trustee
Todger Anderson, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Wade A. Clouse, Asst. Treasurer
Tane´ T. Tyler, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by ALPS Distributors, Inc.

WC123

Item 2.  Code of Ethics.

(a)  The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)  Not applicable.

(c)  During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)  During the period covered by this report, no implicit or explicit waivers to the provisions of this code of ethics adopted in 2(a) above were granted.

(e)  Not applicable.

(f)   The Registrant's Code of Ethics is incorporated by reference to Exhibit 11(a)(1) to the registrant's Form N-CSR dated August 8, 2004 for its fiscal year ended May 31, 2004, filed electronically with the Securities and Exchange Commission.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant has at least one "audit committee financial expert" serving on its committee. The Board of Trustees has designated Robert Stamp as the registrant's "audit committee financial expert". Robert Stamp is "independent" as defined in paragraph (a)(2) to Item 3 of Form N-CSR.

Item 4.  Principal Accounting Fees and Services.

At the August 9, 2006 Board Meeting, the Trustees unanimously approved a change in the registrant's, and each fund's, fiscal year end from May 31 to December 31, effective with the fiscal year ending December 31, 2006.

(a)  Audit Fees:  For the registrant's fiscal years ended December 31, 2006 and May 31, 2006, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $120,000 for the fiscal year ended December 31, 2006 and $88,750 for the fiscal year ended May 31, 2006.

(b)  Audit-Related Fees:  In registrant's fiscal years ended December 31, 2006 and May 31, 2006, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)  Tax Fees:  For the registrant's fiscal years ended December 31, 2006 and May 31, 2006, aggregate fees of $61,765 and $25,080 respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)  All other Fees:  No fees were billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) for the registrant's fiscal years ended December 31, 2006 and May 31, 2006.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:  The registrant's Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) Aggregate non-audit fees of $61,765 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser for the registrant's fiscal year ended December 31, 2006 and aggregate non-audit fees of $25,080 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser for the registrant's fiscal year ended May 31, 2006.

(h)  Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The code of ethics that applies to the registrant's principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 11.A.1 to the registrant's Form N-CSR dated August 8, 2004, for its fiscal year ended May 31, 2004, filed electronically with the Securities and Exchange Commission.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                March 9, 2007

By:                   /s/ Jasper R. Frontz

                        Jasper R. Frontz

                        Treasurer/Principal Financial Officer

Date:                March 9, 2007